                           As filed with the Securities and Exchange Commission
                                                              on March 30, 1998
                                                    Registration Nos. 333-15205
                                                                      811-07897

                         SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                     FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933[X]

                      Pre-Effective Amendment No. ----   [ ]

                        Post-Effective Amendment No. 4 [X]

                            REGISTRATION STATEMENT UNDER
                      THE INVESTMENT COMPANY ACT OF 1940[X]

                               Amendment No. 5 [X]

                          (Check appropriate box or boxes)

                         The Munder Framlington Funds Trust
                 (Exact Name of Registrant as Specified in Charter)

                   480 Pierce Street, Birmingham, Michigan  48009
                (Address of Principal Executive Offices)  (Zip code)

                   Registrant's Telephone Number:  (248) 647-9200

                                  Cynthia Surprise
                        Vice President and Associate Counsel
                        State Street Bank and Trust Company
                             1776 Heritage Drive, AFB2
                               North Quincy, MA 02171
                      (Name and Address of Agent for Service)
                                     Copies to:


                 Lisa Anne Rosen, Esq.                    Paul R. Roye, Esq.
              Munder Capital Management                Dechert Price & Rhoads
                   480 Pierce Street                      1775 Eye Street, NW
              Birmingham, Michigan 48009                 Washington, DC 20006


[X] It is proposed that this filing will become effective 75 days after filing pursuant to paragraph (a)(2) of Rule 485

                         THE MUNDER FRAMLINGTON FUNDS TRUST

                               CROSS-REFERENCE SHEET

                              Pursuant to Rule 495(a)

                 Prospectus for The Munder Framlington Funds Trust
    (Munder Framlington Global Financial Services Fund Class A, B and C Shares)



 PART A
 ------


          ITEM                              HEADING
          ----                              -------
 1.       Cover Page                        Cover Page

 2.       Synopsis                          Fund Highlights; Financial
                                            Information

 3.       Condensed Financial Information   Not Applicable

 4.       General Description of            Cover Page; Fund Highlights; Fund
          Registrant                        Information; Structure and
                                            Management of Fund

 5.       Management of the Fund            Structure and Management of Fund;
                                            Dividends, Distributions and Taxes;
                                            Performance

 6.       Capital Stock and Other           Structure and Management of Fund;
          Securities                        Purchases and Exchanges of Shares;
                                            Redemption of Shares; Dividends,
                                            Distributions and Taxes

 7.       Purchase of Securities Being      Purchases and Exchanges of Shares
          Offered

 8.       Redemption or Repurchase          Redemptions of Shares

 9.       Pending Legal Proceedings         Not Applicable

                         THE MUNDER FRAMLINGTON FUNDS TRUST

                               CROSS-REFERENCE SHEET

                              Pursuant to Rule 495(a)

Prospectus for The Munder Framlington Funds Trust
(Munder Framlington Global Financial Services Fund Class K Shares)

 Part A
 ------
          Item                              Heading
          ----                              -------
 1.       Cover Page                        Cover Page

 2.       Synopsis                          Fund Highlights; Financial
                                            Information

 3.       Condensed Financial Information   Not Applicable

 4.       General Description of            Cover Page; Fund Highlights; Fund
          Registrant                        Information; Structure and
                                            Management of Fund

 5.       Management of the Fund            Structure and Management of Fund;
                                            Dividends, Distributions and Taxes;
                                            Performance


 6.       Capital Stock and Other           Structure and Management of Fund;
          Securities                        Purchases and Exchanges of Shares;
                                            Redemption of Shares; Dividends,
                                            Distributions and Taxes

 7.       Purchase of Securities Being      Purchases and Exchanges of Shares
          Offered

 8.       Redemption or Repurchase          Redemptions of Shares

 9.       Pending Legal Proceedings         Not Applicable

                         THE MUNDER FRAMLINGTON FUNDS TRUST

                               CROSS-REFERENCE SHEET

                              Pursuant to Rule 495(a)

                 Prospectus for The Munder Framlington Funds Trust
         (Munder Framlington Global Financial Services Fund Class Y Shares)


 Part A
 ------
          Item                              Heading
          ----                              -------
 1.       Cover Page                        Cover Page

 2.       Synopsis                          Fund Highlights; Financial
                                            Information

 3.       Condensed Financial Information   Not Applicable

 4.       General Description of            Cover Page; Fund Highlights; Fund
          Registrant                        Information; Structure and
                                            Management of Fund

 5.       Management of the Fund            Structure and Management of Fund;
                                            Dividends, Distributions and Taxes;
                                            Performance

 6.       Capital Stock and Other           Structure and Management of Fund;
          Securities                        Purchases and Exchanges of Shares;
                                            Redemption of Shares; Dividends,
                                            Distributions and Taxes

 7.       Purchase of Securities Being      Purchases and Exchanges of Shares
          Offered

 8.       Redemption or Repurchase          Redemptions of Shares

 9.       Pending Legal Proceedings         Not Applicable

                         THE MUNDER FRAMLINGTON FUNDS TRUST

                               CROSS-REFERENCE SHEET
                              Pursuant to Rule 495(a)

                 Prospectus for The Munder Framlington Funds Trust
                (Munder Framlington Global Financial Services Fund )


 Part B
 ------
 10.     Cover Page                      Cover Page

 11.     Table of Contents               Table of Contents

 12.     General Information and         See Prospectus --"Structure and
         History                         Management of the Fund;" General;
                                         Directors and Officers

 13.     Investment Objectives and       Fund Investments; Investment
         Policies                        Limitations; Portfolio Transactions

 14.     Management of the Fund          See Prospectus --"Structure and
                                         Management of the Fund;" Directors and
                                         Officers; Miscellaneous

 15.     Control Persons and Principal   See Prospectus --Holders of Securities
                                         "Structure and Management of the
                                         Fund;" Miscellaneous

 16.     Investment Advisory Services    Investment Advisory Services and Other
         and Other                       Service Arrangements; See Prospectus -
                                         -"Structure and Management of the
                                         Fund"

 17.     Brokerage Allocation and Other  Portfolio Transactions

 18.     Capital Stock and Other         See Prospectus --"Structure and
         Securities                      Management of the Fund;" Additional
                                         Information Concerning Shares

 19.     Purchase, Redemption and        Additional Purchase and Redemption
         Pricing of Securities Being     Information; Net Asset Value;
         Offered                         Additional Information Concerning
                                         Shares

 20.     Tax Status                      Taxes

 21.     Underwriters                    Investment Advisory and Other Service
                                         Arrangements

 22.     Calculation of Performance      Performance Information
         Data

 23.     Financial Statements            Not applicable

                         THE MUNDER FRAMLINGTON FUNDS TRUST

     The purpose of this Post-Effective Amendment filing is to add one new portfolio to the Munder Framlington Funds Trust's Registration Statement, namely the Munder Framlington Global Financial Services Fund.

     The Prospectuses and Statements of Additional Information for the Munder Framlington International Growth Fund, Munder Framlington Emerging Markets Fund and Munder Framlington Healthcare Fund are not included in this filing.

PROSPECTUS

CLASS A, CLASS B AND CLASS C SHARES

     The Munder Framlington Global Financial Services Fund (the "Fund") is a mutual fund that seeks to provide long-term capital appreciation. The Fund invests primarily in equity securities of U.S. and foreign companies which are principally engaged in the financial services industry. The Fund is a portfolio of The Munder Framlington Funds Trust ("Framlington"), an open-end investment company.

     Munder Capital Management (the "Advisor") serves as investment advisor of the Fund.

     This Prospectus explains the objective, policies, risks and fees of the Fund. You should read this Prospectus carefully before investing and retain it for future reference. A Statement of Additional Information ("SAI") has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus. The SAI may be obtained free of charge by calling the Fund at (800) 438-5789. In addition, the SEC maintains a web site (http://www.sec.gov) that contains the SAI and other information regarding the Fund.

     SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. AN INVESTMENT IN THE FUND INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

   SECURITIES OFFERED BY THIS PROSPECTUS HAVE NOT BEEN APPROVED OR DISAPPROVED
       BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
          COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR
             ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY
               OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION
                   TO THE CONTRARY IS A CRIMINAL OFFENSE.





                      CALL TOLL-FREE FOR SHAREHOLDER SERVICES:
                                   (800) 438-5789

                    THE DATE OF THIS PROSPECTUS IS JUNE___, 1998

                                 TABLE OF CONTENTS

                                                                          PAGE
                                                                          ----

Fund Highlights. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3
     What are the key facts regarding the Fund?. . . . . . . . . . . . . . . 3

Fund Information . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 5
     Who may want to invest in the Fund? . . . . . . . . . . . . . . . . . . 6
     What are the Fund's investments and investment practices? . . . . . . . 6
     What are the risks of investing in the Fund?. . . . . . . . . . . . . . 9

Performance. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .10
     How is the Fund's performance calculated? . . . . . . . . . . . . . . .10
     Where can I obtain performance data?. . . . . . . . . . . . . . . . . .10

Purchases and Exchange of Shares . . . . . . . . . . . . . . . . . . . . . .11
     Which share class should I choose for my investment?. . . . . . . . . .11
     What price do I pay for shares? . . . . . . . . . . . . . . . . . . . .11
     When can I purchase shares? . . . . . . . . . . . . . . . . . . . . . .14
     What is the minimum required investment?. . . . . . . . . . . . . . . .14
     How can I purchase shares?. . . . . . . . . . . . . . . . . . . . . . .14
     How can I exchange shares?. . . . . . . . . . . . . . . . . . . . . . .15

Redemption of Shares . . . . . . . . . . . . . . . . . . . . . . . . . . . .15
     What price do I receive for redeemed shares?. . . . . . . . . . . . . .15
     When can I redeem shares? . . . . . . . . . . . . . . . . . . . . . . .17
     How can I redeem shares?. . . . . . . . . . . . . . . . . . . . . . . .17
     When will I receive redemption amounts? . . . . . . . . . . . . . . . .18

Structure and Management of the Fund . . . . . . . . . . . . . . . . . . . .18
     How is the Fund structured? . . . . . . . . . . . . . . . . . . . . . .18
     Who manages and services the Fund?. . . . . . . . . . . . . . . . . . .18
     What are my rights as a shareholder?. . . . . . . . . . . . . . . . . .20

Dividends, Distributions and Taxes . . . . . . . . . . . . . . . . . . . . .20
     When will I receive distributions from the Fund?. . . . . . . . . . . .20
     How will distributions be made? . . . . . . . . . . . . . . . . . . . .21
     Are there tax implications of my investments in the Fund? . . . . . . .21

Additional Information . . . . . . . . . . . . . . . . . . . . . . . . . . .22

                                  FUND HIGHLIGHTS

                     WHAT ARE THE KEY FACTS REGARDING THE FUND?

Q:   WHAT IS THE FUND'S GOAL?

A:   The Fund seeks to provide long-term capital appreciation.

Q:   WHAT IS THE FUND'S STRATEGY?

A:   The Fund invests primarily in equity securities of U.S. and foreign companies which are primarily engaged in the financial services industry and companies providing services within to the financial services industry.

Q:   WHAT ARE THE FUND'S RISKS?

A:   The Fund's net asset value, which is determined on every business day, will change daily. The net asset value changes are due to many factors including national and international economic conditions, changes in the price of securities owned by the Fund as a result of rises and falls in the stock market in general, perceptions about the stock of particular companies and perceptions about particular industries. You should note that you could lose a portion of the amount you invest in the Fund. As a result of large investments in foreign securities, the Fund is riskier than a domestic fund due to factors such as freezes on convertibility and differences in accounting and reporting standards, less government regulation and greater volatility. Also, this Fund concentrates its investment in a single industry and could experience larger price fluctuations than a fund invested in a broader range of industries.

Q:   WHAT ARE THE OPTIONS FOR INVESTMENT IN THE FUND?

A:   The Fund has registered five classes of shares:  Class A, B, C, K and Y.
Class K and Class Y Shares, which are only offered to institutional and other qualified investors, are offered in other prospectuses.


                                          MAXIMUM FRONT END    MAXIMUM
        CLASS        RULE 12B-1 FEES*        SALES LOAD**      CDSC***
       -------       ----------------     -----------------    -------

       Class A            0.25%                  5.5%           None+
       Class B              1%                   None             5%
       Class C              1%                   None    1%, if redeemed within
                                                           1 year of purchase


__________________


* An annual fee for distributing shares and servicing shareholder accounts based on the Fund's average daily net assets.

**   A one-time fee charged at the time of purchase of shares.  The fee declines based on the amount you invest.

*** A contingent deferred sales charge ("CDSC") is a one-time fee charged at the time of redemption. The fee declines based on the length of time you hold the shares.

+    A CDSC of 1% is imposed on certain redemptions of Class A Shares if redeemed within one year of purchase.

If you invest over $250,000, you must buy Class A or Class C Shares.

Q:   HOW DO I BUY AND SELL SHARES OF THE FUND?

A:   Funds Distributor, Inc. (the "Distributor") sells shares of the Fund.
You may purchase shares from the Distributor through broker-dealers or other financial institutions or from the Fund's transfer agent, First Data Investor Services Group, Inc. (the "Transfer Agent"), by mailing the attached Account Application Form with a check to the Transfer Agent. You must invest at least $250 ($50 through the Automatic Investment Plan) initially and at least $50 for subsequent purchases.

     Shares may be redeemed (sold back to the Fund) by mail or by telephone.

     You may also acquire the Fund's shares by exchanging shares of the same class of other funds of Framlington, The Munder Funds, Inc. (the "Company") and The Munder Funds Trust (the "Trust"), and may exchange Fund shares for shares of the same class of other funds of Framlington, the Company and the Trust.

Q:   WHAT SHAREHOLDER PRIVILEGES DOES THE FUND OFFER?


A:        CLASS A SHARES                 CLASS B SHARES                  CLASS C SHARES
          --------------                 --------------                  --------------

    AUTOMATIC INVESTMENT PLAN       AUTOMATIC INVESTMENT PLAN       AUTOMATIC INVESTMENT PLAN
    AUTOMATIC WITHDRAWAL PLAN       AUTOMATIC WITHDRAWAL PLAN       AUTOMATIC WITHDRAWAL PLAN
    RETIREMENT PLANS                RETIREMENT PLANS                RETIREMENT PLANS
    TELEPHONE EXCHANGES             TELEPHONE EXCHANGES             TELEPHONE EXCHANGES
    RIGHTS OF ACCUMULATION          REINVESTMENT PRIVILEGE          REINVESTMENT PRIVILEGE
    LETTER OF INTENT
    QUANTITY DISCOUNTS
    REINVESTMENT PRIVILEGE


Q:   WHEN AND HOW ARE DISTRIBUTIONS MADE?

A:   Dividend distributions are made from the dividends and interest earned on investments. The Fund pays dividends at least annually and distributes capital gains at least annually. Unless you elect to receive distributions in cash, all dividends and capital gains distributions will be automatically used to purchase additional shares of the Fund.

Q:   WHO MANAGES THE FUND'S ASSETS?

A:   Munder Capital Management is the Fund's investment advisor.  The Advisor provides overall investment management services for the Fund. Framlington Overseas Investment Management Limited (the "Sub-Advisor") is responsible for all purchases and sales of securities held by the Fund.

                               FINANCIAL INFORMATION

                        SHAREHOLDER TRANSACTION EXPENSES (1)

     The purpose of this table is to assist you in understanding the expenses a shareholder in the Fund will bear directly.

                                                                         Class A    Class B    Class C
                                                                         Shares     Shares     Shares
                                                                         -------    -------    -------
Maximum Sales Charge on Purchase (as a % of Offering Price).........      5.5%(2)     None      None
Sales Charge Imposed on Reinvested Dividends........................      None        None      None
Maximum Deferred Sales Charge.......................................      None(3)       5%(4)   None(5)
Redemption Fees (6).................................................      None        None      None
Exchange Fees.......................................................      None        None      None


________________

Notes:
(1) Does not include fees which institutions may charge for services they provide to you.
(2)  The sales charge declines as the amount invested increases.
(3) A 1% CDSC applies to redemption of Class A Shares within one year of purchase that were purchased with no initial sales charge as part of an investment of $1,000,000 or more.
(4)  The CDSC payable upon redemption of Class B Shares declines over time.
(5) A 1% CDSC applies to redemptions of Class C Shares within one year of purchase.
(6) The Fund's transfer agent may charge a fee of $7.50 for wire redemptions under $5,000.

                              FUND OPERATING EXPENSES

     The purpose of this table is to assist you in understanding the expenses charged directly to the Fund, which investors in the Fund will bear indirectly for the current fiscal year. Such expenses include payments to Trustees, auditors, legal counsel and service providers (such as the Advisor), registration fees and distribution fees. The fees shown below are estimated for the Fund's current fiscal year. Because of the 12b-1 fee, you may over the long term pay more than the amount of the maximum permitted front-end sales charge.

ANNUAL FUND OPERATING EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)


                                                  Class A   Class B   Class C
                                                  Shares    Shares    Shares
                                                  -------   -------   -------
Advisory Fees...................................   .75%      .75%      .75%
12b-1 Fees......................................   .25%     1.00%     1.00%
Other Expenses..................................  [  ]%     [  ]%     [  ]%
Total Fund Operating Expenses...................  [  ]%     [  ]%     [  ]%



                                      EXAMPLE

     This example shows the amount of expenses you would pay (directly or indirectly) on a $1,000 investment in the Fund assuming (1) a 5% annual return and (2) redemption at the end of the following time periods (including the deduction of the deferred sales charge, if any) and (3) no redemption at the end of the time periods. THIS EXAMPLE IS NOT A REPRESENTATION OF PAST OR FUTURE PERFORMANCE OR OPERATING EXPENSES; ACTUAL PERFORMANCE OR OPERATING EXPENSES MAY BE LARGER OR SMALLER THAN THOSE SHOWN.


                                           Class A   Class B   Class C
                                           Shares    Shares    Shares
                                           -------   -------   -------

1 Year
   -  Redemption.......................... $[    ]   $[    ]   $[    ]
   -  No Redemption....................... $[    ]   $[    ]   $[    ]
3 Years
   -  Redemption.......................... $[    ]   $[    ]   $[    ]
   -  No Redemption....................... $[    ]   $[    ]   $[    ]


                                  FUND INFORMATION

     This Prospectus describes Class A, Class B and Class C Shares of the Fund. This section summarizes the Fund's principal investments. The sections entitled "What are the Fund's Investments and Investment Practices?" and "What are the Risks of Investing in the Fund?" and the SAI give more information about the Fund's investment techniques and risks.

     GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide long-term capital appreciation. Under normal market conditions, the Fund invests at least 65% of its assets in equity securities of U.S. and foreign companies which are principally engaged in the financial services industry and companies providing services primarily within the financial services industry. The Fund focuses specifically on companies which are likely to benefit from growth or consolidation in the financial services industry.

     Examples of companies in the financial services industry are:
     -commercial, industrial and investment banks
     -savings and loan associations
     -brokerage companies
     -consumer and industrial finance companies
     -real estate and leasing companies
     -insurance companies
     -holding companies for each of the above

     A company is "principally engaged" in the financial services industry if at least 50% of its gross income, net sales or net profits comes from activities in the financial services industry or if the company dedicates more than 50% of its assets to the production of revenues from the financial services industry.

     Under normal market conditions, the Fund invests at least 65% of its assets in at least three different countries, including the United States.

     The Sub-Advisor allocates assets among countries based on its analysis of the trends in the financial services industry in particular regions, the relative valuation of financial services companies in different regions and its assessment of the prospects for a particular equity market and its currency.

     PORTFOLIO MANAGEMENT.    A committee of professional managers employed
by the Sub-Advisor makes decisions for the Fund.

                        WHO MAY WANT TO INVEST IN THE FUND?

     The Fund may be appropriate for investors who want to pursue growth aggressively by concentrating a portion of their investment on domestic and foreign securities within the financial services industry. The Fund is designed for those investors who are actively interested in, and can accept the risks of, industry-focused investing. Because of its narrow focus, the performance of the Fund is closely tied to and affected by, the financial services industry.

             WHAT ARE THE FUND'S INVESTMENTS AND INVESTMENT PRACTICES?

     The Fund will invest in EQUITY SECURITIES which includes common stocks, preferred stocks, warrants and other securities convertible into common stocks. Many of the common stocks the Fund will buy will not pay dividends; instead, stocks will be bought for the potential that their prices will increase, providing capital appreciation for the Fund. The value of Equity Securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, the forecasts for the issuer's industry and the value of the issuer's assets. Holders of Equity Securities only have rights to value in the company after all the debts have been paid, and they could lose their entire investment in a company that encounters financial difficulty. Warrants are rights to purchase securities at a specified time at a specified price.

     The Fund may invest in FOREIGN SECURITIES. Foreign Securities are securities issued by non-U.S. companies and governments. Investments in Foreign Securities are riskier than investments in U.S. companies because (i) foreign companies may be subject to different accounting, auditing and financial reporting standards than U.S. companies, (ii) there is generally less public information available about foreign companies, (iii) there may be less governmental regulation and supervision of foreign stock exchanges, securities markets and companies and (iv) foreign securities may be less liquid and more volatile than U.S. securities markets.

     The Fund may purchase AMERICAN DEPOSITARY RECEIPTS ("ADRS"), EUROPEAN DEPOSITARY RECEIPTS ("EDRS") AND GLOBAL DEPOSITARY RECEIPTS ("GDRS"). ADRs are issued by U.S. financial institutions and EDRs and GDRs are issued by European financial institutions. They are receipts evidencing ownership of underlying Foreign Securities.

     The Fund may invest in FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS, which are obligations of the Fund to purchase or sell a specific currency at a future date at a set price. These contracts may decrease the Fund's loss due to a change in currency value, but also limit gains from currency changes.

     The Fund may invest in FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. Futures contracts are contracts in which the Fund agrees, at maturity, to make delivery of or receive securities, the cash value of an index or foreign currency. Futures contracts and options on futures contracts are used for hedging purposes or to maintain liquidity. The Fund may not purchase or sell a futures contract unless immediately after any such transaction the sum of the aggregate amount of margin deposits on its existing futures positions and the amount of premiums paid for related options is 5% or less of its total assets. The Fund will set aside cash or other liquid securities to "cover" the Fund's position in futures. See the SAI for more details and additional limitations.

     The Fund may purchase or sell OPTIONS. The Fund may buy options giving it the right to require a buyer to buy a security held by the Fund (put options), buy options giving it the right to require a seller to sell securities to the Fund (call options), sell (write) options giving a buyer the right to require the Fund to buy securities from the buyer or write options giving a buyer the right to require the Fund to sell securities to the buyer during a set time at a set price. Options may relate to stock indices, individual securities, foreign currencies or futures contracts. See the SAI for more details and additional limitations.

     The Fund may purchase securities on a "WHEN-ISSUED" basis and may purchase or sell securities on a "FORWARD COMMITMENT" basis. Although the price to be paid by the Fund is set at the time of the agreement, the Fund usually does not pay for the securities until they are received. The value of securities may change between the time the price is set and payment. When the Fund purchases securities for future delivery, the Fund's custodian will set aside cash or liquid securities to "cover" the Fund's position. The Fund does not intend to purchase securities for future delivery for speculative purposes.

     The Fund may enter into REPURCHASE AGREEMENTS. Under a repurchase agreement, the Fund agrees to purchase securities from a seller and the seller agrees to repurchase the securities at a later time, typically within seven days, at a set price. The seller agrees to set aside collateral at least equal to the repurchase price. This ensures that the Fund will receive the purchase price at the time it is due, unless the seller defaults or declares bankruptcy, in which event the Fund will bear the risk of possible loss due to adverse market action or delays in liquidating the underlying obligation.

     The Fund may invest in REVERSE REPURCHASE AGREEMENTS. Under a reverse repurchase agreement, the Fund sells securities and agrees to buy them back later at an agreed upon time and price. Reverse repurchase agreements are used to borrow money for temporary purposes.

     The Fund may LEND SECURITIES to broker-dealers and other financially sound institutional investors who will pay the Fund for the use of the securities, thus potentially increasing the Fund's returns. The borrower must set aside cash or liquid securities equal to the value of the securities borrowed at all times during the terms of the loan. Loans may not exceed 25% of the value of the Fund's total assets. Risks involved in such transactions include possible delay in recovering the loaned securities and possible loss of the securities or the collateral if the borrower fails financially.

     The Fund may buy shares of registered MONEY MARKET FUNDS. The Fund will bear a portion of the expenses of any investment company whose shares they purchase, including operating costs and investment advisory, distribution and administration fees. These expenses would be in addition to the Fund's own expenses. The Fund may invest up to 10% of its assets in other investment companies and no more than 5% of its assets in any one investment company.

     The Fund may invest in CASH EQUIVALENTS, which are high-quality, short-term money market instruments including, among other things, commercial paper, bankers' acceptances and negotiable certificates of deposit of banks or savings and loan associations, short-term corporate obligations and short-term securities issued by, or guaranteed by, the U.S. Government and its agencies or instrumentalities. These instruments will be used primarily pending investment, to meet anticipated redemptions or as a temporary defensive measure. If the Fund is investing defensively, it may not be pursuing its investment objective.

     The Fund may purchase FIXED INCOME SECURITIES. Fixed Income Securities are securities which either pay interest at set times at either fixed or variable rates, or which realize a discount upon maturity. Fixed Income Securities include corporate bonds, debentures, notes and other similar corporate debt instruments, zero coupon bonds (discount debt obligations that do not make interest payments) and variable amount master demand notes that permit the amount of indebtedness to vary in addition to providing for periodic adjustments in the interest rate.

     The Fund may invest in LOWER-RATED DEBT SECURITIES. Lower-Rated Debt Securities are securities which are rated below investment grade by Standard & Poor's Ratings Service ("S&P"), Moody's Investors Service, Inc. ("Moody's") or other nationally recognized rating agency. Lower-Rated Debt Securities are considered riskier than investment grade securities. The Fund may invest up to 5% of its assets in lower-rated convertible securities, lower-rated corporate bonds or commercial paper. These high yield, high risk securities are commonly referred to as junk bonds.

     The Fund may purchase U.S. GOVERNMENT SECURITIES, which are securities issued by, or guaranteed by, the U.S. Government or its agencies or instrumentalities. Such securities include U.S. Treasury bills, which have initial maturities of less than one year, U.S. Treasury notes, which have initial maturities of one to ten years, U.S. Treasury bonds, which generally have initial maturities of greater than ten years, and obligations of the Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association.

     The Fund may invest up to 15% of the value of its net assets in ILLIQUID SECURITIES. Illiquid Securities are securities for which there is no ready market, which inhibits the ability to sell them and obtain their full market value, or which are legally restricted as to their resale by the Fund.

     The Fund may invest in ASSET-BACKED SECURITIES which include debt securities backed by mortgages, installment sales contracts and credit card receivables.

     The Fund may invest in STRIPPED SECURITIES which include participation in trusts that hold U.S. Treasury and agency securities which represent either the interest payments or principal payments on the securities or combinations of both.

     The Fund may invest in REAL ESTATE INVESTMENT TRUSTS ("REITS") which are companies, usually traded publicly, that manage a portfolio of real estate. Risks involved in such investments include vulnerability to decline in real estate prices and new construction rates.

     The Fund may make SHORT SALES of securities. A Short Sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When the Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may also sell securities that it owns or has the right to acquire at no additional cost but does not intend to deliver to the buyer, a practice known as selling short "against the box." See the SAI for more details.

     The Fund may BORROW MONEY in an amount up to 5% of its assets for temporary purposes and in an amount up to 33 1/3% of its assets to meet redemptions. This is a "fundamental" policy which only can be changed by shareholders.

     Under SEC regulations, the Fund may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities.

     The Fund is classified as a "diversified fund" which means that with respect to 75% of its assets, the Fund cannot invest more than 5% of its assets in a single issuer (other than the U.S. Government and its agencies and instrumentalities). In addition, the Fund cannot invest more than 25% of its assets in a single issuer.

                    WHAT ARE THE RISKS OF INVESTING IN THE FUND?

     Investing in the Fund may be less risky than investing in individual stocks due to the diversification of investing in a portfolio of many different stocks; however, such diversification does not eliminate all risks.
 Because the Fund invests mostly in Equity Securities, rises and falls in the stock market in general, as well as in the value of particular Equity Securities held by the Fund, can affect the Fund's performance. Your investment in the Fund is not guaranteed. The net asset value of the Fund will change daily and you might not recoup the amount you invest in the Fund.

     Consistent with a long-term investment approach, investors in the Fund should be prepared and able to maintain their investments during periods of adverse market conditions. By itself, the Fund does not constitute a balanced investment program and there is no guarantee that the Fund will achieve its investment objective since there is uncertainty in every investment.

     A fund's risk is mostly dependent on the types of securities it purchases and its investment techniques. The Fund is authorized to use options, futures and forward foreign currency exchange contracts, which are types of derivative instruments. Derivative instruments are instruments that derive their value from a different underlying security, index or financial indicator. The use of derivative instruments exposes the Fund to additional risks and transaction costs. Risks inherent in the use of derivative instruments include: (1) the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities;
(4) inability to close out certain hedged positions to avoid adverse tax consequences; (5) the possible absence of a liquid secondary market for any particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (6) leverage risk, that is, the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund's initial investment in that instrument (in some cases, the potential loss is unlimited); and (7) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, which could leave the Fund worse off than if it had not entered into the position.

     Investing in the Fund, with its larger investment in Foreign Securities, may involve more risk than investing in a U.S. fund for the following reasons: (1) there may be less public information available about foreign companies than is available about U.S. companies; (2) foreign companies are not generally subject to the uniform accounting, auditing and financial reporting standards and practices applicable to U.S. companies; (3) foreign markets have less volume than U.S. markets, and the securities of some foreign companies are less liquid and more volatile than the securities of comparable U.S. companies; (4) there may be less government regulation of stock exchanges, brokers, listed companies and banks in foreign countries than in the United States; (5) the Fund may incur fees on currency exchanges when it changes investments from one country to another; (6) the Fund's foreign investments could be affected by expropriation, confiscatory taxation, nationalization of bank deposits, establishment of exchange controls, political or social instability or diplomatic developments;
(7) fluctuations in foreign exchange rates will affect the value of the Fund's portfolio securities, the value of dividends and interest earned, gains and loses realized on the sale of securities, net investment income and unrealized appreciation or depreciation of investments; and (8) possible imposition of dividend or interest withholding by a foreign country.

     Financial services companies are subject to extensive governmental regulation which may limit both the amount and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively impact the industry. Insurance companies may be subject to severe price competition. Legislation is currently being considered which would reduce the separation between commercial and investment banking businesses. If enacted this could significantly impact the industry and the Fund. The Fund may be riskier than a fund investing in a broader range of industries.

     Although securities of large and well-established companies in the financial services industry will be held in the Fund's portfolio, the Fund also will invest in medium, small and/or newly-public companies which may be subject to greater share price fluctuations and declining growth, particularly in the event of rapid changes in the industry and/or increased competition. Securities of those smaller and/or less seasoned companies may, therefore, expose shareholders of the Fund to above-average risk.

     To the extent that the Fund invests in illiquid securities, the Fund risks not being able to sell securities at the time and the price that it would like. The Fund may therefore have to lower the price, sell substitute securities or forego an investment opportunity, each of which might adversely affect the Fund.

     The risks of various investment techniques the Fund uses are described in more detail in the SAI.

                                    PERFORMANCE

                     HOW IS THE FUND'S PERFORMANCE CALCULATED?

     There are various ways in which the Fund may calculate and report its performance. Performance is calculated separately for each class of shares.

     One method is to show the Fund's total return. Cumulative total return is the percentage change in the value of an amount invested in a class of shares of the Fund over a stated period of time and takes into account reinvested dividends plus in the case of Class A Shares, the payment of the maximum sales charge and, in the case of Class B and Class C Shares, the maximum CDSC. Cumulative total return most closely reflects the actual performance of the Fund. However, a shareholder who opts to receive dividends in cash, a Class A shareholder who paid a sales charge lower than 5.5%, or a Class B or C shareholder who paid lower than the maximum CDSC will have a different return than the reported performance.

     Average annual total return refers to the average annual compounded rates of return over a specified period on an investment in shares of the Fund determined by comparing the initial amount invested to the ending redeemable value of the amount, taking into account reinvested dividends, the payment of the maximum sales charge on Class A Shares, and the payment of the maximum CDSC on Class B and Class C Shares.

     The Fund may also publish its current yield. Yield is the net investment income generated by a share of the Fund during a 30-day period divided by the maximum offering price per share on the 30th day. "Maximum offering price" includes the sales charge for Class A Shares.

     The Fund may sometimes publish total returns that do not take into account sales charges and such returns will be higher than returns which include sales charges. You should be aware that (i) past performance does not indicate how the Fund will perform in the future; and (ii) the Fund's return and net asset value will fluctuate, so you cannot use the Fund's performance data to compare it to investments in certificates of deposit, savings accounts or other investments that provide a fixed or guaranteed yield.

     The Fund may compare its performance to that of other mutual funds, such as the performance of mutual funds reported by Lipper Analytical Services, Inc. or information reported in national financial publications such as MORNINGSTAR, INC., MONEY MAGAZINE, FORBES, BARRON'S, THE WALL STREET JOURNAL and THE NEW YORK TIMES, or in local or regional publications. The Fund may also compare its total return to broad-based indices. These indices show the value of selected portfolios of securities (assuming reinvestment of interest and dividends) which are not managed by a portfolio manager. The Fund may report how they are performing in comparison to the Consumer Price Index, an indication of inflation reported by the U.S. Government.

                        WHERE CAN I OBTAIN PERFORMANCE DATA?

     The WALL STREET JOURNAL and certain local newspapers report information on the performance of mutual funds. In addition, performance information is contained in the Fund's annual report dated June 30 of each year and semi-annual report dated December 31 of each year, which will automatically be mailed to shareholders. To obtain copies of financial reports or performance information, call (800) 438-5789.

                         PURCHASES AND EXCHANGES OF SHARES

                WHICH SHARE CLASS SHOULD I CHOOSE FOR MY INVESTMENT?

     The Fund offers Class A, Class B and Class C Shares. Each Class has its own cost structure, allowing you to choose the one that best meets your requirements given the amount of your purchase and the intended length of your investment. You should consider both ongoing annual expenses and initial or contingent deferred sales charges in estimating the costs of investing in a particular class of shares.



          CLASS A                      CLASS B                       CLASS C
          -------                      -------                       -------
 -    Front end sales         -    No front end sales       -    No front end sales
      charge.  There are           charge.  All your             charge or CDSC,
      several ways to              money goes to work            except for a CDSC
      reduce these sales           for you right away.           for redemptions made
      charges.                                                   within the first
                                                                 year after
 -    Lower annual            -    Higher annual                 investing.  All your
      expenses than Class          expenses than Class           money goes to work
      B and Class C                A Shares.                     for you right away.
      Shares.

                              -    A CDSC on shares you      -   Shares do not
                                   sell within six               convert to another
                                   years of purchase.            class.


                              -    Automatic conversion      -   Higher annual
                                   to Class A Shares             expenses than Class
                                   approximately six             A Shares.
                                   years after
                                   issuance, thus
                                   reducing future
                                   annual expenses.


                              -    CDSC is waived for
                                   certain redemptions.




     The Fund also issues Class K and Class Y Shares, which have different sales charges, expense levels and performance. Class K and Class Y Shares are available to limited types of investors. Call (800) 438-5789 to obtain more information concerning Class K and Class Y Shares.

                          WHAT PRICE DO I PAY FOR SHARES?

     Class A Shares are sold at the "net asset value next determined" by the Fund plus any "applicable sales charge" and Class B and Class C Shares are sold at the "net asset value next determined" by the Fund. These terms are explained below. You should be aware that broker-dealers (other than the Fund's Distributor) may charge investors additional fees if shares are purchased through them.

     NET ASSET VALUE. Except in certain limited circumstances, the Fund determines its net asset value ("NAV") on each day the New York Stock Exchange ("NYSE") is open for trading (a "Business Day") at the close of such trading (normally 4:00 p.m. Eastern time). The Fund calculates NAV separately for each class of shares. The "net asset value next determined" is the NAV calculated at 4:00 p.m. on the day the purchase order for shares is received, if the purchase order is received prior to or at 4:00 p.m., and is the net asset value calculated at 4:00 p.m. on the next Business Day, if the purchase order is received after 4:00 p.m. NAV is calculated by totaling the value of all of the assets of the Fund allocated to a particular class of shares, subtracting the Fund's liabilities and expenses charged to that class and dividing the result by the number of shares of that class outstanding.

     APPLICABLE SALES CHARGE. Except in the circumstances described below, you must pay a sales charge at the time of purchase of Class A Shares. The sales charge as a percentage of your investment decreases as the amount you invest increases. The current sales charge rates and commissions paid to selected dealers are as follows:


                                               SALES CHARGE
                                            AS A PERCENTAGE OF                 DEALER  REALLOWANCE
                                            ------------------               AS A PERCENTAGE OF THE
                                      YOUR INVESTMENT     NET ASSET VALUE          INVESTMENT
                                      ---------------     ---------------        --------------
Less than  $25,000.................        5.50%              5.82%                   5.00%
$25,000 but less than $50,000......        5.25%              5.54%                   4.75%
$50,000 but less than $100,000.....        4.50%              4.71%                   4.00%
$100,000 but less than $250,000....        3.50%              3.63%                   3.25%
$250,000 but less than $500,000....        2.50%              2.56%                   2.25%
$500,000 but less than $1,000,000..        1.50%              1.52%                   1.25%
$1,000,000 or more.................         None*             None*                (see below)**

__________________

* No initial sales charge applies on investments of $1 million or more. However, a CDSC of 1% is imposed on certain redemptions within one year of purchase.

** The Distributor will pay a 1% commission to dealers who initiate and are responsible for purchases of $1 million or more.

     The Distributor may pay the entire commission to dealers. If that occurs, the dealer may be considered an "underwriter" under Federal securities laws.

     SALES CHARGE WAIVERS. We will waive the initial sales charge on sales of Class A Shares to the following types of purchasers:

     (1) individuals with an investment account or relationship with the Advisor;

     (2) full-time employees and retired employees of the Advisor, employees of the Fund's services providers and immediate family members of such persons;

     (3) registered broker-dealers that have entered into selling agreements with the Distributor, for their own accounts or for the retirement plans for their employees or sold to registered representatives for full-time employees (and their families) that certify to the Distributor at the time of purchase that such purchase is for their own account (or for the benefit of their families);

     (4) certain qualified employee benefit plans as described below;

     (5) individuals who reinvest a distribution from a qualified retirement plan for which the Advisor serves as an investment advisor;

     (6) individuals who reinvest the proceeds of redemptions from Class Y Shares of the Fund of Framlington, the Company or Trust, within 60 days of redemption;

     (7) banks and other financial institutions that have entered into agreements with Framlington, the Company or the Trust to provide shareholder services for customers ("Customers") (including Customers of such banks and other financial institutions, and the immediate family members of such Customers);

     (8) fee-based financial planners or employee benefit plan consultants acting for the accounts of their clients;

     (9) employer sponsored retirement plans which are administered by Universal Pensions, Inc. ("UPI Plans"); and

     (10) employer sponsored 401(k) plans that are administered by Merrill Lynch Group Employee Services ("Merrill Lynch Plans") which meet the criteria described below under "Qualified Employer Sponsored Retirement Plan".

QUALIFIED EMPLOYER SPONSORED RETIREMENT PLANS

     We will waive the initial sales charge on purchases of Class A Shares by employer sponsored retirement plans that are qualified under Section 401(a) or Section 403(b) of the Code (each, a "Qualified Employee Benefit Plan") that (1) invest $1,000,000 or more in Class A Shares of investment portfolios offered by Framlington, the Company or the Trust or (2) have at least 75 eligible plan participants. In addition, we will waive the CDSC 1% charged on certain redemptions within one year of purchase for Qualified Employee Benefit Plan purchases that meet the above criteria. A 1% commission will be paid by the Distributor to dealers and other entities (as permitted by applicable Federal and state law) who initiate and are responsible for Qualified Employee Benefit Plan purchases that meet the above criteria. For purposes of this sales charge waiver, Simplified Employee Pension Plans ("SEPs"), Individual Retirement Accounts ("IRAs") and UPI Plans are not considered to be Qualified Employee Benefit Plans.

     We will also waive (i) the initial sales charge on Class A Shares on purchases by UPI Plans or employees participating in an employer-sponsored or administered retirement program operating under Section 408A of the Code and
(ii) the CDSC of 1% imposed on certain redemptions within one year of purchase for these accounts. The Distributor will pay a 1% commission to dealers and others (as permitted by applicable Federal and state law) who initiate and are responsible for UPI Plan purchases.

     We will waive the initial sales charge for all investments by Merrill Lynch Plans if (i) the Plan is recordkept on a daily valuation basis by Merrill Lynch Group Employee Services ("Merrill Lynch") and, on the date the plan sponsor ("the Plan Sponsor") signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has $3 million or more in assets invested in broker/dealer funds not advised or managed by Merrill Lynch Asset Management, L.P. ("MLAM") that are made available pursuant to a Services Agreement between Merrill Lynch and the Fund's principal underwriter or distributor and in funds advised or managed by MLAM (collectively, the "Applicable Investments"); or (ii) the Plan is recordkept on a daily valuation basis by an independent recordkeeper whose services are provided through a contract or alliance arrangement with Merrill Lynch, and on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has $3 million or more in assets, excluding money market funds, invested in Applicable Investments; or (iii) the Plan has 500 or more eligible employees, as determined by the Merrill Lynch plan conversion manager, on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement.

     SALES CHARGE REDUCTIONS. You may qualify for reduced sales charges in the following cases:

    - LETTER OF INTENT. If you intend to purchase at least $25,000 of Class A, Class B and Class C Shares of the Fund you may wish to complete the Letter of Intent Section of your Account Application Form. By doing so, you agree to invest a certain amount over a 13-month period. You would pay a sales charge on any Class A Shares you purchase during the 13 months based on the total amount to be invested under the Letter of Intent. You can apply any investments you made in any of the funds during the preceding 90-day period toward fulfillment of the Letter of Intent (although there will be no refund of sales charge you paid during the 90-day period). You should inform the Transfer Agent that you have a Letter of Intent each time you make an investment.

               You are not obligated to purchase the amount specified in the Letter of Intent. If you purchase less than the amount specified, however, you must pay the difference between the sales charge paid and the sales charge applicable to the purchases actually made. The Custodian will hold such amount in escrow. The Custodian will pay the escrowed funds to your account at the end of the 13 months unless you do not complete your intended investment.

     - QUANTITY DISCOUNTS. You may combine purchases of Class A Shares that are made by you, your spouse, your children under age 21 and your IRA when calculating the sales charge. You must notify your broker or the Transfer Agent to qualify.

     - RIGHT OF ACCUMULATION. You may add the value of any shares of non-money market funds of Framlington, the Company or the Trust you already own to the amount of your next Class A Shares investment for purposes of calculating the sales charge at the time of current purchase. You must notify your broker or the Transfer Agent to qualify.

     Certain brokers may not offer these programs or may impose conditions on use of these programs. You should consult with your broker prior to purchasing the Fund's shares.

     For further information on the sales charge waivers and reductions call the Fund at (800) 438-5789.

                            WHEN CAN I PURCHASE SHARES?

     Shares of the Fund are sold on a continuous basis and can be purchased on any Business Day.

                      WHAT IS THE MINIMUM REQUIRED INVESTMENT?

     The minimum initial investment for Class A, Class B and Class C Shares of the Fund is $250 and subsequent investments must be at least $50. Purchases in excess of $250,000 must be for Class A or Class C Shares.

                             HOW CAN I PURCHASE SHARES?

     You can purchase Class A, Class B and Class C Shares in a number of different ways. You may place orders directly through the Distributor or the Transfer Agent or through arrangements with your authorized broker.

     - BY BROKER. Any broker authorized by the Distributor can sell you shares of the Fund. Please note that brokers may charge you fees for their services.

     - BY MAIL. You may open an account by mailing a completed and signed Account Application Form and a check or other negotiable bank draft (payable to The Munder Funds) for $250 or more to: THE MUNDER FUNDS, C/O FIRST DATA INVESTOR SERVICES GROUP, P.O. BOX 5130, WESTBOROUGH, MASSACHUSETTS 01581-5130. Be sure to specify on your Account Application Form the class of shares being purchased. If the class is not specified, your purchase will automatically be invested in Class A Shares. For additional investments send a letter stating the Fund and share class you wish to purchase, your name and your account number with a check for $50 or more to the address listed above.

     - BY WIRE. To open a new account, you should call the Fund at (800) 438-5789 to obtain an account number and complete wire instructions prior to wiring any funds. Within seven days of purchase, you must send a completed Account Application Form containing your certified taxpayer identification number to the Transfer Agent at the address provided above. Wire instructions must state the name of the Fund, share class, your registered name and your account number. Your bank wire should be sent through the Federal Reserve Bank Wire System to:

               Boston Safe Deposit and Trust Company
               Boston, MA
               ABA # 011001234
               DDA # 16-798-3
               Account No.:

          You may make additional investments at any time using the wire procedures described above. Note that banks may charge fees for transmitting wires.

     - AUTOMATIC INVESTMENT PLAN ("AIP"). Under the AIP, you may arrange for periodic investments in the Fund through automatic deductions from a checking or savings account. To enroll in the AIP you should complete the AIP Application Form or call the Fund at (800) 438-5789. The minimum pre-authorized investment amount is $50. You may discontinue the AIP at any time. We may discontinue the AIP on 30 days' written notice to you.

     - REINVESTMENT PRIVILEGE. Once a year you may reinvest redemption proceeds from Class A, B and C Shares of the Fund (or Class A, B and C Shares of another non-money market fund of the Company, the Trust or Framlington) in shares of the same class of the Fund without any sales charges, if the reinvestment is made within 60 days of redemption. You or your broker must notify the Transfer Agent in writing at the time of reinvestment in order to eliminate the sales charge.

     The Transfer Agent will send confirmations of the opening of an account and of all subsequent purchases, exchanges or redemptions in the account. If your account has been set up by a broker or other investment professional, account activity will be detailed in their statements to you. You will not be issued a share certificate, unless you request one in writing. We reserve the right to (i) reject any purchase order if, in our opinion, it is in the Fund's best interest to do so and (ii) suspend the offering of shares of any Class for any period of time.

     See the SAI for further information regarding purchases of the Fund's shares.

                             HOW CAN I EXCHANGE SHARES?

     You may exchange shares of the Fund for shares of other funds of Framlington, the Company or the Trust based on their relative net asset values. Class A Shares of a money market fund of the Company or the Trust that were (1) acquired through the use of the exchange privilege and (2) can be traced back to a purchase of shares in one or more investment portfolios of Framlington, the Company or the Trust for which a sales charge was paid, can be exchanged for Class A Shares of a fund of Framlington, the Company or the Trust. Class B and Class C Shares will continue to age from the date of the original purchase and will retain the same CDSC rate as they had before the exchange.

     You must meet the minimum purchase requirements for the fund of Framlington, the Company or the Trust that you purchase by exchange. If you are exchanging into shares of a fund with a higher sales charge, you must pay the difference at the time of the exchange. Please note that a share exchange is a taxable event and accordingly, you may realize a taxable gain or loss. Before making an exchange request, read the Prospectus of the fund you wish to purchase by exchange. You can obtain a Prospectus for any fund of Framlington, the Company and the Trust by contacting your broker or the Fund at (800) 438-5789. Brokers may charge a fee for handling exchanges.

     - EXCHANGES BY TELEPHONE. You may give exchange instructions by telephone to the Fund at (800) 438-5789. You may not exchange shares by telephone if you hold share certificates. We reserve the right to reject any telephone exchange request and to place restrictions on telephone exchanges.

     - EXCHANGES BY MAIL. You may send exchange orders to your broker or to us at The Munder Funds c/o First Data Investor Services Group, P.O. Box 5130, Westborough, Massachusetts 01581-5130.

     We may modify or terminate the exchange privilege at any time. You will be given notice of any material modifications except where notice is not required.

                               REDEMPTIONS OF SHARES

                    WHAT PRICE DO I RECEIVE FOR REDEEMED SHARES?

     The redemption price is the net asset value next determined after we receive the redemption request in proper order. We will reduce the amount of any applicable CDSC. See "Purchases of Shares-What Price Do I Pay for Shares?" for an explanation of how the net asset value next determined is calculated.

     CONTINGENT DEFERRED SALES CHARGES.  You pay a CDSC when you redeem:

     - Class A Shares that are part of an investment of at least $1 million within one year of buying them

     -    Class B Shares within six years of buying them

     -    Class C Shares within one year of buying them

     The CDSC schedule for Class B Shares purchased after June 27, 1995 is set forth below. See the SAI for the CDSC schedule for Class B Shares purchased before that time. The CDSC is based on the original net asset value at the time of your investment or the net asset value at the time of redemption, whichever is lower.



                CLASS B SHARES

YEARS SINCE PURCHASE                CDSC
--------------------                ----
First........................       5.00%
Second.......................       4.00%
Third........................       3.00%
Fourth.......................       3.00%
Fifth........................       2.00%
Sixth........................       1.00%
Seventh and thereafter.......       0.00%


     The Distributor pays sales commissions of 4.00% of the purchase price of Class B Shares of the Fund to brokers at the time of sale that initiate and are responsible for purchases of Class B Shares of the Fund.

     You will not pay a CDSC to the extent that the value of the redeemed shares represents:

     -reinvestment of dividends or capital gain distributions
     -capital appreciation of shares redeemed

     When you redeem shares, we will assume you are redeeming first shares representing investment of dividends and capital gain distributions, then any appreciation on shares redeemed, and then remaining shares held by you for the longest period of time. We will calculate the holding period of shares of the Fund acquired through an exchange of shares of the Munder Money Market Fund from the date that the shares of the Fund were initially purchased. Shares acquired in an exchange of shares of another Fund of Framlington, the Company or the Trust that were purchased on or before June 27, 1995 are subject to any CDSC applicable to those shares. Consult the SAI for CDSC schedule for shares purchased on or before June 27, 1995.

     CDSC WAIVERS. We will waive the CDSC payable upon redemptions of shares which you purchased after June 27, 1995 for:

     - redemptions made within one year after the death of a shareholder or registered joint owner
     - minimum required distributions made from an IRA or other retirement plan account after you reach age 70 1/2
     -    involuntary redemptions made by the Fund

     Consult the SAI for Class B Share CDSC waivers which apply when you redeem shares purchased on or before June 27, 1995.

     We will waive the CDSC for Class B Shares for all redemptions by Merrill Lynch Plans if: (i) the Plan is recordkept on a daily valuation basis by Merrill Lynch; or (ii) the Plan is recordkept on a daily valuation basis by an independent recordkeeper whose services are provided through a contract or alliance arrangement with Merrill Lynch; or (iii) the Plan has less than 500 eligible employees, as determined by the Merrill Lynch plan conversion manager, on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement.

                             WHEN CAN I REDEEM SHARES?

     You can redeem shares on any Business Day, provided all required documents have been received by the Transfer Agent. The Fund may temporarily stop redeeming shares when the NYSE is closed or trading on the NYSE is restricted, when an emergency exists and the Fund cannot sell its assets or accurately determine the value of its assets or if the SEC orders the Fund to suspend redemptions.

                              HOW CAN I REDEEM SHARES?

     You may redeem shares of the Fund in several ways:

     - BY MAIL. You may mail your redemption request to: THE MUNDER FUNDS, C/O FIRST DATA INVESTOR SERVICES GROUP, P.O. BOX 5130, WESTBOROUGH, MASSACHUSETTS 01581-5130. The redemption request should state the name of the Fund, share class, account number, amount of redemption, account name and where to send the proceeds. All account owners must sign. If a stock certificate has been issued to you, you must endorse the stock certificate and return it together with the written redemption request.

               A SIGNATURE GUARANTEE is required for the following redemption requests: (a) redemption proceeds greater than $50,000; (b) redemption proceeds not being made payable to the owner of the account; (c) redemption proceeds not being mailed to the address of record on the account or (d) if the redemption proceeds are being transferred to another Munder Funds account with a different registration. You can obtain a signature guarantee from a financial institution such as a commercial bank, trust company, savings association or from a securities firm having membership on a recognized stock exchange.

     - BY TELEPHONE. You can redeem your shares by calling your broker or the Fund at (800) 438-5789. There is no minimum requirement for telephone redemptions paid by check. The Transfer Agent may deduct a wire fee (currently $7.50) for wire redemptions under $5,000.

               If you are redeeming at least $1,000 of shares and you have authorized expedited redemption on your Account Application Form, simply call the Fund prior to 4:00 p.m. (Eastern time), and request the funds be mailed to the commercial bank or registered broker-dealer you designated on your Account Application Form. We will send your redemption amount to you on the next Business Day. We reserve the right at any time to change or impose fees for this expedited redemption procedure.

               We record all telephone calls for your protection and take measures to identify the caller. If the Transfer Agent properly acts on telephone instructions and follows reasonable procedures to ensure against unauthorized transactions, neither the Company, the Distributor nor the Transfer Agent will be responsible for any losses. If these procedures are not followed, the Transfer Agent may be liable to you for losses resulting from unauthorized instructions.

              During periods of unusual economic or market activity, you may experience difficulties or delays in effecting telephone redemptions. In such cases you should consider placing your redemption request by mail.

     - AUTOMATIC WITHDRAWAL PLAN ("AWP"). If you have an account value of $2,500 or more in the Fund, you may redeem shares on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $50. We usually process withdrawals on the 20th day of the month and promptly send you your redemption amount. You may enroll in the AWP by completing the AWP Application Form available through the Transfer Agent. To participate in the AWP you must have your dividends automatically reinvested and may not hold share certificates. You may change or cancel the AWP at any time upon notice to the Transfer Agent. You should not buy Class A Shares (and pay a sales charge) while you participate in the AWP and you must pay an any applicable CDSCs when you redeem shares.

     - INVOLUNTARY REDEMPTION. We may redeem your account if its value falls below $500 as a result of redemptions (but not as a result of a decline in net asset value). You will be notified in writing and allowed 60 days to increase the value of your account to the minimum investment level.

                      WHEN WILL I RECEIVE REDEMPTION AMOUNTS?

     We will typically send redemption amounts to you within seven Business Days after you redeem shares. We may hold redemption amounts from the sale of shares you purchased by check until the purchase check has cleared, which may be as long as 15 days.

                        STRUCTURE AND MANAGEMENT OF THE FUND

                            HOW IS THE FUND STRUCTURED?

     Framlington is an open-end management investment company, which is a mutual fund that sells and redeems shares every day that it is open for business. It is managed under the direction of its governing Board of Trustees, which is responsible for the overall management of Framlington and supervises the Fund's service providers. Framlington is a Massachusetts business trust.

                         WHO MANAGES AND SERVICES THE FUND?

     INVESTMENT ADVISOR. The Fund's investment advisor is Munder Capital Management, a Delaware general partnership with its principal offices at 480 Pierce Street, Birmingham, Michigan 48009. The principal partners of the Advisor are Old MCM, Inc. ("MCM"), Munder Group LLC and WAM Holdings, Inc. ("WAM"). MCM was founded in February 1985 as a Delaware corporation and was a registered investment advisor. WAM is an indirect, wholly-owned subsidiary of Comerica Incorporated ("Comerica"). Mr. Lee P. Munder, the Advisor's chairman, indirectly owns or controls approximately 45% and Comerica owns or controls approximately 44% of the partnership interests in the Advisor. As of December 31, 1997, the Advisor and its affiliates had approximately $45 billion in assets under management, of which $22.2 billion were invested in equity securities, $9 billion were invested in money market or other short-term instruments, and $9.3 billion were invested in other fixed income securities and $4.5 billion in non-discretionary assets.

     The Advisor provides overall investment management services for the Fund. Framlington Overseas Investment Management Limited, the Fund's Sub-Advisor, provides research and credit analysis and is responsible for all purchases and sales of securities held by the Fund. The Sub-Advisor is an indirect subsidiary of Framlington Holdings Limited which is, in turn, owned 49% by the Advisor and 51% by Credit Commercial de France S.A., a French banking corporation listed on the Societe des Bourses Francaises.

     The Advisor is entitled to receive a fee at an annual rate equal to 0.75% of the average daily net assets of the Fund.

     The Advisor may, from time to time, make payments to banks, broker-dealers or other financial institutions for certain services to the Fund and/or their shareholders, including sub-administration, sub-transfer agency and shareholder servicing. The Advisor may make such payments out of its own resources and there are no additional costs to the Fund or their shareholders.

     The Sub-Advisor is entitled receive an advisory fee equal to one half of the fee paid to the Advisor by the Fund as compensation for its services as Sub-Advisor. The Advisor pays fees to the Sub-Advisor. The Fund pays no fees directly to the Sub-Advisor.

     The Sub-Advisor selects broker-dealers to execute portfolio transactions for the Fund based on best price and execution terms. The Sub-Advisor may consider as a factor the number of shares sold by the broker-dealer.

PERFORMANCE OF SUB-ADVISOR

     The table below contains certain performance information by the Sub-Advisor relating to a unit trust organized under the laws of the United Kingdom managed by the same personnel of the Sub-Advisor with similar investments objectives and policies to those of the Fund.

     The trust account performance is provided by Micropal, an independent research organization that is a recognized source of performance data in the UK unit trust industry. The data is U.S. dollar adjusted on the basis of exchange rates provided by Datastream using WM/Reuters closing rates. The performance figures are net of brokerage commissions, actual investment advisory fees and initial sales charge. The data assume the reinvestment of net income and capital gain distributions. The trust account returns are calculated using beginning offer and ending bid prices for periods ended December 31, 1997.

     You should not rely on the following performance data of the Sub-Advisor's client account as an indication of future performance of the Fund. It should be noted that the management of the Fund will be affected by regulatory requirements under the Investment Company Act of 1940 (the "1940 Act") and requirements of the Internal Revenue Code of 1986, as amended, to qualify as a regulated investment company.



         PERIOD ENDED                U.K.               MICROPAL
       DECEMBER 31, 1997          FINANCIAL      UNIT TRUST INTERNATIONAL
       -----------------             FUND             GROWTH INDEX
                                  ---------      ------------------------

1 Year...........................   25.31%                1.82%
3 Years..........................  111.59%               32.52%
5 Years..........................  179.61%               74.37%
10 Years.........................  474.69%              134.95%
Inception on November 3, 1986....  502.99%              188.87%


     Performance for the Financial Fund trust account is calculated on an offer-bid basis; U.S. Dollar adjusted total return net of all management fees but not reflective of U.K. tax. Source: Micropal.

     Micropal Unit Trust International Growth Index performance shows total return in U.S. Dollars but does not reflect the deduction of fees, expenses and taxes. Source: Datastream.

     Micropal Unit Trust International Growth Index is [to be completed].

     ADMINISTRATOR. State Street Bank and Trust Company ("State Street" or the "Administrator") is the Fund's administrator. The Administrator is located at 225 Franklin Street, Boston, Massachusetts 02110. The Administrator generally assists Framlington in all aspects of its administration and operations. As compensation for its services, State Street is entitled to receive fees, based on the aggregate daily net assets of the Fund and certain other investment portfolios that are advised by the Advisor for which it provides services, computed daily and payable monthly at the annual rate of 0.113% on the first $2.8 billion of net assets, plus 0.103% on the next $2.2 billion of net assets, plus 0.101% on the next $2.5 billion of net assets, plus 0.095% on the next $2.5 billion of net assets, plus 0.080% on the next $2.5 billion of net assets, plus 0.070% on all net assets in excess of $12.5 billion (with a $75,000 minimum fee per annum in the aggregate for all portfolios with respect to the Administrator).

     If the assets of the Framlington Funds do not exceed $120 million, the ultimate rate charged the Framlington Funds will be reduced by their pro-rata portion of the total fees if calculated at the rates of 0.062% of the first $2.8 billion of net assets, plus 0.052% of the next $2.2 billion of net assets, plus 0.050% of all net assets in excess of $5 billion.

     State Street has entered into a Sub-Administration Agreement with the Distributor under which the Distributor provides certain administrative services with respect to the Fund. State Street pays the Distributor a fee for these services out of its own resources at no cost to the Fund.

     TRANSFER AGENT. First Data Investor Services Group, Inc. is the Fund's Transfer Agent. The Transfer Agent is a wholly-owned subsidiary of First Data Corporation and is located at 53 State Street, Boston, Massachusetts 02109.

     CUSTODIAN. Comerica Bank (the "Custodian") whose principal business address is One Detroit Center, 500 Woodward Avenue, Detroit, Michigan 48226, provides custodial services to the Fund. No compensation is paid to the Custodian for such services. Comerica receives a fee of 0.01% of the aggregate average daily net assets of the Fund beneficially owned by Comerica and its customers for certain Shareholder services provided by Comerica to the Fund. State Street also serves as Sub-Custodian to the Fund.

     DISTRIBUTOR. Funds Distributor, Inc. is the distributor of the Fund's shares and is located at 60 State Street, Suite 1300, Boston, Massachusetts 02109. It markets and sells the Fund's shares.

     For additional description of the services performed by the Administrator, the Transfer Agent, the Custodian, the Sub-Custodian and the Distributor, see the SAI.

DISTRIBUTION SERVICES ARRANGEMENT

     Under Rule 12b-1 of the 1940 Act, the Fund has adopted a Service Plan with respect to its Class A Shares and Service and Distribution Plans with respect to its Class B and Class C Shares. Under the Plans, the Fund uses its assets to finance activities relating to the distribution of shares to investors and the provision of certain shareholder services. The Distributor is paid a service fee at an annual rate of up to 0.25% of the value of the average daily net assets of the Fund's Class A Shares. The Distributor is also paid a service fee at an annual rate of 0.25% and a distribution fee at an annual rate of up to 0.75% of the value of the average daily net assets of the Fund's Class B and Class C Shares. The Distributor uses the service fees primarily to pay ongoing trail commissions to securities dealers (which may include the Distributor itself) and other financial organizations which provide shareholder services for the Fund. These services include, among other things, processing new shareholder account applications, reporting to the Fund's Transfer Agent all transactions by customers and serving as the primary information source to customers concerning the Fund.

                        WHAT ARE MY RIGHTS AS A SHAREHOLDER?

     All shareholders have equal voting, liquidation and other rights. You are entitled to one vote for each share you hold and a fractional vote for each fraction of a share you hold. You will be asked to vote on matters affecting Framlington as a whole and affecting the Fund. You will not vote by Class unless expressly required by law or when the Trustees determine that the matter to be voted on affects only the interests of the holders of a particular class of shares. Framlington will not hold annual shareholder meetings, but special meetings may be held at the written request of shareholders owning more than 10% of outstanding shares for the purpose of removing a Trustee. Under Massachusetts law, it is possible that a shareholder may be liable for Framlington's obligations. If a shareholder were required to pay a debt of the Fund, however, Framlington has committed to reimburse the shareholder in full for their assets. The SAI contains more information regarding voting rights.

     As of the date of this Prospectus, Funds Distributor, Inc. has the right to vote a majority of the outstanding shares of the Fund and therefore it is considered to be a controlling person.

                         DIVIDENDS, DISTRIBUTIONS AND TAXES

                  WHEN WILL I RECEIVE DISTRIBUTIONS FROM THE FUND?

     As a shareholder, you are entitled to your share of net income and capital gains, if any, on the Fund's investments. The Fund passes its earnings along to its investors in the form of dividends. Dividend distributions are the dividends or interest earned on investments after expenses. The Fund pays dividends from net income, if any, at least annually.

     The Fund's net realized capital gains (including net short-term capital gains), if any, are distributed at least annually.

     It is possible that the Fund may make a distribution in excess of the Fund's current and accumulated earnings and profits. You will treat such a distribution as a return of capital which is applied against and reduces your basis in your shares. To the extent that the amount of any such distribution exceeds your basis in your shares, you will treat the excess as gain from a sale or exchange of the shares.

                          HOW WILL DISTRIBUTIONS BE MADE?

     The Fund will pay dividend and capital gains distributions in additional shares of the same class of the Fund. If you wish to receive distributions in cash, either indicate this request on your Account Application Form or notify the Fund at (800) 438-5789.

             ARE THERE TAX IMPLICATIONS OF MY INVESTMENTS IN THE FUND?

     This section contains a brief summary of the tax implications of ownership in the Fund's shares. A more detailed discussion of Federal income tax considerations is contained in the SAI. You should consult your tax advisor regarding the impact of owning the Fund's shares on your own personal tax situation including the applicability of any state and local taxes.

     In general, as long as the Fund meets the requirements to qualify as a regulated investment company ("RIC") under Federal tax laws, it will not be subject to Federal income tax on its income and capital gains that it distributes in a timely manner to its shareholders. The Fund intends to qualify annually as a RIC. Even if it qualifies as a RIC, the Fund may still be liable for any excise tax on income that is not distributed in accordance with a calendar year requirement; the Fund intends to avoid the excise tax by making timely distributions.

     Generally, you will owe tax on the amounts distributed to you, regardless of whether you receive these amounts in cash or reinvest them in additional Fund shares. Shareholders not subject to tax on their income generally will not be required to pay any tax on amounts distributed to them.
 Federal income tax on distributions to an IRA or to a qualified retirement plan will generally be deferred.

     Capital gains derived from sales of portfolio securities held by the Fund will generally be designated as long-term or short-term. Distributions from the Fund's long-term capital gains are generally taxed at the long-term capital gains rates, regardless of how long you have owned shares in the Fund. Dividends derived from other sources are generally taxed as ordinary income.

     Dividends and capital gain distributions are generally taxable when you receive them; however, if a distribution is declared in October, November or December, but not paid until January of the following year, it will be considered to be paid on December 31 in the year in which it was declared. Shortly after the end of each year, you will receive from the Fund a statement of the amount and nature of the distributions made to you during the year.

     If you redeem, transfer or exchange Fund shares, you may have taxable gain or a loss. If you hold Fund shares for six months or less, and during that time you receive a capital gain dividend, any loss you realize on the sale of these Fund shares will be treated as a long-term loss to the extent of the earlier distribution.

     Dividends and certain interest income earned from foreign securities by the Fund may be subject to foreign withholding or other taxes. The Fund may be permitted to pass on to its shareholders the right to a credit or deduction for income or other tax credits earned from foreign investments and will do so if possible. These deductions or credits may be subject to tax law limitations.

     If the Fund invests in certain "passive foreign investment companies" ("PFICs"), it will be subject to Federal income tax (and possibly additional interest charges) on a portion of any "excess distribution" or gain from the disposition of such shares, even if it distributes such income to its shareholders. If the Fund elects to treat a PFIC as a "qualified electing fund" ("QEF") and the PFIC furnishes certain financial information in the required form to such Fund, the Fund will instead be required to include in income each year its allocable share of the ordinary earnings and net capital gains of the QEF, regardless of whether received, and such amounts will be subject to the various distribution requirements described above. The Fund may also elect to mitigate the tax effects of owning PFIC stock by making an annual mark-to-market election with respect to PFIC shares.

     More information about the tax treatment of distributions from the Fund and about other potential tax liabilities, including backup withholding for certain taxpayers and information about tax aspects of dispositions of shares of the Fund, is contained in the SAI. You should consult your tax advisor regarding the impact of owning Fund shares on your own personal tax situation, including the applicability of any state and local taxes.

                               ADDITIONAL INFORMATION

     SHAREHOLDER COMMUNICATIONS. You will receive unaudited Semi-Annual Reports and audited Annual Reports on a regular basis from the Fund. In addition, you will also receive updated Prospectuses or Supplements to this Prospectus. In order to eliminate duplicate mailings, the Fund will only send one copy of the above communications to (1) accounts with the same primary record owner, (2) joint tenant accounts, (3) tenant in common accounts and (4) accounts which have the same address.

PROSPECTUS

CLASS K SHARES

     The Munder Framlington Global Financial Services Fund (the "Fund") is a mutual fund that seeks to provide long-term capital appreciation. The Fund invests primarily in equity securities of U.S. and foreign companies which are principally engaged in the financial services industry. The Fund is a portfolio of The Munder Framlington Funds Trust ("Framlington"), an open-end investment company.

     Munder Capital Management (the "Advisor") serves as investment advisor of the Fund.

     This Prospectus explains the objective, policies, risks and fees of the Fund. You should read this Prospectus carefully before investing and retain it for future reference. A Statement of Additional Information ("SAI") has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus. The SAI may be obtained free of charge by calling the Fund at (800) 438-5789. In addition, the SEC maintains a web site (http://www.sec.gov) that contains the SAI and other information regarding the Fund.

     SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. AN INVESTMENT IN THE FUND INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

  SECURITIES OFFERED BY THIS PROSPECTUS HAVE NOT BEEN APPROVED OR DISAPPROVED BY
   THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION
              PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
             ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.










                      CALL TOLL-FREE FOR SHAREHOLDER SERVICES:
                                   (800) 438-5789

                    THE DATE OF THIS PROSPECTUS IS JUNE___, 1998

                                 TABLE OF CONTENTS

                                                                           PAGE
                                                                           ----
Fund Highlights. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3
     What are the key facts regarding the Fund?. . . . . . . . . . . . . . . 3

Fund Information . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 5
     Who may want to invest in the Fund? . . . . . . . . . . . . . . . . . . 5
     What are the Fund's investments and investment practices? . . . . . . . 5
     What are the risks of investing in the Fund?. . . . . . . . . . . . . . 8

Performance. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 9
     How is the Fund's performance calculated? . . . . . . . . . . . . . . . 9
     Where can I obtain performance data?. . . . . . . . . . . . . . . . . .10

Purchases of Shares. . . . . . . . . . . . . . . . . . . . . . . . . . . . .10
     What price do I pay for shares? . . . . . . . . . . . . . . . . . . . .10
     When can I purchase shares? . . . . . . . . . . . . . . . . . . . . . .10
     How can I purchase shares?. . . . . . . . . . . . . . . . . . . . . . .10

Redemption of Shares . . . . . . . . . . . . . . . . . . . . . . . . . . . .10
     What price do I receive for redeemed shares?. . . . . . . . . . . . . .10
     When can I redeem shares? . . . . . . . . . . . . . . . . . . . . . . .11
     How can I redeem shares?. . . . . . . . . . . . . . . . . . . . . . . .11
     When will I receive redemption amounts? . . . . . . . . . . . . . . . .11

Structure and Management of the Fund . . . . . . . . . . . . . . . . . . . .11
     How is the Fund structured? . . . . . . . . . . . . . . . . . . . . . .11
     Who manages and services the Fund?. . . . . . . . . . . . . . . . . . .11
     What are my rights as a shareholder?. . . . . . . . . . . . . . . . . .13

Dividends, Distributions and Taxes . . . . . . . . . . . . . . . . . . . . .14
     When will I receive distributions from the Fund?. . . . . . . . . . . .14
     How will distributions be made? . . . . . . . . . . . . . . . . . . . .14
     Are there tax implications of my investments in the Fund? . . . . . . .14

Additional Information . . . . . . . . . . . . . . . . . . . . . . . . . . .15

                                  FUND HIGHLIGHTS

                     WHAT ARE THE KEY FACTS REGARDING THE FUND?

Q:   WHAT IS THE FUND'S GOAL?

A:   The Fund seeks to provide long-term capital appreciation.

Q:   WHAT IS THE FUND'S STRATEGY?

A:   The Fund invests primarily in equity securities of U.S. and foreign companies which are primarily engaged in the financial services industry and companies providing services within the financial services industry.

Q:   WHAT ARE THE FUND'S RISKS?

A:   The Fund's net asset value, which is determined on every business day, will change daily. The net asset value changes are due to many factors including national and international economic conditions, changes in the price of securities owned by the Fund as a result of rises and falls in the stock market in general, perceptions about the stock of particular companies and perceptions about particular industries. You should note that you could lose a portion of the amount you invest in the Fund. As a result of large investments in foreign securities, the Fund is riskier than a domestic fund due to factors such as freezes on convertibility and differences in accounting and reporting standards, less government regulation and greater volatility. Also, this Fund concentrates its investment in a single industry and could experience larger price fluctuations than a fund invested in a broader range of industries.

Q:   WHAT ARE THE OPTIONS FOR INVESTMENT IN THE FUND?

A:   The Fund has registered five classes of shares:  Class A, B, C, K and Y.
Class A, B, C and Y Shares are described in other prospectuses.

Q:   HOW DO I BUY AND SELL SHARES OF THE FUND?

A:   Class K Shares of the Fund are available to customers ("Customers") of banks and other institutions, and the immediate family of such Customers, that have entered into agreements with us to provide shareholder services for Customers. You may purchase shares through such a bank or financial institution.

     Shares may be redeemed (sold back to the Fund) through your financial institution.

Q:   WHEN AND HOW ARE DISTRIBUTIONS MADE?

A:   Dividend distributions are made from the dividends and interest earned on investments. The Fund pays dividends at least annually and distributes capital gains at least annually. Unless you elect to receive distributions in cash, all dividends and capital gains distributions will be automatically used to purchase additional shares of the Fund.

Q:   WHO MANAGES THE FUND'S ASSETS?

A:   Munder Capital Management is the Fund's investment advisor.  The Advisor provides overall investment management services for the Fund. Framlington Overseas Investment Management Limited (the "Sub-Advisor") is responsible for all purchases and sales of securities held by the Fund.

                                FINANCIAL INFORMATION

                        SHAREHOLDER TRANSACTION EXPENSES (1)

     The purpose of this table is to assist you in understanding the expenses a shareholder in the Fund will bear directly.

Maximum Sales Charge on Purchase (as a % of Offering Price). . . . . . .  None
Sales Charge Imposed on Reinvested Dividends . . . . . . . . . . . . . .  None
Maximum Deferred Sales Charge. . . . . . . . . . . . . . . . . . . . . .  None
Redemption Fees (2). . . . . . . . . . . . . . . . . . . . . . . . . . .  None
Exchange Fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  None

------------------
Notes:
(1) Does not include fees which institutions may charge for services they provide to you.
(2) The Fund's transfer agent may charge a fee of $7.50 for wire redemptions under $5,000.

                              FUND OPERATING EXPENSES

     The purpose of this table is to assist you in understanding the expenses charged directly to the Fund, which investors in the Fund will bear indirectly for the current fiscal year. Such expenses include payments to Trustees, auditors, legal counsel and service providers (such as the Advisor) and registration fees. The fees shown below are estimated for the Fund's current fiscal year and reflect anticipated voluntary expense reimbursements.

ANNUAL FUND OPERATING EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
---------------------------------------
Advisory Fees . . . . . . . . . . . . . . .   .75%
Shareholder Servicing Fees  . . . . . . . .   .25%
Other Expenses+ . . . . . . . . . . . . . .  [. ]%
Total Fund Operating Expenses+  . . . . . .  [. ]%

-----------------


                                      EXAMPLE

     This example shows the amount of expenses you would pay (directly or indirectly) on a $1,000 investment in the Fund assuming (1) a 5% annual return and (2) redemption at the end of the following time periods. THIS EXAMPLE IS NOT A REPRESENTATION OF PAST OR FUTURE PERFORMANCE OR OPERATING EXPENSES; ACTUAL PERFORMANCE OR OPERATING EXPENSES MAY BE LARGER OR SMALLER THAN THOSE SHOWN.


              1 YEAR                        3 YEARS
              ------                        -------
               $[ ]                           $[ ]

                               FUND INFORMATION

     This Prospectus describes Class K Shares of the Fund. This section summarizes the Fund's principal investments. The sections entitled "What are the Fund's Investments and Investment Practices?" and "What are the Risks of Investing in the Fund?" and the SAI give more information about the Fund's investment techniques and risks.

     GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide long-term capital appreciation. Under normal market conditions, the Fund invests at least 65% of its assets in equity securities of U.S. and foreign companies which are principally engaged in the financial services industry and companies which are likely to benefit from growth or consolidation in the financial services industry.

     Examples of companies in the financial services industry are:
     - commercial, industrial and investment banks
     - savings and loan associations
     - brokerage companies
     - consumer and industrial finance companies
     - real estate and leasing companies
     - insurance companies
     - holding companies for each of the above

     A company is "principally engaged" in the financial services industry if at least 50% of its gross income, net sales or net profits comes from activities in the financial services industry or if the company dedicates more than 50% of its assets to the production of revenues from the financial services industry.

     Under normal market conditions, the Fund invests at least 65% of its assets in at least three different countries, including the United States.

     The Sub-Advisor allocates assets among countries based on its analysis of the trends in the financial services industry in particular regions, the relative valuation of financial services companies in different regions and its assessment of the prospects for a particular equity market and its currency.

     PORTFOLIO MANAGEMENT. A committee of professional managers employed by the Sub-Advisor makes decisions for the Fund.

                        WHO MAY WANT TO INVEST IN THE FUND?

     The Fund may be appropriate for investors who want to pursue growth aggressively by concentrating a portion of their investment on domestic and foreign securities within the financial services industry. The Fund is designed for those investors who are actively interested in, and can accept the risks of, industry-focused investing. Because of its narrow focus, the performance of the Fund is closely tied to and affected by, the financial services industry.

             WHAT ARE THE FUND'S INVESTMENTS AND INVESTMENT PRACTICES?

     The Fund will invest in EQUITY SECURITIES which includes common stocks, preferred stocks, warrants and other securities convertible into common stocks. Many of the common stocks the Fund will buy will not pay dividends; instead, stocks will be bought for the potential that their prices will increase, providing capital appreciation for the Fund. The value of Equity Securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, the forecasts for the issuer's industry and the value of the issuer's assets. Holders of Equity Securities only have rights to value in the company after all the debts have been paid, and they could lose their entire investment in a company that encounters financial difficulty. Warrants are rights to purchase securities at a specified time at a specified price.

     The Fund may invest in FOREIGN SECURITIES. Foreign Securities are securities issued by non-U.S. companies and governments. Investments in Foreign Securities are riskier than investments in U.S. companies because (i) foreign companies may be subject to different accounting, auditing and financial reporting standards than U.S. companies, (ii) there is generally less public information available about foreign companies, (iii) there may be less governmental regulation and supervision of foreign stock exchanges, securities markets and companies and (iv) foreign securities may be less liquid and more volatile than U.S. securities markets.

     The Fund may purchase AMERICAN DEPOSITARY RECEIPTS ("ADRS"), EUROPEAN DEPOSITARY RECEIPTS ("EDRS") AND GLOBAL DEPOSITARY RECEIPTS ("GDRS"). ADRs are issued by U.S. financial institutions and EDRs and GDRs are issued by European financial institutions. They are receipts evidencing ownership of underlying Foreign Securities.

     The Fund may invest in FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS, which are obligations of the Fund to purchase or sell a specific currency at a future date at a set price. These contracts may decrease the Fund's loss due to a change in currency value, but also limit gains from currency changes.

     The Fund may invest in FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. Futures contracts are contracts in which the Fund agrees, at maturity, to make delivery of or receive securities, the cash value of an index or foreign currency. Futures contracts and options on futures contracts are used for hedging purposes or to maintain liquidity. The Fund may not purchase or sell a futures contract unless immediately after any such transaction the sum of the aggregate amount of margin deposits on its existing futures positions and the amount of premiums paid for related options is 5% or less of its total assets. The Fund will set aside cash or other liquid securities to "cover" the Fund's position in futures. See the SAI for more details and additional limitations.

     The Fund may purchase or sell OPTIONS. The Fund may buy options giving it the right to require a buyer to buy a security held by the Fund (put options), buy options giving it the right to require a seller to sell securities to the Fund (call options), sell (write) options giving a buyer the right to require the Fund to buy securities from the buyer or write options giving a buyer the right to require the Fund to sell securities to the buyer during a set time at a set price. Options may relate to stock indices, individual securities, foreign currencies or futures contracts. See the SAI for more details and additional limitations.

     The Fund may purchase securities on a "WHEN-ISSUED" basis and may purchase or sell securities on a "FORWARD COMMITMENT" basis. Although the price to be paid by the Fund is set at the time of the agreement, the Fund usually does not pay for the securities until they are received. The value of securities may change between the time the price is set and payment. When the Fund purchases securities for future delivery, the Fund's custodian will set aside cash or liquid securities to "cover" the Fund's position. The Fund does not intend to purchase securities for future delivery for speculative purposes.

     The Fund may enter into REPURCHASE AGREEMENTS. Under a repurchase agreement, the Fund agrees to purchase securities from a seller and the seller agrees to repurchase the securities at a later time, typically within seven days, at a set price. The seller agrees to set aside collateral at least equal to the repurchase price. This ensures that the Fund will receive the purchase price at the time it is due, unless the seller defaults or declares bankruptcy, in which event the Fund will bear the risk of possible loss due to adverse market action or delays in liquidating the underlying obligation.

     The Fund may invest in REVERSE REPURCHASE AGREEMENTS. Under a reverse repurchase agreement, the Fund sells securities and agrees to buy them back later at an agreed upon time and price. Reverse repurchase agreements are used to borrow money for temporary purposes.

     The Fund may LEND SECURITIES to broker-dealers and other financially sound institutional investors who will pay the Fund for the use of the securities, thus potentially increasing the Fund's returns. The borrower must set aside cash or liquid securities equal to the value of the securities borrowed at all times during the terms of the loan. Loans may not exceed 25% of the value of the Fund's total assets. Risks involved in such transactions include possible delay in recovering the loaned securities and possible loss of the securities or the collateral if the borrower fails financially.

     The Fund may buy shares of registered MONEY MARKET FUNDS. The Fund will bear a portion of the expenses of any investment company whose shares they purchase, including operating costs and investment advisory, distribution and administration fees. These expenses would be in addition to the Fund's own expenses. The Fund may invest up to 10% of its assets in other investment companies and no more than 5% of its assets in any one investment company.

     The Fund may invest in CASH EQUIVALENTS, which are high-quality, short-term money market instruments including, among other things, commercial paper, bankers' acceptances and negotiable certificates of deposit of banks or savings and loan associations, short-term corporate obligations and short-term securities issued by, or guaranteed by, the U.S. Government and its agencies or instrumentalities. These instruments will be used primarily pending investment, to meet anticipated redemptions or as a temporary defensive measure. If the Fund is investing defensively, it may not be pursuing its investment objective.

     The Fund may purchase FIXED INCOME SECURITIES. Fixed Income Securities are securities which either pay interest at set times at either fixed or variable rates, or which realize a discount upon maturity. Fixed Income Securities include corporate bonds, debentures, notes and other similar corporate debt instruments, zero coupon bonds (discount debt obligations that do not make interest payments) and variable amount master demand notes that permit the amount of indebtedness to vary in addition to providing for periodic adjustments in the interest rate.

     The Fund may invest in LOWER-RATED DEBT SECURITIES. Lower-Rated Debt Securities are securities which are rated below investment grade by Standard & Poor's Ratings Service ("S&P"), Moody's Investors Service, Inc. ("Moody's") or other nationally recognized rating agency. Lower-Rated Debt Securities are considered riskier than investment grade securities. The Fund may invest up to 5% of its assets in lower-rated convertible securities, lower-rated corporate bonds or commercial paper. These high yield, high risk securities are commonly referred to as junk bonds.

     The Fund may purchase U.S. GOVERNMENT SECURITIES, which are securities issued by, or guaranteed by, the U.S. Government or its agencies or instrumentalities. Such securities include U.S. Treasury bills, which have initial maturities of less than one year, U.S. Treasury notes, which have initial maturities of one to ten years, U.S. Treasury bonds, which generally have initial maturities of greater than ten years, and obligations of the Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association.

     The Fund may invest up to 15% of the value of its net assets in ILLIQUID SECURITIES. Illiquid Securities are securities for which there is no ready market, which inhibits the ability to sell them and obtain their full market value, or which are legally restricted as to their resale by the Fund.

     The Fund may invest in ASSET-BACKED SECURITIES which include debt securities backed by mortgages, installment sales contracts and credit card receivables.

     The Fund may invest in STRIPPED SECURITIES which include participation in trusts that hold U.S. Treasury and agency securities which represent either the interest payments or principal payments on the securities or combinations of both.

     The Fund may invest in REAL ESTATE INVESTMENT TRUSTS ("REITS") which are companies, usually traded publicly, that manage a portfolio of real estate. Risks involved in such investments include vulnerability to decline in real estate prices and new construction rates.

     The Fund may make SHORT SALES of securities. A Short Sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When the Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may also sell securities that it owns or has the right to acquire at no additional cost but does not intend to deliver to the buyer, a practice known as selling short "against the box." See the SAI for more details.

     The Fund may BORROW MONEY in an amount up to 5% of its assets for temporary purposes and in an amount up to 33 1/3% of its assets to meet redemptions. This is a "fundamental" policy which only can be changed by shareholders.

     Under SEC regulations, the Fund may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities.

     The Fund is classified as a "diversified fund" which means that with respect to 75% of its assets, the Fund cannot invest more than 5% of its assets in a single issuer (other than the U.S. Government and its agencies and instrumentalities). In addition, the Fund cannot invest more than 25% of its assets in a single issuer.

                    WHAT ARE THE RISKS OF INVESTING IN THE FUND?

     Investing in the Fund may be less risky than investing in individual stocks due to the diversification of investing in a portfolio of many different stocks; however, such diversification does not eliminate all risks.
 Because the Fund invests mostly in Equity Securities, rises and falls in the stock market in general, as well as in the value of particular Equity Securities held by the Fund, can affect the Fund's performance. Your investment in the Fund is not guaranteed. The net asset value of the Fund will change daily and you might not recoup the amount you invest in the Fund.

     Consistent with a long-term investment approach, investors in the Fund should be prepared and able to maintain their investments during periods of adverse market conditions. By itself, the Fund does not constitute a balanced investment program and there is no guarantee that the Fund will achieve its investment objective since there is uncertainty in every investment.

     A fund's risk is mostly dependent on the types of securities it purchases and its investment techniques. The Fund is authorized to use options, futures and forward foreign currency exchange contracts, which are types of derivative instruments. Derivative instruments are instruments that derive their value from a different underlying security, index or financial indicator. The use of derivative instruments exposes the Fund to additional risks and transaction costs. Risks inherent in the use of derivative instruments include: (1) the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities;
(4) inability to close out certain hedged positions to avoid adverse tax consequences (5) the possible absence of a liquid secondary market for any particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (6) leverage risk, that is, the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund's initial investment in that instrument (in some cases, the potential loss is unlimited); and (7) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, which could leave the Fund worse off than if it had not entered into the position.

     Investing in the Fund, with its larger investment in Foreign Securities, may involve more risk than investing in a U.S. fund for the following reasons:
(1) there may be less public information available about foreign companies than is available about U.S. companies; (2) foreign companies are not generally subject to the uniform accounting, auditing and financial reporting standards and practices applicable to U.S. companies; (3) foreign markets have less volume than U.S. markets, and the securities of some foreign companies are less liquid and more volatile than the securities of comparable U.S. companies; (4) there may be less government regulation of stock exchanges, brokers, listed companies and banks in foreign countries than in the United States; (5) the Fund may incur fees on currency exchanges when it changes investments from one country to another; (6) the Fund's foreign investments could be affected by expropriation, confiscatory taxation, nationalization of bank deposits, establishment of exchange controls, political or social instability or diplomatic developments; (7) fluctuations in foreign exchange rates will affect the value of the Fund's portfolio securities, the value of dividends and interest earned, gains and loses realized on the sale of securities, net investment income and unrealized appreciation or depreciation of investments; and (8) possible imposition of dividend or interest withholding by foreign country.

     Financial services companies are subject to extensive governmental regulation which may limit both the amount and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively impact the industry. Insurance companies may be subject to severe price competition. Legislation is currently being considered which would reduce the separation between commercial and investment banking businesses. If enacted this could significantly impact the industry and the Fund. The Fund may be riskier than a fund investing in a broader range of industries.

     Although securities of large and well-established companies in the financial services industry will be held in the Fund's portfolio, the Fund also will invest in medium, small and/or newly-public companies which may be subject to greater share price fluctuations and declining growth, particularly in the event of rapid changes in the industry and/or increased competition. Securities of those smaller and/or less seasoned companies may, therefore, expose shareholders of the Fund to above-average risk.

     To the extent that the Fund invests in illiquid securities, the Fund risks not being able to sell securities at the time and the price that it would like. The Fund may therefore have to lower the price, sell substitute securities or forego an investment opportunity, each of which might adversely affect the Fund.

     The risks of various investment techniques the Fund uses are described in more detail in the SAI.

                                    PERFORMANCE

                     HOW IS THE FUND'S PERFORMANCE CALCULATED?

     There are various ways in which the Fund may calculate and report its performance. Performance is calculated separately for each class of shares.

     One method is to show the Fund's total return. Cumulative total return is the percentage change in the value of an amount invested in a class of shares of the Fund over a stated period of time and takes into account reinvested dividends. Cumulative total return most closely reflects the actual performance of the Fund.

     Average annual total return refers to the average annual compounded rates of return over a specified period on an investment in shares of the Fund determined by comparing the initial amount invested to the ending redeemable value of the amount, taking into account reinvested dividends.

     The Fund may also publish its current yield. Yield is the net investment income generated by a share of the Fund during a 30-day period divided by the maximum offering price per share on the 30th day.

     You should be aware that (i) past performance does not indicate how the Fund will perform in the future; and (ii) the Fund's return and net asset value will fluctuate, so you cannot use the Fund's performance data to compare it to investments in certificates of deposit, savings accounts or other investments that provide a fixed or guaranteed yield.

     The Fund may compare its performance to that of other mutual funds, such as the performance of mutual funds reported by Lipper Analytical Services, Inc. or information reported in national financial publications such as MORNINGSTAR, INC., MONEY MAGAZINE, FORBES, BARRON'S, THE WALL STREET JOURNAL and THE NEW YORK TIMES, or in local or regional publications. The Fund may also compare its total return to broad-based indices. These indices show the value of selected portfolios of securities (assuming reinvestment of interest and dividends) which are not managed by a portfolio manager. The Fund may report how they are performing in comparison to the Consumer Price Index, an indication of inflation reported by the U.S. Government.

                        WHERE CAN I OBTAIN PERFORMANCE DATA?

     The WALL STREET JOURNAL and certain local newspapers report information on the performance of mutual funds. In addition, performance information is contained in the Fund's annual report dated June 30 of each year and semi-annual report dated December 31 of each year, which will automatically be mailed to shareholders. To obtain copies of financial reports or performance information, call (800) 438-5789.

                                PURCHASES OF SHARES

     Customers of banks and other institutions, and the immediate family members of such Customers, that have entered into agreements with us to provide shareholder services for Customers may purchase Class K Shares. Customers may include individuals, trusts, partnerships and corporations. The Fund also issues other classes of shares, which have different sales charges, expense levels and performance. Call (800) 438-5789 to obtain more information concerning the Fund's other classes of shares.

                          WHAT PRICE DO I PAY FOR SHARES?

     Class K Shares are sold at the "net asset value next determined" by the Fund without any initial sales charge. Except in certain limited circumstances, the Fund determines its net asset value ("NAV") on each day the New York Stock Exchange ("NYSE") is open for trading (a "Business Day") at the close of such trading (normally 4:00 p.m. Eastern time). The Fund calculates NAV separately for each class of shares. NAV is calculated by totaling the value of all of the assets of the Fund allocated to a particular class of shares, subtracting the Fund's liabilities and expenses charged to that class and dividing the result by the number of shares of the class outstanding.

                            WHEN CAN I PURCHASE SHARES?

     Shares of the Fund are sold on a continuous basis and can be purchased on any Business Day.

                             HOW CAN I PURCHASE SHARES?

     All share purchases are effected through a Customer's account at an institution and confirmations of share purchases will be sent to the institution involved. Institutions (or their nominees) will normally be holders of record of the Fund shares acting on behalf of their Customers, and will reflect their Customer's beneficial ownership of shares in the account statements provided by them to their Customers.

     You will not be issued a share certificate, unless you request one in writing. We reserve the right to (i) reject any purchase order if, in our opinion, it is in the Fund's best interest to do so and (ii) suspend the offering of shares of any Class for any period of time.

     You may pay for shares of the Fund with securities which the Fund is allowed to hold, subject to approval by the Advisor.


                               REDEMPTIONS OF SHARES

                    WHAT PRICE DO I RECEIVE FOR REDEEMED SHARES?

     The redemption price is the net asset value next determined after we receive the redemption request in proper order.

                             WHEN CAN I REDEEM SHARES?

     You can redeem shares on any Business Day, provided all required documents have been received by First Data Investor Services Group, Inc. (the "Transfer Agent"). The Fund may temporarily stop redeeming shares when the NYSE is closed or trading on the NYSE is restricted, when an emergency exists and the Fund cannot sell its assets or accurately determine the value of its assets or if the SEC orders the Fund to suspend redemptions.

                              HOW CAN I REDEEM SHARES?

     Redemption orders are effected at the net asset value per share next determined after receipt of the order by the Transfer Agent. Shares held by an institution on behalf of its Customers must be redeemed in accordance with instructions and limitations pertaining to the account at that institution.

                      WHEN WILL I RECEIVE REDEMPTION AMOUNTS?

     If we receive a redemption order for the Fund before 4:00 p.m. (Eastern time) on a Business Day, we will normally wire payment to the redeeming institution on the next Business Day. We may delay wiring redemption proceeds for up to seven days if we feel an earlier payment would have a negative impact on the Fund.

                        STRUCTURE AND MANAGEMENT OF THE FUND

                            HOW IS THE FUND STRUCTURED?

     Framlington is an open-end management investment company, which is a mutual fund that sells and redeems shares every day that it is open for business. It is managed under the direction of its governing Board of Trustees, which is responsible for the overall management of Framlington and supervises the Fund's service providers. Framlington is a Massachusetts business trust.

                         WHO MANAGES AND SERVICES THE FUND?

     INVESTMENT ADVISOR. The Fund's investment advisor is Munder Capital Management, a Delaware general partnership with its principal offices at 480 Pierce Street, Birmingham, Michigan 48009. The principal partners of the Advisor are Old MCM, Inc. ("MCM"), Munder Group LLC and WAM Holdings, Inc. ("WAM"). MCM was founded in February 1985 as a Delaware corporation and was a registered investment advisor. WAM is an indirect, wholly-owned subsidiary of Comerica Incorporated ("Comerica"). Mr. Lee P. Munder, the Advisor's chairman, indirectly owns or controls approximately 45% and Comerica Incorporated owns or controls approximately 44% of the partnership interests in the Advisor. As of December 31, 1997, the Advisor and its affiliates had approximately $45 billion in assets under management, of which $22.2 billion were invested in equity securities, $9 billion were invested in money market or other short-term instruments, $9.3 billion were invested in other fixed income securities, and $4.5 billion in non-discretionary assets.

     The Advisor provides overall investment management services for the Fund. Framlington Overseas Investment Management Limited, the Fund's Sub-Advisor, provides research and credit analysis and is responsible for all purchases and sales of securities held by the Fund. The Sub-Advser is an indirect subsidiary of Framlington Holdings Limited which is, in turn, owned 49% by the Advisor and 51% by Credit Commercial de France S.A., a French banking corporation listed on the Societe des Bourses Francaises.

     The Advisor is entitled to receive a fee at an annual rate equal to 0.75% of the average daily net assets of the Fund.

     The Advisor may, from time to time, make payments to banks, broker-dealers or other financial institutions for certain services to the Fund and/or their shareholders, including sub-administration, sub-transfer agency and shareholder servicing. The Advisor may make such payments out of its own resources and there are no additional costs to the Fund or their shareholders.

     The Sub-Advisor is entitled receive an advisory fee equal to one half of the fee paid to the Advisor by the Fund as compensation for its services as Sub-Advisor. The Advisor pays fees to the Sub-Advisor. The Fund pays no fees directly to the Sub-Advisor.

     The Sub-Advisor selects broker-dealers to execute portfolio transactions for the Fund based on best price and execution terms. The Sub-Advisor may consider as a factor the number of shares sold by the broker-dealer.

PERFORMANCE OF SUB-ADVISOR

     The table below contains certain performance information by the Sub-Advisor relating to a unit trust organized under the laws of the United Kingdom managed by the same personnel of the Sub-Advisor with similar investments objectives and policies to those of the Fund.

     The trust account performance is provided by Micropal, an independent research organization that is a recognized source of performance data in the UK unit trust industry. The data is U.S. dollar adjusted on the basis of exchange rates provided by Datastream using WM/Reuters closing rates. The performance figures are net of brokerage commissions, actual investment advisory fees and initial sales charge. The data assume the reinvestment of net income and capital gain distributions. The trust account returns are calculated using beginning offer and ending bid prices for periods ended December 31, 1997.

     You should not rely on the following performance data of the Sub-Advisor's client account as an indication of future performance of the Fund. It should be noted that the management of the Fund will be affected by regulatory requirements under the Investment Company Act of 1940 (the "1940 Act") and requirements of the Internal Revenue Code of 1986, as amended, to qualify as a regulated investment company.

                                          U.K.             MICROPAL
    PERIOD ENDED                          FINANCIAL        UNIT TRUST INTERNATIONAL
  DECEMBER 31, 1997                       FUND             GROWTH INDEX
  -----------------                       ----------       ------------------------

1 Year . . . . . . . . . . . . . . . . .    25.31%               1.82%
3 Years  . . . . . . . . . . . . . . . .   111.59%               32.52%
5 Years  . . . . . . . . . . . . . . . .   179.61%               74.37%
10 Years . . . . . . . . . . . . . . . .   474.69%              134.95%
Inception on November 3, 1986. . . . . .   502.99%              188.87%

     Performance for the Financial Fund trust account is calculated on an offer-bid basis; U.S. Dollar adjusted total return net of all management fees but not reflective of U.K. tax. Source: Micropal.

     Micropal Unit Trust International Growth Index performance shows total return in U.S. Dollars but does not reflect the deduction of fees, expenses and taxes. Source: Datastream.

     The Micropal Unit International Growth Index is [to be completed].

     ADMINISTRATOR. State Street Bank and Trust Company ("State Street" or the "Administrator") is the Fund's administrator. The Administrator is located at 225 Franklin Street, Boston, Massachusetts 02110. The Administrator generally assists Framlington in all aspects of its administration and operations. As compensation for its services, State Street is entitled to receive fees, based on the aggregate daily net assets of the Fund and certain other investment portfolios that are advised by the Advisor for which it provides services, computed daily and payable monthly at the annual rate of 0.113% on the first $2.8 billion of net assets, plus 0.103% on the next $2.2 billion of net assets, plus 0.101% on the next $2.5 billion of net assets, plus 0.095% on the next $2.5 billion of net assets, plus 0.080% on the next $2.5 billion of net assets, plus 0.070% on all net assets in excess of $12.5 billion (with a $75,000 minimum fee per annum in the aggregate for all portfolios with respect to the Administrator).

     If the assets of the Framlington Funds do not exceed $120 million, the ultimate rate charged the Framlington Funds will be reduced by their pro-rata portion of the total fees if calculated at the rates of 0.062% of the first $2.8 billion of net assets, plus 0.052% of the next $2.2 billion of net assets, plus 0.050% of all net assets in excess of $5 billion.

     State Street has entered into a Sub-Administration Agreement with the Distributor under which the Distributor provides certain administrative services with respect to the Fund. State Street pays the Distributor a fee for these services out of its own resources at no cost to the Fund.

     TRANSFER AGENT. First Data Investor Services Group, Inc. is the Fund's Transfer Agent. The Transfer Agent is a wholly-owned subsidiary of First Data Corporation and is located at 53 State Street, Boston, Massachusetts 02109.

     CUSTODIAN. Comerica Bank (the "Custodian") whose principal business address is One Detroit Center, 500 Woodward Avenue, Detroit, Michigan 48226, provides custodial services to the Fund. No compensation is paid to the Custodian for such services. Comerica receives a fee of 0.01% of the aggregate average daily net assets of the Fund beneficially owned by Comerica and its customers for certain Shareholder services provided by
Comerica to the Fund.   State Street also serves as Sub-Custodian to the
Fund.

     DISTRIBUTOR. Funds Distributor, Inc. is the distributor of the Fund's shares and is located at 60 State Street, Suite 1300, Boston, Massachusetts 02109. It markets and sells the Fund's shares.

     The Fund has adopted a Shareholder Servicing Plan (the "Class K Plan") under which Class K Shares are sold through institutions which enter into shareholder servicing agreements with the Fund. The agreements require the institutions to provide shareholder services to their Customers who from time to time own of record or beneficially Class K Shares in return for payment by the Fund at a rate not exceeding 0.25% (on an annualized basis) of the average daily net asset value of the Class K Shares beneficially owned by the Customers. Class K Shares bear all fees paid to institutions under the Class K Plan. Payments under the Class K Plan are not tied exclusively to the shareholder expenses actually incurred by the institutions and the payments may exceed service expenses actually incurred.

     The services provided by institutions under the Class K Plan may include processing purchase, exchange and redemption requests from Customers and placing orders with the Transfer Agent; processing dividend and distribution payments from the Fund on behalf of the Customers; providing information periodically to Customers showing their positions in Class K Shares; providing sub-accounting with respect to Class K Shares beneficially owned by the Customers or the information necessary for sub-accounting; responding to inquires from Customers concerning their investment in Class K Shares; arranging for bank wires; and providing such other similar services as may be reasonably requested.

     For additional description of the services performed by the Administrator, the Transfer Agent, the Custodian, the Sub-Custodian and the Distributor, see the SAI.

                        WHAT ARE MY RIGHTS AS A SHAREHOLDER?

     All shareholders have equal voting, liquidation and other rights. You are entitled to one vote for each share you hold and a fractional vote for each fraction of a share you hold. You will be asked to vote on matters affecting Framlington as a whole and affecting the Fund. You will not vote by Class unless expressly required by law or when the Trustees determine that the matter to be voted on affects only the interests of the holders of a particular class of shares. Framlington will not hold annual shareholder meetings, but special meetings may be held at the written request of shareholders owning more than 10% of outstanding shares for the purpose of removing a Trustee. Under Massachusetts law, it is possible that a shareholder may be liable for Framlington's obligations. If a shareholder were required to pay a debt of the Fund, however, Framlington has committed to reimburse the shareholder in full for their assets. The SAI contains more information regarding voting rights.

     As of the date of this Prospectus, Funds Distributor, Inc. has the right to vote a majority of the outstanding shares of the Fund and therefore it is considered to be a controlling person.

                         DIVIDENDS, DISTRIBUTIONS AND TAXES

                  WHEN WILL I RECEIVE DISTRIBUTIONS FROM THE FUND?

     As a shareholder, you are entitled to your share of net income and capital gains, if any, on the Fund's investments. The Fund passes its earnings along to its investors in the form of dividends. Dividend distributions are the dividends or interest earned on investments after expenses. The Fund pays dividends from net income, if any, at least annually.

     The Fund's net realized capital gains (including net short-term capital gains), if any, are distributed at least annually.

     It is possible that the Fund may make a distribution in excess of the Fund's current and accumulated earnings and profits. You will treat such a distribution as a return of capital which is applied against and reduces your basis in your shares. To the extent that the amount of any such distribution exceeds your basis in your shares, you will treat the excess as gain from a sale or exchange of the shares.

                          HOW WILL DISTRIBUTIONS BE MADE?

     The Fund will pay dividend and capital gains distributions in additional shares of the same class of the Fund. If you wish to receive distributions in cash, either indicate this request on your Account Application Form or notify the Fund at (800) 438-5789.

             ARE THERE TAX IMPLICATIONS OF MY INVESTMENTS IN THE FUND?

     This section contains a brief summary of the tax implications of ownership in the Fund's shares. A more detailed discussion of Federal income tax considerations is contained in the SAI. You should consult your tax advisor regarding the impact of owning the Fund's shares on your own personal tax situation including the applicability of any state and local taxes.

     In general, as long as the Fund meets the requirements to qualify as a regulated investment company ("RIC") under Federal tax laws, it will not be subject to Federal income tax on its income and capital gains that it distributes in a timely manner to its shareholders. The Fund intends to qualify annually as a RIC. Even if it qualifies as a RIC, the Fund may still be liable for any excise tax on income that is not distributed in accordance with a calendar year requirement; the Fund intends to avoid the excise tax by making timely distributions.

     Generally, you will owe tax on the amounts distributed to you, regardless of whether you receive these amounts in cash or reinvest them in additional Fund shares. Shareholders not subject to tax on their income generally will not be required to pay any tax on amounts distributed to them.
 Federal income tax on distributions to an IRA or to a qualified retirement plan will generally be deferred.

     Capital gains derived from sales of portfolio securities held by the Fund will generally be designated as long-term or short-term. Distributions from the Fund's long-term capital gains are generally taxed at the long-term capital gains rates, regardless of how long you have owned shares in the Fund. Dividends derived from other sources are generally taxed as ordinary income.

     Dividends and capital gain distributions are generally taxable when you receive them; however, if a distribution is declared in October, November or December, but not paid until January of the following year, it will be considered to be paid on December 31 in the year in which it was declared. Shortly after the end of each year, you will receive from the Fund a statement of the amount and nature of the distributions made to you during the year.

     If you redeem, transfer or exchange Fund shares, you may have taxable gain or a loss. If you hold Fund shares for six months or less, and during that time you receive a capital gain dividend, any loss you realize on the sale of these Fund shares will be treated as a long-term loss to the extent of the earlier distribution.

     Dividends and certain interest income earned from foreign securities by the Fund may be subject to foreign withholding or other taxes. The Fund may be permitted to pass on to its shareholders the right to a credit or deduction for income or other tax credits earned from foreign investments and will do so if possible. These deductions or credits may be subject to tax law limitations.

     If the Fund invests in certain "passive foreign investment companies" ("PFICs"), it will be subject to Federal income tax (and possibly additional interest charges) on a portion of any "excess distribution" or gain from the disposition of such shares, even if it distributes such income to its shareholders. If the Fund elects to treat a PFIC as a "qualified electing fund" ("QEF") and the PFIC furnishes certain financial information in the required form to such Fund, the Fund will instead be required to include in income each year its allocable share of the ordinary earnings and net capital gains of the QEF, regardless of whether received, and such amounts will be subject to the various distribution requirements described above. The Fund may also elect to mitigate the tax effects of owning PFIC stock by making an annual mark-to-market election with respect to PFIC shares.

     More information about the tax treatment of distributions from the Fund and about other potential tax liabilities, including backup withholding for certain taxpayers and information about tax aspects of dispositions of shares of the Fund, is contained in the SAI. You should consult your tax advisor regarding the impact of owning Fund shares on your own personal tax situation, including the applicability of any state and local taxes.

                               ADDITIONAL INFORMATION

     SHAREHOLDER COMMUNICATIONS. You will receive unaudited Semi-Annual Reports and audited Annual Reports on a regular basis from the Fund. In addition, you will also receive updated Prospectuses or Supplements to this Prospectus. In order to eliminate duplicate mailings, the Fund will only send one copy of the above communications to (1) accounts with the same primary record owner, (2) joint tenant accounts, (3) tenant in common accounts and (4) accounts which have the same address.

PROSPECTUS

CLASS Y SHARES

     The Munder Framlington Global Financial Services Fund (the "Fund") is a mutual fund that seeks to provide long-term capital appreciation. The Fund invests primarily in equity securities of U.S. and foreign companies which are principally engaged in the financial services industry. The Fund is a portfolio of The Munder Framlington Funds Trust ("Framlington"), an open-end investment company.

     Munder Capital Management (the "Advisor") serves as investment advisor of the Fund.

     This Prospectus explains the objective, policies, risks and fees of the Fund. You should read this Prospectus carefully before investing and retain it for future reference. A Statement of Additional Information ("SAI") has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus. The SAI may be obtained free of charge by calling the Fund at (800) 438-5789. In addition, the SEC maintains a web site (http://www.sec.gov) that contains the SAI and other information regarding the Fund.

     SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. AN INVESTMENT IN THE FUND INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

    SECURITIES OFFERED BY THIS PROSPECTUS HAVE NOT BEEN APPROVED OR DISAPPROVED
        BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
           COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION
               OR ANY STATE SECURITIES COMMISSION PASSED UPON THE
                  ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
                      REPRESENTATION TO THE CONTRARY IS A
                                CRIMINAL OFFENSE.










                      CALL TOLL-FREE FOR SHAREHOLDER SERVICES:
                                   (800) 438-5789


                    THE DATE OF THIS PROSPECTUS IS JUNE___, 1998

                                 TABLE OF CONTENTS

                                                                           PAGE
                                                                           ----
Fund Highlights. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3
     What are the key facts regarding the Fund?. . . . . . . . . . . . . . . 3

Fund Information . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 5
     Who may want to invest in the Fund? . . . . . . . . . . . . . . . . . . 5
     What are the Fund's investments and investment practices? . . . . . . . 5
     What are the risks of investing in the Fund?. . . . . . . . . . . . . . 8

Performance. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 9
     How is the Fund's performance calculated? . . . . . . . . . . . . . . . 9
     Where can I obtain performance data?. . . . . . . . . . . . . . . . . .10

Purchases and Exchange of Shares . . . . . . . . . . . . . . . . . . . . . .10
     What price do I pay for shares? . . . . . . . . . . . . . . . . . . . .10
     When can I purchase shares? . . . . . . . . . . . . . . . . . . . . . .10
     What is the minimum required investment?. . . . . . . . . . . . . . . .10
     How can I purchase shares?. . . . . . . . . . . . . . . . . . . . . . .11
     How can I exchange shares?. . . . . . . . . . . . . . . . . . . . . . .11

Redemption of Shares . . . . . . . . . . . . . . . . . . . . . . . . . . . .12
     What price do I receive for redeemed shares?. . . . . . . . . . . . . .12
     When can I redeem shares? . . . . . . . . . . . . . . . . . . . . . . .12
     How can I redeem shares?. . . . . . . . . . . . . . . . . . . . . . . .12
     When will I receive redemption amounts? . . . . . . . . . . . . . . . .12

Structure and Management of the Fund . . . . . . . . . . . . . . . . . . . .12
     How is the Fund structured? . . . . . . . . . . . . . . . . . . . . . .12
     Who manages and services the Fund?. . . . . . . . . . . . . . . . . . .13
     What are my rights as a shareholder?. . . . . . . . . . . . . . . . . .15

Dividends, Distributions and Taxes . . . . . . . . . . . . . . . . . . . . .15
     When will I receive distributions from the Fund?. . . . . . . . . . . .15
     How will distributions be made? . . . . . . . . . . . . . . . . . . . .15
     Are there tax implications of my investments in the Fund? . . . . . . .15

Additional Information . . . . . . . . . . . . . . . . . . . . . . . . . . .16

                                FUND HIGHLIGHTS

                   WHAT ARE THE KEY FACTS REGARDING THE FUND?

Q:   WHAT IS THE FUND'S GOAL?

A:   The Fund seeks to provide long-term capital appreciation.

Q:   WHAT IS THE FUND'S STRATEGY?

A:   The Fund invests primarily in equity securities of U.S. and foreign companies which are primarily engaged in the financial services industry and companies providing services within to the financial services industry.

Q:   WHAT ARE THE FUND'S RISKS?

A:   The Fund's net asset value, which is determined on every business day, will change daily. The net asset value changes are due to many factors including national and international economic conditions, changes in the price of securities owned by the Fund as a result of rises and falls in the stock market in general, perceptions about the stock of particular companies and perceptions about particular industries. You should note that you could lose a portion of the amount you invest in the Fund. As a result of large investments in foreign securities, the Fund is riskier than a domestic fund due to factors such as freezes on convertibility and differences in accounting and reporting standards, less government regulation and greater volatility. Also, this Fund concentrates its investment in a single industry and could experience larger price fluctuations than a fund invested in a broader range of industries.

Q:   WHAT ARE THE OPTIONS FOR INVESTMENT IN THE FUND?

A:   The Fund has registered five classes of shares:  Class A, B, C, K and Y.
Class A, B, C and K Shares are described in other prospectuses.

Q:   HOW DO I BUY AND SELL SHARES OF THE FUND?

A:   Funds Distributor, Inc. (the "Distributor") sells shares of the Fund.
You may purchase shares from the Distributor through broker-dealers or other financial institutions or from the Fund's transfer agent, First Data Investor Services Group, Inc. (the "Transfer Agent"), by mailing an Account Application Form with a check to the Transfer Agent. Fiduciary and discretionary accounts of institutions and institutional investors must invest at least $500,000 initially. Other types of investors are not subject to any minimum required investment.

     Shares may be redeemed through your bank or financial institution.

     You may also acquire the Fund's shares by exchanging shares of the same class of other funds of Framlington, The Munder Funds, Inc. (the "Company") and The Munder Funds Trust (the "Trust"), and exchange Fund shares for shares of the same class of other funds of Framlington, the Company and the Trust.

Q:   WHAT SHAREHOLDER PRIVILEGES DOES THE FUND OFFER?

     -  Automatic Investment Plan
     -  Automatic Withdrawal Plan

Q:   WHEN AND HOW ARE DISTRIBUTIONS MADE?

A:   Dividend distributions are made from the dividends and interest earned on investments. The Fund pays dividends at least annually and distributes capital gains at least annually. Unless you elect to receive distributions in cash, all dividends and capital gains distributions will be automatically used to purchase additional shares of the Fund.

Q:   WHO MANAGES THE FUND'S ASSETS?

A:   Munder Capital Management is the Fund's investment advisor.  The Advisor provides overall investment management services for the Fund. Framlington Overseas Investment Management Limited (the "Sub-Advisor") is responsible for all purchases and sales of securities held by the Fund.

                               FINANCIAL INFORMATION


                        SHAREHOLDER TRANSACTION EXPENSES (1)

     The purpose of this table is to assist you in understanding the expenses a shareholder in the Fund will bear directly.


Maximum Sales Charge on Purchase (as a % of Offering Price)...... None
Sales Charge Imposed on Reinvested Dividends..................... None
Maximum Deferred Sales Charge.................................... None
Redemption Fees (2).............................................. None
Exchange Fees.................................................... None


______________

Notes:
(1) Does not include fees which institutions may charge for services they provide to you.

(2) The Fund's transfer agent may charge a fee of $7.50 for wire redemptions under $5,000.

                              FUND OPERATING EXPENSES

     The purpose of this table is to assist you in understanding the expenses charged directly to the Fund, which investors in the Fund will bear indirectly for the current fiscal year. Such expenses include payments to Trustees, auditors, legal counsel and service providers (such as the Advisor) and registration fees. The fees shown below are estimated for the Fund's current fiscal year and reflects anticipated voluntary expense reimbursements.



ANNUAL FUND OPERATING EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
---------------------------------------
Advisory Fee....................................             .75%
Other Expenses+.................................          [.   ]%
Total Fund Operating Expenses+..................          [.   ]%


                                      EXAMPLE

     This example shows the amount of expenses you would pay (directly or indirectly) on a $1,000 investment in the Fund assuming (1) a 5% annual return and (2) redemption at the end of the following time periods. THIS EXAMPLE IS NOT A REPRESENTATION OF PAST OR FUTURE PERFORMANCE OR OPERATING EXPENSES; ACTUAL PERFORMANCE OR OPERATING EXPENSES MAY BE LARGER OR SMALLER THAN THOSE SHOWN.



             1 YEAR                3 YEARS
             ------                -------
             $[   ]                $[    ]


                                  FUND INFORMATION

     This Prospectus describes Class Y Shares of the Fund. This section summarizes the Fund's principal investments. The sections entitled "What are the Fund's Investments and Investment Practices?" and "What are the Risks of Investing in the Fund?" and the SAI give more information about the Fund's investment techniques and risks.

     GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide long-term capital appreciation. Under normal market conditions, the Fund invests at least 65% of its assets in equity securities of U.S. and foreign companies which are principally engaged in the financial services industry and companies which are likely to benefit from growth or consolidation in the financial services industry.

     Examples of companies in the financial services industry are:
     -   commercial, industrial and investment banks
     -   savings and loan associations
     -   brokerage companies
     -   consumer and industrial finance companies
     -   real estate and leasing companies
     -   insurance companies
     -   holding companies for each of the above

     A company is "principally engaged" in the financial services industry if at least 50% of its gross income, net sales or net profits comes from activities in the financial services industry or if the company dedicates more than 50% of its assets to the production of revenues from the financial services industry.

     Under normal market conditions, the Fund invests at least 65% of its assets in at least three different countries, including the United States.

     The Sub-Advisor allocates assets among countries based on its analysis of the trends in the financial services industry in particular regions, the relative valuation of financial services companies in different regions and its assessment of the prospects for a particular equity market and its currency.

     PORTFOLIO MANAGEMENT.    A committee of professional managers employed
by the Sub-Advisor makes decisions for the Fund.

                        WHO MAY WANT TO INVEST IN THE FUND?

     The Fund may be appropriate for investors who want to pursue growth aggressively by concentrating a portion of their investment on domestic and foreign securities within the financial services industry. The Fund is designed for those investors who are actively interested in, and can accept the risks of, industry-focused investing. Because of its narrow focus, the performance of the Fund is closely tied to and affected by, the financial services industry.

             WHAT ARE THE FUND'S INVESTMENTS AND INVESTMENT PRACTICES?

     The Fund will invest in EQUITY SECURITIES which includes common stocks, preferred stocks, warrants and other securities convertible into common stocks. Many of the common stocks the Fund will buy will not pay dividends; instead, stocks will be bought for the potential that their prices will increase, providing capital appreciation for the Fund. The value of Equity Securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, the forecasts for the issuer's industry and the value of the issuer's assets. Holders of Equity Securities only have rights to value in the company after all the debts have been paid, and they could lose their entire investment in a company that encounters financial difficulty. Warrants are rights to purchase securities at a specified time at a specified price.

     The Fund may invest in FOREIGN SECURITIES. Foreign Securities are securities issued by non-U.S. companies and governments. Investments in Foreign Securities are riskier than investments in U.S. companies because (i) foreign companies may be subject to different accounting, auditing and financial reporting standards than U.S. companies, (ii) there is generally less public information available about foreign companies, (iii) there may be less governmental regulation and supervision of foreign stock exchanges, securities markets and companies and (iv) foreign securities may be less liquid and more volatile than U.S. securities markets.

     The Fund may purchase AMERICAN DEPOSITARY RECEIPTS ("ADRS"), EUROPEAN DEPOSITARY RECEIPTS ("EDRS") AND GLOBAL DEPOSITARY RECEIPTS ("GDRS"). ADRs are issued by U.S. financial institutions and EDRs and GDRs are issued by European financial institutions. They are receipts evidencing ownership of underlying Foreign Securities.

     The Fund may invest in FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS, which are obligations of the Fund to purchase or sell a specific currency at a future date at a set price. These contracts may decrease the Fund's loss due to a change in currency value, but also limit gains from currency changes.

     The Fund may invest in FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. Futures contracts are contracts in which the Fund agrees, at maturity, to make delivery of or receive securities, the cash value of an index or foreign currency. Futures contracts and options on futures contracts are used for hedging purposes or to maintain liquidity. The Fund may not purchase or sell a futures contract unless immediately after any such transaction the sum of the aggregate amount of margin deposits on its existing futures positions and the amount of premiums paid for related options is 5% or less of its total assets. The Fund will set aside cash or other liquid securities to "cover" the Fund's position in futures. See the SAI for more details and additional limitations.

     The Fund may purchase or sell OPTIONS. The Fund may buy options giving it the right to require a buyer to buy a security held by the Fund (put options), buy options giving it the right to require a seller to sell securities to the Fund (call options), sell (write) options giving a buyer the right to require the Fund to buy securities from the buyer or write options giving a buyer the right to require the Fund to sell securities to the buyer during a set time at a set price. Options may relate to stock indices, individual securities, foreign currencies or futures contracts. See the SAI for more details and additional limitations.

     The Fund may purchase securities on a "WHEN-ISSUED" basis and may purchase or sell securities on a "FORWARD COMMITMENT" basis. Although the price to be paid by the Fund is set at the time of the agreement, the Fund usually does not pay for the securities until they are received. The value of securities may change between the time the price is set and payment. When the Fund purchases securities for future delivery, the Fund's custodian will set aside cash or liquid securities to "cover" the Fund's position. The Fund does not intend to purchase securities for future delivery for speculative purposes.

     The Fund may enter into REPURCHASE AGREEMENTS. Under a repurchase agreement, the Fund agrees to purchase securities from a seller and the seller agrees to repurchase the securities at a later time, typically within seven days, at a set price. The seller agrees to set aside collateral at least equal to the repurchase price. This ensures that the Fund will receive the purchase price at the time it is due, unless the seller defaults or declares bankruptcy, in which event the Fund will bear the risk of possible loss due to adverse market action or delays in liquidating the underlying obligation.

     The Fund may invest in REVERSE REPURCHASE AGREEMENTS. Under a reverse repurchase agreement, the Fund sells securities and agrees to buy them back later at an agreed upon time and price. Reverse repurchase agreements are used to borrow money for temporary purposes.

     The Fund may LEND SECURITIES to broker-dealers and other financially sound institutional investors who will pay the Fund for the use of the securities, thus potentially increasing the Fund's returns. The borrower must set aside cash or liquid securities equal to the value of the securities borrowed at all times during the terms of the loan. Loans may not exceed 25% of the value of the Fund's total assets. Risks involved in such transactions include possible delay in recovering the loaned securities and possible loss of the securities or the collateral if the borrower fails financially.

     The Fund may buy shares of registered MONEY MARKET FUNDS. The Fund will bear a portion of the expenses of any investment company whose shares they purchase, including operating costs and investment advisory, distribution and administration fees. These expenses would be in addition to the Fund's own expenses. The Fund may invest up to 10% of its assets in other investment companies and no more than 5% of its assets in any one investment company.

     The Fund may invest in CASH EQUIVALENTS, which are high-quality, short-term money market instruments including, among other things, commercial paper, bankers' acceptances and negotiable certificates of deposit of banks or savings and loan associations, short-term corporate obligations and short-term securities issued by, or guaranteed by, the U.S. Government and its agencies or instrumentalities. These instruments will be used primarily pending investment, to meet anticipated redemptions or as a temporary defensive measure. If the Fund is investing defensively, it may not be pursuing its investment objective.

     The Fund may purchase FIXED INCOME SECURITIES. Fixed Income Securities are securities which either pay interest at set times at either fixed or variable rates, or which realize a discount upon maturity. Fixed Income Securities include corporate bonds, debentures, notes and other similar corporate debt instruments, zero coupon bonds (discount debt obligations that do not make interest payments) and variable amount master demand notes that permit the amount of indebtedness to vary in addition to providing for periodic adjustments in the interest rate.

     The Fund may invest in LOWER-RATED DEBT SECURITIES. Lower-Rated Debt Securities are securities which are rated below investment grade by Standard & Poor's Ratings Service ("S&P"), Moody's Investors Service, Inc. ("Moody's") or other nationally recognized rating agency. Lower-Rated Debt Securities are considered riskier than investment grade securities. The Fund may invest up to 5% of its assets in lower-rated convertible securities, lower-rated corporate bonds or commercial paper. These high yield, high risk securities are commonly referred to as junk bonds.

     The Fund may purchase U.S. GOVERNMENT SECURITIES, which are securities issued by, or guaranteed by, the U.S. Government or its agencies or instrumentalities. Such securities include U.S. Treasury bills, which have initial maturities of less than one year, U.S. Treasury notes, which have initial maturities of one to ten years, U.S. Treasury bonds, which generally have initial maturities of greater than ten years, and obligations of the Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association.

     The Fund may invest up to 15% of the value of its net assets in ILLIQUID SECURITIES. Illiquid Securities are securities for which there is no ready market, which inhibits the ability to sell them and obtain their full market value, or which are legally restricted as to their resale by the Fund.

     The Fund may invest in ASSET-BACKED SECURITIES which include debt securities backed by mortgages, installment sales contracts and credit card receivables.

     The Fund may invest in STRIPPED SECURITIES which include participation in trusts that hold U.S. Treasury and agency securities which represent either the interest payments or principal payments on the securities or combinations of both.

     The Fund may invest in REAL ESTATE INVESTMENT TRUSTS ("REITS") which are companies, usually traded publicly, that manage a portfolio of real estate. Risks involved in such investments include vulnerability to decline in real estate prices and new construction rates.

     The Fund may make SHORT SALES of securities. A Short Sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When the Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may also sell securities that it owns or has the right to acquire at no additional cost but does not intend to deliver to the buyer, a practice known as selling short "against the box." See the SAI for more details.

     The Fund may BORROW MONEY in an amount up to 5% of its assets for temporary purposes and in an amount up to 33 1/3% of its assets to meet redemptions. This is a "fundamental" policy which only can be changed by shareholders.

     Under SEC regulations, the Fund may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities.

     The Fund is classified as a "diversified fund" which means that with respect to 75% of its assets, the Fund cannot invest more than 5% of its assets in a single (other than the U.S. Government and its agencies and instrumentalities). In addition, the Fund cannot invest more than 25% of its assets in a single issuer.

                    WHAT ARE THE RISKS OF INVESTING IN THE FUND?

     Investing in the Fund may be less risky than investing in individual stocks due to the diversification of investing in a portfolio of many different stocks; however, such diversification does not eliminate all risks.
 Because the Fund invests mostly in Equity Securities, rises and falls in the stock market in general, as well as in the value of particular Equity Securities held by the Fund, can affect the Fund's performance. Your investment in the Fund is not guaranteed. The net asset value of the Fund will change daily and you might not recoup the amount you invest in the Fund.

     Consistent with a long-term investment approach, investors in the Fund should be prepared and able to maintain their investments during periods of adverse market conditions. By itself, the Fund does not constitute a balanced investment program and there is no guarantee that the Fund will achieve its investment objective since there is uncertainty in every investment.

     A fund's risk is mostly dependent on the types of securities it purchases and its investment techniques. The Fund is authorized to use options, futures and forward foreign currency exchange contracts, which are types of derivative instruments. Derivative instruments are instruments that derive their value from a different underlying security, index or financial indicator. The use of derivative instruments exposes the Fund to additional risks and transaction costs. Risks inherent in the use of derivative instruments include: (1) the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities;
(4) inability to close out certain hedged positions to avoid adverse tax consequences; (5) the possible absence of a liquid secondary market for any particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (6) leverage risk, that is, the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund's initial investment in that instrument (in some cases, the potential loss is unlimited); and (7) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, which could leave the Fund worse off than if it had not entered into the position.

     Investing in the Fund, with its larger investment in Foreign Securities, may involve more risk than investing in a U.S. fund for the following reasons: (1) there may be less public information available about foreign companies than is available about U.S. companies; (2) foreign companies are not generally subject to the uniform accounting, auditing and financial reporting standards and practices applicable to U.S. companies; (3) foreign markets have less volume than U.S. markets, and the securities of some foreign companies are less liquid and more volatile than the securities of comparable U.S. companies; (4) there may be less government regulation of stock exchanges, brokers, listed companies and banks in foreign countries than in the United States; (5) the Fund may incur fees on currency exchanges when it changes investments from one country to another; (6) the Fund's foreign investments could be affected by expropriation, confiscatory taxation, nationalization of bank deposits, establishment of exchange controls, political or social instability or diplomatic developments;
(7) fluctuations in foreign exchange rates will affect the value of the Fund's portfolio securities, the value of dividends and interest earned, gains and losses realized on the sale of securities, net investment income and unrealized appreciation or depreciation of investments; and (8) possible imposition of dividend or interest withholding by a foreign country.

     Financial services companies are subject to extensive governmental regulation which may limit both the amount and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively impact the industry. Insurance companies may be subject to severe price competition. Legislation is currently being considered which would reduce the separation between commercial and investment banking businesses. If enacted this could significantly impact the industry and the Fund. The Fund may be riskier than a fund investing in a broader range of industries.

     Although securities of large and well-established companies in the financial services industry will be held in the Fund's portfolio, the Fund also will invest in medium, small and/or newly-public companies which may be subject to greater share price fluctuations and declining growth, particularly in the event of rapid changes in the industry and/or increased competition. Securities of those smaller and/or less seasoned companies may, therefore, expose shareholders of the Fund to above-average risk.

     To the extent that the Fund invests in illiquid securities, the Fund risks not being able to sell securities at the time and the price that it would like. The Fund may therefore have to lower the price, sell substitute securities or forego an investment opportunity, each of which might adversely affect the Fund.

     The risks of various investment techniques the Fund uses are described in more detail in the SAI.

                                    PERFORMANCE

                     HOW IS THE FUND'S PERFORMANCE CALCULATED?

     There are various ways in which the Fund may calculate and report its performance. Performance is calculated separately for each class of shares.

     One method is to show the Fund's total return. Cumulative total return is the percentage change in the value of an amount invested in a class of shares of the Fund over a stated period of time and takes into account reinvested dividends. Cumulative total return most closely reflects the actual performance of the Fund.

     Average annual total return refers to the average annual compounded rates of return over a specified period on an investment in shares of the Fund determined by comparing the initial amount invested to the ending redeemable value of the amount, taking into account reinvested dividends.

     The Fund may also publish its current yield. Yield is the net investment income generated by a share of the Fund during a 30-day period divided by the maximum offering price per share on the 30th day.

     You should be aware that (i) past performance does not indicate how the Fund will perform in the future; and (ii) the Fund's return and net asset value will fluctuate, so you cannot use the Fund's performance data to compare it to investments in certificates of deposit, savings accounts or other investments that provide a fixed or guaranteed yield.

     The Fund may compare its performance to that of other mutual funds, such as the performance of mutual funds reported by Lipper Analytical Services, Inc. or information reported in national financial publications such as MORNINGSTAR, INC., MONEY MAGAZINE, FORBES, BARRON'S, THE WALL STREET JOURNAL and THE NEW YORK TIMES, or in local or regional publications. The Fund may also compare its total return to broad-based indices. These indices show the value of selected portfolios of securities (assuming reinvestment of interest and dividends) which are not managed by a portfolio manager. The Fund may report how they are performing in comparison to the Consumer Price Index, an indication of inflation reported by the U.S. Government.

                        WHERE CAN I OBTAIN PERFORMANCE DATA?

     The WALL STREET JOURNAL and certain local newspapers report information on the performance of mutual funds. In addition, performance information is contained in the Fund's annual report dated June 30 of each year and semi-annual report dated December 31 of each year, which will automatically be mailed to shareholders. To obtain copies of financial reports or performance information, call (800) 438-5789.

                         PURCHASES AND EXCHANGES OF SHARES

    The following persons may purchase Class Y Shares:

    -  fiduciary and discretionary accounts of institutions

    - institutional investors (including: banks, savings institutions, credit unions and other financial institutions; corporations, foundations, partnerships, pension and profit sharing and employee benefit plans and trusts and insurance companies, investment companies, investment advisors and broker-dealers acting for their own accounts or for the accounts of institutional investors)

    - trustees, directors, officers and employees of Framlington, the Company and the Trust, the Advisor and the Distributor

    -  the Advisor's investment advisory clients

    -  family members of employees of the Advisor

     The Fund also has registered Class A, B, C and K Shares, which have different sales charges, expense levels and performance. Call (800) 438-5789 to obtain more information concerning the Fund's other classes of shares.

                          WHAT PRICE DO I PAY FOR SHARES?

     Class Y Shares are sold at the net asset value next determined by the Fund without any initial sales charge. You should be aware that broker-dealers (other than Fund's Distributor) may charge investors additional fees if shares are purchased through them.

     Except in certain limited circumstances, the Fund determines its net asset value ("NAV") on each day the New York Stock Exchange ("NYSE") is open for trading (a "Business Day") at the close of such trading (normally 4:00 p.m. Eastern time). The Fund calculates NAV separately for each class of shares. NAV is calculated by totaling the value of all of the assets of the Fund allocated to a particular class of shares, subtracting the Fund's liabilities and expenses charged to that class and dividing the result by the number of shares of that class outstanding.

                            WHEN CAN I PURCHASE SHARES?

     Shares of the Fund are sold on a continuous basis and can be purchased on any Business Day.

                      WHAT IS THE MINIMUM REQUIRED INVESTMENT?

     The minimum initial investment by fiduciary and discretionary accounts of institutions and institutional investors for Class Y Shares of the Fund is $500,000. Other types of investors are not subject to any minimum required investment.

                             HOW CAN I PURCHASE SHARES?

     You can purchase Class Y Shares in a number of different ways. You may place orders for Class Y Shares directly through the Distributor or the Transfer Agent or through arrangements with a financial institution.

     - THROUGH A FINANCIAL INSTITUTION. You may purchase shares through a financial institution through procedures established with that institution. Confirmations of share purchases will be sent to the institution.

     - BY MAIL. You may open an account by mailing a completed and signed Account Application Form and a check or other negotiable bank draft (payable to The Munder Funds) to: THE MUNDER FUNDS, C/O FIRST
        DATA INVESTOR SERVICES GROUP, P.O. BOX 5130, WESTBOROUGH, MASSACHUSETTS 01581-5130. You can obtain an Account
        Application Form by calling (800) 438-5789. For additional investments, send a letter stating the Fund and share class you wish to purchase, your name and your account number with a check for $50 or more to the address listed above.

     - BY WIRE. You may make additional investments in the Fund by wire. Wire instructions must state the Fund name, share class, your registered name and your account number. Your bank wire should be sent through the Federal Reserve Bank Wire System to:

               Boston Safe Deposit and Trust Company
               Boston, MA
               ABA # 011001234
               DDA # 16-798-3
               Account No.:

        Note that banks may charge fees for transmitting wires.

     - AUTOMATIC INVESTMENT PLAN ("AIP"). Under the AIP, you may arrange for periodic investments in the Fund through automatic deductions from a checking or savings account. To enroll in the AIP you should complete the AIP Application Form or call the Fund at (800) 438-5789. The minimum pre-authorized investment amount is $50. You may discontinue the AIP at any time. We may discontinue the AIP on 30 days' written notice to you.

     You will not be issued a share certificate, unless you request one in writing. We reserve the right to (i) reject any purchase order if, in our opinion, it is in the Fund's best interest to do so and (ii) suspend the offering of shares of any Class for any period of time. You may pay for shares of the Fund with securities which the Fund is allowed to hold, subject to approval by the Advisor.

     See the SAI for further information regarding purchases of the Fund's shares.

                             HOW CAN I EXCHANGE SHARES?

     You may exchange Class Y Shares of the Fund for Class Y
Shares of other funds of the Company, the Trust or Framlington based on their relative net asset values.

     You must meet the minimum purchase requirements for the fund of Framlington, the Company or the Trust that you purchase by exchange. You must pay any difference in sales charge at the time of the exchange. Please note that a share exchange is a taxable event and accordingly, you may realize a taxable gain or loss. Before making an exchange request, read the Prospectus of the fund you wish to purchase by exchange. You can obtain a Prospectus for any fund of Framlington, the Company and the Trust by contacting your broker or the Fund at (800) 438-5789. Brokers may charge a fee for handling exchanges.

     We may modify or terminate the exchange privilege at any time. You will be given notice of any material modifications except where notice is not required.

                               REDEMPTIONS OF SHARES

                    WHAT PRICE DO I RECEIVE FOR REDEEMED SHARES?

     The redemption price is the net asset value next determined after we receive the redemption request in proper order.

                             WHEN CAN I REDEEM SHARES?

     You can redeem shares on any Business Day, provided all required documents have been received by the Transfer Agent. The Fund may temporarily stop redeeming shares when the NYSE is closed or trading on the NYSE is restricted, when an emergency exists and the Fund cannot sell its assets or accurately determine the value of its assets or if the SEC orders the Fund to suspend redemptions.

                              HOW CAN I REDEEM SHARES?

     Redemption orders are effected at the net asset value per share next determined after receipt of the order by the Transfer Agent. Shares held by an institution on behalf of its Customers must be redeemed in accordance with instructions and limitations pertaining to the account at that institution.

  - INVOLUNTARY REDEMPTION. We may redeem your account if its value falls below $500 as a result of redemptions (but not as a result of a decline in net asset value). You will be notified in writing and allowed 60 days to increase the value of your account to the minimum investment level.

  - AUTOMATIC WITHDRAWAL PLAN ("AWP"). If you have an account value of $2,500 or more in the Fund, you may redeem shares on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $50.
      We usually process withdrawals on the 20th day of the month and promptly send you your redemption amount. You may enroll in the AWP by completing the AWP Application Form available through the Transfer Agent. To participate in the AWP you must have your dividends automatically reinvested and may not hold share certificates. You may change or cancel the AWP at any time upon notice to the Transfer Agent.

                      WHEN WILL I RECEIVE REDEMPTION AMOUNTS?

     If we receive a redemption order for the Fund before 4:00 p.m. (Eastern time) on a Business Day, we will normally wire payment to the redeeming institution on the next Business Day. We may delay wiring redemption proceeds for up to seven days if we feel an earlier payment would have a negative impact on the Fund.

                        STRUCTURE AND MANAGEMENT OF THE FUND

                            HOW IS THE FUND STRUCTURED?

     Framlington is an open-end management investment company, which is a mutual fund that sells and redeems shares every day that it is open for business. It is managed under the direction of its governing Board of Trustees, which is responsible for the overall management of Framlington and supervises the Fund's service providers. Framlington is a Massachusetts business trust .

                         WHO MANAGES AND SERVICES THE FUND?

     INVESTMENT ADVISOR. The Fund's investment advisor is Munder Capital Management, a Delaware general partnership with its principal offices at 480 Pierce Street, Birmingham, Michigan 48009. The principal partners of the Advisor are Old MCM, Inc. ("MCM"), Munder Group LLC and WAM Holdings, Inc. ("WAM"). MCM was founded in February 1985 as a Delaware corporation and was a registered investment advisor. WAM is an indirect, wholly-owned subsidiary of Comerica Incorporated ("Comerica"). Mr. Lee P. Munder, the Advisor's chairman, indirectly owns or controls approximately 45% and Comerica Incorporated owns or controls approximately 44% of the partnership interests in the Advisor. As of December 31, 1997, the Advisor and its affiliates had approximately $45 billion in assets under management, of which $22.2 billion were invested in equity securities, $9 billion were invested in money market or other short-term instruments, $9.3 billion were invested in other fixed income securities, and $4.5 billion in non-discretionary assets.

     The Advisor provides overall investment management services for the Fund. Framlington Overseas Investment Management Limited, the Fund's Sub-Advisor, provides research and credit analysis and is responsible for all purchases and sales of securities held by the Fund. The Sub-Advisor is an indirect subsidiary of Framlington Holdings Limited which is, in turn, owned 49% by the Advisor and 51% by Credit Commercial de France S.A., a French banking corporation listed on the Societe des Bourses Francaises.

     The Advisor is entitled to receive a fee at an annual rate equal to 0.75% of the average daily net assets of the Fund.

     The Advisor may, from time to time, make payments to banks, broker-dealers or other financial institutions for certain services to the Fund and/or their shareholders, including sub-administration, sub-transfer agency and shareholder servicing. The Advisor may make such payments out of its own resources and there are no additional costs to the Fund or their shareholders.

     The Sub-Advisor is entitled receive an advisory fee equal to one half of the fee paid to the Advisor by the Fund as compensation for its services as Sub-Advisor. The Advisor pays fees to the Sub-Advisor. The Fund pays no fees directly to the Sub-Advisor.

     The Sub-Advisor selects broker-dealers to execute portfolio transactions for the Fund based on best price and execution terms. The Sub-Advisor may consider as a factor the number of shares sold by the broker-dealer.

PERFORMANCE OF SUB-ADVISOR

     The table below contains certain performance information by the Sub-Advisor relating to a unit trust organized under the laws of the United Kingdom managed by the same personnel of the Sub-Advisor with similar investments objectives and policies to those of the Fund.

     The trust account performance is provided by Micropal, an independent research organization that is a recognized source of performance data in the UK unit trust industry. The data is U.S. dollar adjusted on the basis of exchange rates provided by Datastream using WM/Reuters closing rates. The performance figures are net of brokerage commissions, actual investment advisory fees and initial sales charge. The data assume the reinvestment of net income and capital gain distributions. The trust account returns are calculated using beginning offer and ending bid prices for periods ended December 31, 1997.

     You should not rely on the following performance data of the Sub-Advisor's client account as an indication of future performance of the Fund. It should be noted that the management of the Fund will be affected by regulatory requirements under the Investment Company Act of 1940 (the "1940 Act") and requirements of the Internal Revenue Code of 1986, as amended, to qualify as a regulated investment company.



    PERIOD ENDED                      U.K.             MICROPAL
  DECEMBER 31, 1997                FINANCIAL    UNIT TRUST INTERNATIONAL
  ------------------                 FUND             GROWTH INDEX
                                   ---------    ------------------------
1 Year..........................     25.31%              1.82%
3 Years.........................    111.59%             32.52%
5 Years.........................    179.61%             74.37%
10 Years........................    474.69%            134.95%
Inception on November 3, 1986...    502.99%            188.87%


     Performance for the Financial Fund trust account is calculated on an offer-bid basis; U.S. Dollar adjusted total return net of all management fees but not reflective of U.K. tax. Source: Micropal.

     Micropal Unit Trust International Growth Index performance shows total return in U.S. Dollars but does not reflect the deduction of fees, expenses and taxes. Source: Datastream.

     The Micropal Unit Trust International Growth Index is [to be completed].

     ADMINISTRATOR. State Street Bank and Trust Company ("State Street" or the "Administrator") is the Fund's administrator. The Administrator is located at 225 Franklin Street, Boston, Massachusetts 02110. The Administrator generally assists Framlington in all aspects of its administration and operations. As compensation for its services, State Street is entitled to receive fees, based on the aggregate daily net assets of the Fund and certain other investment portfolios that are advised by the Advisor for which it provides services, computed daily and payable monthly at the annual rate of 0.113% on the first $2.8 billion of net assets, plus 0.103% on the next $2.2 billion of net assets, plus 0.101% on the next $2.5 billion of net assets, plus 0.095% on the next $2.5 billion of net assets, plus 0.080% on the next $2.5 billion of net assets, plus 0.070% on all net assets in excess of $12.5 billion (with a $75,000 minimum fee per annum in the aggregate for all portfolios with respect to the Administrator).

     If the assets of the Framlington Funds do not exceed $120 million, the ultimate rate charged the Framlington Funds will be reduced by their pro-rata portion of the total fees if calculated at the rates of 0.062% of the first $2.8 billion of net assets, plus 0.052% of the next $2.2 billion of net assets, plus 0.050% of all net assets in excess of $5 billion.

     State Street has entered into a Sub-Administration Agreement with the Distributor under which the Distributor provides certain administrative services with respect to the Fund. State Street pays the Distributor a fee for these services out of its own resources at no cost to the Fund.

     TRANSFER AGENT. First Data Investor Services Group, Inc. is the Fund's Transfer Agent. The Transfer Agent is a wholly-owned subsidiary of First Data Corporation and is located at 53 State Street, Boston, Massachusetts 02109.

     CUSTODIAN. Comerica Bank (the "Custodian") whose principal business address is One Detroit Center, 500 Woodward Avenue, Detroit, Michigan 48226, provides custodial services to the Fund. No compensation is paid to the Custodian for such services. Comerica receives a fee of 0.01% of the aggregate average daily net assets of the Fund beneficially owned by Comerica and its customers for certain shareholder services provided by Comerica to the Fund. State Street also serves as Sub-Custodian to the Fund.

     DISTRIBUTOR. Funds Distributor, Inc. is the distributor of the Fund's shares and is located at 60 State Street, Suite 1300, Boston, Massachusetts 02109. It markets and sells the Fund's shares.

     For an additional description of the services performed by the Administrator, the Transfer Agent, the Custodian, the Sub-Custodian and the Distributor, see the SAI.

                        WHAT ARE MY RIGHTS AS A SHAREHOLDER?

     All shareholders have equal voting, liquidation and other rights. You are entitled to one vote for each share you hold and a fractional vote for each fraction of a share you hold. You will be asked to vote on matters affecting Framlington as a whole and affecting the Fund. You will not vote by Class unless expressly required by law or when the Trustees determine that the matter to be voted on affects only the interests of the holders of a particular class of shares. Framlington will not hold annual shareholder meetings, but special meetings may be held at the written request of shareholders owning more than 10% of outstanding shares for the purpose of removing a Trustee. Under Massachusetts law, it is possible that a shareholder may be liable for Framlington's obligations. If a shareholder were required to pay a debt of the Fund, however, Framlington has committed to reimburse the shareholder in full for their assets. The SAI contains more information regarding voting rights.

     As of the date of this Prospectus, Funds Distributor, Inc. has the right to vote a majority of the outstanding shares of the Fund and therefore it is considered to be a controlling person.

                         DIVIDENDS, DISTRIBUTIONS AND TAXES

                  WHEN WILL I RECEIVE DISTRIBUTIONS FROM THE FUND?

     As a shareholder, you are entitled to your share of net income and capital gains, if any, on the Fund's investments. The Fund passes its earnings along to its investors in the form of dividends. Dividend distributions are the dividends or interest earned on investments after expenses. The Fund pays dividends at least annually.

     The Fund's net realized capital gains (including net short-term capital gains), if any, are distributed at least annually.

     It is possible that the Fund may make a distribution in excess of the Fund's current and accumulated earnings and profits. You will treat such a distribution as a return of capital which is applied against and reduces your basis in your shares. To the extent that the amount of any such distribution exceeds your basis in your shares, you will treat the excess as gain from a sale or exchange of the shares.

                          HOW WILL DISTRIBUTIONS BE MADE?

     The Fund will pay dividend and capital gains distributions in additional shares of the same class of the Fund. If you wish to receive distributions in cash, either indicate this request on your Account Application Form or notify the Fund at (800) 438-5789.

             ARE THERE TAX IMPLICATIONS OF MY INVESTMENTS IN THE FUND?

     This section contains a brief summary of the tax implications of ownership in the Fund's shares. A more detailed discussion of Federal income tax considerations is contained in the SAI. You should consult your tax advisor regarding the impact of owning the Fund's shares on your own personal tax situation including the applicability of any state and local taxes.

     In general, as long as the Fund meets the requirements to qualify as a regulated investment company ("RIC") under Federal tax laws, it will not be subject to Federal income tax on its income and capital gains that it distributes in a timely manner to its shareholders. The Fund intends to qualify annually as a RIC. Even if it qualifies as a RIC, the Fund may still be liable for any excise tax on income that is not distributed in accordance with a calendar year requirement; the Fund intends to avoid the excise tax by making timely distributions.

     Generally, you will owe tax on the amounts distributed to you, regardless of whether you receive these amounts in cash or reinvest them in additional Fund shares. Shareholders not subject to tax on their income generally will not be required to pay any tax on amounts distributed to them.
 Federal income tax on distributions to an IRA or to a qualified retirement plan will generally be deferred.

     Capital gains derived from sales of portfolio securities held by the Fund will generally be designated as long-term or short-term. Distributions from the Fund's long-term capital gains are generally taxed at the long-term capital gains rates, regardless of how long you have owned shares in the Fund. Dividends derived from other sources are generally taxed as ordinary income.

     Dividends and capital gain distributions are generally taxable when you receive them; however, if a distribution is declared in October, November or December, but not paid until January of the following year, it will be considered to be paid on December 31 in the year in which it was declared. Shortly after the end of each year, you will receive from the Fund a statement of the amount and nature of the distributions made to you during the year.

     If you redeem, transfer or exchange Fund shares, you may have taxable gain or a loss. If you hold Fund shares for six months or less, and during that time you receive a capital gain dividend, any loss you realize on the sale of these Fund shares will be treated as a long-term loss to the extent of the earlier distribution.

     Dividends and certain interest income earned from foreign securities by the Fund may be subject to foreign withholding or other taxes. The Fund may be permitted to pass on to its shareholders the right to a credit or deduction for income or other tax credits earned from foreign investments and will do so if possible. These deductions or credits may be subject to tax law limitations.

     If the Fund invests in certain "passive foreign investment companies" ("PFICs"), it will be subject to Federal income tax (and possibly additional interest charges) on a portion of any "excess distribution" or gain from the disposition of such shares, even if it distributes such income to its shareholders. If the Fund elects to treat a PFIC as a "qualified electing fund" ("QEF") and the PFIC furnishes certain financial information in the required form to such Fund, the Fund will instead be required to include in income each year its allocable share of the ordinary earnings and net capital gains of the QEF, regardless of whether received, and such amounts will be subject to the various distribution requirements described above. The Fund may also elect to mitigate the tax effects of owning PFIC stock by making an annual mark-to-market election with respect to PFIC shares.

     More information about the tax treatment of distributions from the Fund and about other potential tax liabilities, including backup withholding for certain taxpayers and information about tax aspects of dispositions of shares of the Fund, is contained in the SAI. You should consult your tax advisor regarding the impact of owning Fund shares on your own personal tax situation, including the applicability of any state and local taxes.

                               ADDITIONAL INFORMATION

     SHAREHOLDER COMMUNICATIONS. You will receive unaudited Semi-Annual Reports and audited Annual Reports on a regular basis from the Fund. In addition, you will also receive updated Prospectuses or Supplements to this Prospectus. In order to eliminate duplicate mailings, the Fund will only send one copy of the above communications to (1) accounts with the same primary record owner, (2) joint tenant accounts, (3) tenant in common accounts and (4) accounts which have the same address.

                 MUNDER FRAMLINGTON GLOBAL FINANCIAL SERVICES FUND
                        STATEMENT OF ADDITIONAL INFORMATION

     Framlington was organized as a Massachusetts business trust on October 30, 1996.

     The Munder Framlington Global Financial Services Fund (the "Fund") is currently one of four series of shares of The Munder Framlington Funds Trust ("Framlington"), an open-end management investment company. The Fund's investment advisor is Munder Capital Management (the "Advisor").

     This Statement of Additional Information is intended to supplement the information provided to investors in the Fund's Prospectuses dated June___, 1998 and has been filed with the Securities and Exchange Commission (the "SEC") as part of Framlington's Registration Statement. This Statement of Additional Information is not a prospectus, and should be read only in conjunction with the Fund's Prospectuses dated June ___, 1998 (the "Prospectus"). The contents of this Statement of Additional Information are incorporated by reference in the Prospectuses in its entirety. A copy of each Prospectus may be obtained through Funds Distributor, Inc. (the "Distributor"), or by calling (800) 438-5789. This Statement of Additional Information is dated June____, 1998.

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

                                 TABLE OF CONTENTS


                                                                           Page
                                                                           ----

General..................................................................... 3
Fund Investments............................................................ 3
Investment Limitations...................................................... 17
Trustees and Officers....................................................... 18
Investment Advisory and Other Service Arrangements.......................... 23
Portfolio Transactions...................................................... 27
Additional Purchase and Redemption Information.............................. 29
Net Asset Value............................................................. 32
Performance Information..................................................... 32
Taxes....................................................................... 33
Additional Information Concerning Shares.................................... 39
Miscellaneous............................................................... 40
Registration Statement...................................................... 40
Appendix A.................................................................. 41
Appendix B.................................................................. 44

No person has been authorized to give any information or to make any representations not contained in this Statement of Additional Information or in each Prospectus in connection with the offering made by each Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund or the Distributor. The Prospectuses do not constitute an offering by the Fund or by the Distributor in any jurisdiction in which such offering may not lawfully be made.

                                     GENERAL



     As stated in each Prospectus, the investment advisor of the Fund is Munder Capital Management (the "Advisor"). The principal partners of the Advisor are Old MCM, Inc., Munder Group LLC, and WAM Holdings, Inc. ("WAM"). Mr. Lee P. Munder, the Advisor's Chairman, indirectly owns or controls approximately 45% and Comerica Incorporated owns or controls approximately 44% of the partnership interests of the Advisor. Capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectuses.

     Framlington Overseas Investment Management Limited (the "Sub-Advisor") serves as sub-advisor for the Fund. The Sub-Advisor is a subsidiary of Framlington Group Limited, incorporated in England and Wales which, through its subsidiaries, provides a wide range of investment services. Framlington Group Limited is a wholly owned subsidiary of Framlington Holdings Limited which is, in turn, owned 49% by the Advisor and 51% by Credit Commercial de France S.A., a French banking corporation listed on the Societe des Bourses Francaises.

                                  FUND INVESTMENTS

     The following supplements the information contained in the Prospectuses concerning the investment objective and policies of the Fund. The Fund's investment objective is a non-fundamental policy and may be changed without the authorization of the holders of a majority of the Fund's outstanding shares. All other investment policies other than those specifically designated as fundamental, are non-fundamental policies and may be changed without the authorization of the holders of a majority of the Fund's outstanding shares. There can be no assurance that the Fund will achieve its objective. A description of applicable credit ratings is set forth in Appendix A hereto.

     BORROWING. The Fund is authorized to borrow money in amounts up to 5% of the value of its total assets at the time of such borrowings for temporary purposes, and is authorized to borrow money in excess of the 5% limit as permitted by the Investment Company Act of 1940, as amended (the "1940 Act") to meet redemption requests. This borrowing may be unsecured. The 1940 Act requires the Fund to maintain continuous asset coverage of 300% of the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Borrowed funds are subject to interest costs that may or may not be offset by amounts earned on the borrowed funds. The Fund may also be required to maintain minimum average balance in connection with such borrowing or to pay a commitment or other fees to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. The Fund may, in connection with permissible borrowings, transfer as collateral, securities owned by the Fund.

     FOREIGN SECURITIES. Under normal market conditions, the Fund will invest at least 65% of its assets in securities of issuers located in at least three countries one of which may be the United States. The Fund may purchase foreign securities which are represented by American Depositary Receipts ("ADRs") listed on a domestic securities exchange or included in the NASDAQ National Market System, or foreign securities listed directly on a domestic securities exchange or included in the NASDAQ National Market System. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying foreign securities. Certain such institutions issuing ADRs may not be sponsored by the issuer. A non-sponsored depositary may not provide the same shareholder information that a sponsored depositary is required to provide under its contractual arrangements with the issuer.

     The Fund may also purchase Global Depositary Receipts ("GDRs") or European Depositary Receipts ("EDRs"), which are receipts issued by European financial institutions evidencing ownership of the underlying foreign securities.

     Income and gains on foreign securities may be subject to foreign withholding taxes. Investors should consider carefully the substantial risks involved in securities of companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments.

     There may be less publicly available information about foreign companies comparable to the reports and ratings published about companies in the United States. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. Foreign markets have substantially less volume than the New York Stock Exchange and securities of some foreign companies are less liquid and more volatile than securities of comparable United States companies. Commission rates in foreign countries, which are generally fixed rather than subject to negotiation as in the United States, are likely to be higher. In many foreign countries there is less government supervision and regulation of stock exchanges, brokers, and listed companies than in the United States. Such concerns are particularly heightened for emerging markets and Eastern European countries.

     Investments in companies domiciled in developing countries may be subject to potentially higher risks than investments in developed countries. These risks include (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict the Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interest;
(iv) foreign taxation; (v) the absence of developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in certain Eastern European countries, of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments in Eastern Europe may be slowed or reversed by unanticipated political or social events in such countries.

     Investments in Eastern European countries may involve risks of nationalization, expropriation and confiscatory taxation. The Communist governments of a number of East European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of such expropriation, the Fund could lose a substantial portion of any investments it has made in the affected countries. Further, no accounting standards exist in Eastern European countries. Finally, even though certain Eastern European currencies may be convertible into United States dollars, the conversion rates may be artificial to the actual market values and may be adverse to the Fund.

     The Sub-Advisor endeavors to buy and sell foreign currencies on as favorable a basis as practicable. Some price spread on currency exchange (to cover service charges) may be incurred, particularly when the Fund changes investments from one country to another or when proceeds of the sale of Fund shares in U.S. dollars are used for the purchase of securities in foreign countries. Also, some countries may adopt policies which would prevent the Fund from transferring cash out of the country or withhold portions of interest and dividends at the source. There is the possibility of expropriation, nationalization or confiscatory taxation, withholding and other foreign taxes on income or other amounts, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability or diplomatic developments that could affect investments in securities of issuers in foreign nations.

     The Fund may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations and by indigenous economic and political developments. Changes in foreign currency exchange rates will influence values within the Fund from the perspective of U.S. investors, and may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities, and net investment income and gains, if any, to be distributed to shareholders by the Fund. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. The Sub-Advisor will attempt to avoid unfavorable consequences and to take advantage of favorable developments in particular nations where, from time to time, it places the Fund's investments.

     The exercise of this flexible policy may include decisions to purchase securities with substantial risk characteristics and other decisions such as changing the emphasis on investments from one nation to another and from one type of security to another. Some of these decisions may later prove profitable and others may not. No assurance can be given that profits, if any, will exceed losses.

     FORWARD FOREIGN CURRENCY TRANSACTIONS. In order to protect against a possible loss on investments resulting from a decline or appreciation in the value of a particular foreign currency against the U.S. dollar or another foreign currency, the Fund is authorized to enter into forward foreign currency exchange contracts ("forward currency contracts"). These contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow the Fund to establish a rate of exchange for a future point in time.

     When entering into a contract for the purchase or sale of a security, the Fund may enter into a forward currency contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the U.S. dollar or other foreign currency.

     When the Sub-Advisor anticipates that a particular foreign currency may decline substantially relative to the U.S. dollar or other leading currencies, in order to reduce risk, the Fund may enter into a forward contract to sell, for a fixed amount, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency. Similarly, when the obligations held by the Fund create a short position in a foreign currency, the Fund may enter into a forward contract to buy, for a fixed amount, an amount of foreign currency approximating the short position. With respect to any forward foreign currency contract, it will not generally be possible to match precisely the amount covered by that contract and the value of the securities involved due to the changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. In addition, while forward contracts may offer protection from losses resulting from declines or appreciation in the value of a particular foreign currency, they also limit potential gains which might result from changes in the value of such currency. The Fund will also incur costs in connection with forward currency contracts and conversions of foreign currencies and U.S. dollars.

     A separate account consisting of cash or liquid securities equal to the amount of the Fund's assets that could be required to consummate forward contracts will be established with the Fund's Sub-Custodian except to the extent the contracts are otherwise "covered." For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or securities will be placed in the account daily so that the value of the account will equal the amount of such commitments by the Fund. A forward contract to sell a foreign currency is "covered" if the Fund owns the currency (or securities denominated in the currency) underlying the contract, or holds a forward contract (or call option) permitting the Fund to buy the same currency at a price no higher than the Fund's price to sell the currency. A forward contract to buy a foreign currency is "covered" if the Fund holds a forward contract (or put option) permitting the Fund to sell the same currency at a price as high as or higher than the Fund's price to buy the currency.

     FUTURES CONTRACTS AND RELATED OPTIONS. The Fund currently expects that it may purchase and sell futures contracts on interest-bearing securities or securities or bond indices, and may purchase and sell call and put options on futures contracts. For a detailed description of futures contracts and related options, see Appendix B to this Statement of Additional Information.

     ILLIQUID SECURITIES. The Fund may invest up to 15% of the value of its net assets (determined at time of acquisition) in securities which are illiquid. Illiquid securities would generally include securities for which there is a limited trading market, repurchase agreements and time deposits with notice/termination dates in excess of seven days, and certain securities which are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended (the "Act"). If, after the time of acquisition, events cause this limit to be exceeded, the Fund will take steps to reduce the aggregate amount of illiquid securities as soon as reasonably practicable in accordance with the policies of the SEC.

     The Fund may invest in commercial obligations issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Act ("Section 4(2) paper"). The Fund may also purchase securities that are not registered under the Act, but which can be sold to qualified institutional buyers in accordance with Rule 144A under the Act, ("Rule 144A securities"). Section 4(2) paper is restricted as to disposition under the Federal securities laws, and generally is sold to institutional investors who agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors through or with the assistance of the issuer or investment dealers which make a market in the Section 4(2) paper, thus providing liquidity.
Rule 144A securities generally must be sold only to other qualified institutional buyers. If a particular investment in Section 4(2) paper or Rule 144A securities is not determined to be liquid, that investment will be included within the Fund's limitation on investment in illiquid securities. The Sub-Advisor will determine the liquidity of such investments pursuant to guidelines established by Framlington's Board of Trustees. It is possible that unregistered securities purchased by the Fund in reliance upon Rule 144A could have the effect of increasing the level of the Fund's illiquidity to the extent that qualified institutional buyers become, for a period, uninterested in purchasing these securities.

     INVESTMENT COMPANY SECURITIES. The Fund may invest in securities issued by other investment companies. As a shareholder of another investment company, the Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the expenses the Fund bears directly in connection with its own operations. The Fund currently intends to limit its investments in securities issued by other investment companies so that, as determined immediately after a purchase of such securities is made: (i) not more than 5% of the value of the Fund's total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund.

     LENDING OF PORTFOLIO SECURITIES. To enhance the return on its portfolio, the Fund may lend securities in its portfolio (subject to a limit of 25% of the Fund's total assets) to securities firms and financial institutions, provided that each loan is secured continuously by collateral in the form of cash, high quality money market instruments or short-term U.S. Government securities adjusted daily to have a market value at least equal to the current market value of the securities loaned. These loans are terminable at any time, and the Fund will receive any interest or dividends paid on the loaned securities. In addition, it is anticipated that the Fund may share with the borrower some of the income received on the collateral for the loan or the Fund will be paid a premium for the loan. The risk in lending portfolio securities, as with other extensions of credit, consists of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. In determining whether the Fund will lend securities, the Sub-Advisor will consider all relevant facts and circumstances. The Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which the Sub-Sub-Advisor has determined are creditworthy under guidelines established by the Board of Trustees.

     LOWER-RATED SECURITIES. The Fund may invest up to 5% of its total assets in securities that are rated below investment grade by Standard & Poor's or Moody's. Such securities are also known as junk bonds. The yields on lower-rated debt and comparable unrated securities generally are higher than the yields available on higher-rated securities. However, investments in lower-rated debt and comparable unrated securities generally involve greater volatility of price and risk of loss of income and principal, including the possibility of default by or bankruptcy of the issuers of such securities. Lower-rated debt and comparable unrated securities (a) will likely have some quality and protective characteristics that, in the judgment of the rating organization, are outweighed by large uncertainties or major risk exposures to adverse conditions and (b) are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. Accordingly, it is possible that these types of factors could, in certain instances, reduce the value of securities held in the Fund's portfolio, with a commensurate effect on the value of the Fund's shares. Therefore, an investment in the Fund should not be considered as a complete investment program and may not be appropriate for all investors.

     While the market values of lower-rated debt and comparable unrated securities tend to react more to fluctuations in interest rate levels than the market values of higher-rated securities, the market values of certain lower rated debt and comparable unrated securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities. In addition, lower-rated debt securities and comparable unrated securities generally present a higher degree of credit risk. Issuers of lower-rated debt and comparable unrated securities often are highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater because lower-rated debt and comparable unrated securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. The Fund may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. The existence of limited markets for lower-rated debt and comparable unrated securities may diminish the Fund's ability to (a) obtain accurate market quotations for purposes of valuing such securities and calculating its net asset value and (b) sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in financial markets.

     Lower-rated debt securities and comparable unrated securities may have call or buy-back features that permit their issuers to call or repurchase the securities from their holders. If an issuer exercises these rights during periods of declining interest rates, the Fund may have to replace the security with a lower yielding security, thus resulting in a decreased return to the Fund.

     MONEY MARKET INSTRUMENTS. The Fund may invest from time to time in "money market instruments," a term that includes, among other things, bank obligations, commercial paper, variable amount master demand notes and corporate bonds with remaining maturities of 397 days or less.

     Bank obligations include bankers' acceptances, negotiable certificates of deposit and non-negotiable time deposits, including U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign banks or savings institutions. Although the Fund will invest in obligations of foreign banks or foreign branches of U.S. banks only where the Sub-Advisor deems the instrument to present minimal credit risks, such investments may nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks due to differences in political, regulatory and economic systems and conditions. All investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase.

     Investments by the Fund in commercial paper will consist of issues rated at the time A-1 and/or P-1 by Standard & Poor's Rating Service, a division of McGraw-Hill Companies, Inc. ("S&P") or Moody's Investor Services, Inc. ("Moody's"). In addition, the Fund may acquire unrated commercial paper and corporate bonds that are determined by the Sub-Advisor at the time of purchase to be of comparable quality to rated instruments that may be acquired by the Fund as previously described.

     The Fund may also purchase variable amount master demand notes which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Although the notes are not normally traded and there may be no secondary market in the notes, the Fund may demand payment of the principal of the instrument at any time. The notes are not typically rated by credit rating agencies, but issuers of variable amount master demand notes must satisfy the same criteria as set forth above for issuers of commercial paper. If an issuer of a variable amount master demand note defaulted on its payment obligation, the Fund might be unable to dispose of the note because of the absence of a secondary market and might, for this or other reasons, suffer a loss to the extent of the default. The Fund invests in variable amount master notes only when the Sub-Advisor deems the investment to involve minimal credit risk.

     NON-DOMESTIC BANK OBLIGATIONS. Non-domestic bank obligations include Eurodollar Certificates of Deposit ("ECDs"), which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Eurodollar Time Deposits ("ETDs"), which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank; Canadian Time Deposits ("CTDs"), which are essentially the same as ETDs except they are issued by Canadian offices of major Canadian banks; Schedule Bs, which are obligations issued by Canadian branches of foreign or domestic banks; Yankee Certificates of Deposit (Yankee CDs"), which are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the United States; and Yankee Bankers' Acceptances ("Yankee BAs"), which are U.S. dollar-denominated bankers' Acceptances issued by a U.S. branch of a foreign bank and held in the United States.

     OPTIONS. The Fund may write covered call options, buy put options, buy call options and write secured put options in an amount not exceeding 5% of its net assets. Such options may relate to particular securities and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. Options trading is a highly specialized activity which entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves. For risks associated with options on foreign currencies, see Appendix B to this Statement of Additional Information.

     A call option for a particular security gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligations under the option contract. A put option for a particular security gives the purchaser the right to sell the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

     The writer of an option that wished to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." The cost of such a closing purchase plus transaction costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in the transaction. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

     Effecting a closing transaction in the case of a written call option will permit the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both, or in the case of a written put option, will permit the Fund to write another put option to the extent that the exercise price thereof is secured by deposited cash or short-term securities. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other Fund investments. If the Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

     The Fund may write options in connection with buy-and-write transactions; that is, the Fund may purchase a security and then write a call option against that security. The exercise price of the call the Fund determines to write will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is written. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, the Fund's maximum gain will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between the Fund's purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset in part, or entirely, by the premium received.

     In the case of a call option on a security, the option is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as are held in a segregated account by its custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if the Fund maintains with its Sub-Custodian cash or cash equivalents equal to the contract value. A call option is also covered if the Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written provided the difference is maintained by the portfolio in cash or cash equivalents in a segregated account with its custodian. The Fund will limit its investment in uncovered call options purchased or written by the Fund to 33 1/3% of the Fund's total assets. The Fund will write put options only if they are "secured" by cash or liquid securities maintained in a segregated account by the Fund's sub-custodian in an amount not less than the exercise price of the option at all times during the option period.

     The writing of covered put options is similar in terms of risk/return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and the Fund's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, the Fund may elect to close the position or take delivery of the security at the exercise price and the Fund's return will be the premium received from the put option minus the amount by which the market price of the security is below the exercise price.

     The Fund may purchase put options to hedge against a decline in the value of its portfolio. By using put options in this way, the Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction
costs.   The Fund may purchase call options to hedge against an increase in the price of securities that it anticipates purchasing in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Fund.

     When the Fund purchases an option, the premium paid by it is recorded as an asset of the Fund. When the Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund's statement of assets and liabilities as a deferred credit. The amount of this asset or deferred credit will be subsequently marked-to-market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option purchased by the Fund expires unexercised, the Fund realizes a loss equal to the premium paid. If the Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by the Fund expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option written by the Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

     There are several risks associated with transactions in options on securities and indices. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. An option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security (in the case of a covered call option) or liquidate the segregated account (in the case of a secured put option) until the option expires or the optioned security is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline or appreciation in the security during such period.

     There is no assurance that the Fund will be able to close an unlisted option position. Furthermore, unlisted options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation, which performs the obligations of its members who fail to do so in connection with the purchase or sale of options.

     In addition, a liquid secondary market for particular options, whether traded over-the-counter or on a national securities exchange ("Exchange") may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an Exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an Exchange; the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading value; or one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

     Currency transactions, including options on currencies and currency futures, are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as the incurring of transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.

     REPURCHASE AGREEMENTS. The Fund may agree to purchase securities from financial institutions such as member banks of the Federal Reserve System, any foreign bank or any domestic or foreign broker/dealer that is recognized as a reporting government securities dealer, subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The Sub-Advisor will review and continuously monitor the creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain liquid assets in a segregated account in an amount that is greater than the repurchase price. Default by, or bankruptcy of the seller would, however, expose the Fund to possible loss because of adverse market action or delays in connection with the disposition of underlying obligations.

     The repurchase price under the repurchase agreements described in the Prospectuses generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement).

     Securities subject to repurchase agreements will be held by Framlington's Custodian in the Federal Reserve/Treasury book-entry system or by another authorized securities depositary. Repurchase agreements are considered to be loans by the Fund under the 1940 Act.

     REVERSE REPURCHASE AGREEMENTS. The Fund may borrow funds for temporary or emergency purposes by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price ("reverse repurchase agreements"). Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price. The Fund will pay interest on amounts obtained pursuant to a reverse repurchase agreement. While reverse repurchase agreements are outstanding, the Fund will maintain in a segregated account, cash, U.S. Government securities or other liquid high-grade securities of an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.

     RIGHTS AND WARRANTS. As stated in its Prospectuses, the Fund may purchase warrants, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. Subscription rights normally have a short life span to expiration. The purchase of warrants involves the risk that the

Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant's expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

     STOCK INDEX FUTURES, OPTIONS ON STOCK AND BOND INDICES AND OPTIONS ON STOCK INDEX FUTURE CONTRACTS. The Fund may purchase and sell stock index futures, options on stock and bond indices and options on stock index futures contracts as a hedge against movements in the equity and bond markets.

     A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of securities is made.

     Options on stock indices are similar to options on specific securities, described above, except that, rather than the right to take or make delivery of the specific security at a specific price, an option on a stock index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of that stock index is greater than, in the case of a call option, or less than, in the case of a put option, the exercise price of the option. This amount of cash is equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike options on specific securities, all settlements of options on stock indices are in cash, and gain or loss depends on general movements in the stocks included in the index rather than price movements in particular stocks.

     If the Sub-Advisor expects general stock or bond market prices to rise, it might purchase a stock index futures contract, or a call option on that index, as a hedge against an increase in prices of particular securities it ultimately wants to buy. If in fact the index does rise, the price of the particular securities intended to be purchased may also increase, but that increase would be offset in part by the increase in the value of the Fund's futures contract or index option resulting from the increase in the index. If, on the other hand, the Sub-Advisor expects general stock or bond market prices to decline, it might sell a futures contract, or purchase a put option, on the index. If that index does in fact decline, the value of some or all of the securities in the Fund's portfolio may also be expected to decline, but that decrease would be offset in part by the increase in the value of the Fund's position in such futures contract or put option.

     The Fund may purchase and write call and put options on stock or bond index futures contracts. The Fund may use such options on futures contracts in connection with its hedging strategies in lieu of purchasing and selling the underlying futures or purchasing and writing options directly on the underlying securities or indices. For example, the Fund may purchase put options or write call options on stock and bond index futures, rather than selling futures contracts, in anticipation of a decline in general stock or bond market prices or purchase call options or write put options on stock or bond index futures, rather than purchasing such futures, to hedge against possible increases in the price of securities which the Fund intends to purchase.

     In connection with transactions in stock or bond index futures, stock or bond index options and options on stock index or bond futures, the Fund will be required to deposit as "initial margin" an amount of cash and short-term U.S. Government securities equal to from 5% to 8% of the contract amount. Thereafter, subsequent payments (referred to as "variation margin") are made to and from the broker to reflect changes in the value of the option or futures contract. The Fund may not at any time commit more than 5% of its total assets to initial margin deposits on futures contracts, index options and options on futures contracts.

     STRIPPED SECURITIES. The Fund may acquire U.S. Government obligations and their unmatured interest coupons that have been separated ("stripped") by their holder, typically a custodian bank or investment brokerage firm.
Having separated the interest coupons from the underlying principal of the U.S. Government obligations, the holder will resell the stripped securities in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRs") and "Certificate of Accrual on Treasury Securities" ("CATS"). The stripped coupons are sold separately from the underlying principal, which is usually sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are ostensibly owned by the bearer or holder), in trust on behalf of the owners. Counsel to the underwriters of these certificates or other evidences of ownership of U.S. Treasury securities have stated that, in their opinion, purchasers of the stripped securities most likely will be deemed the beneficial holders of the underlying U.S. Government obligations for federal tax and securities purposes. The Trust is not aware of any binding legislative, judicial or administrative authority on this issue.

     Only instruments which are stripped by the issuing agency will be considered U.S. Government obligations. Securities such as CATS and TIGRs which are stripped by their holder do not qualify as U.S. Government obligations.

     Within the past several years the Treasury Department has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and principal payments on Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." Under the STRIPS program, a Fund is able to have its beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

     In addition, the Fund may invest in stripped mortgage-backed securities ("SMBS"), which represent beneficial ownership interests in the principal distributions and/or the interest distributions on mortgage assets. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. One type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most common case, one class of SMBS will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). SMBS may be issued by FNMA or FHLMC.

     The original principal amount, if any, of each SMBS class represents the amount payable to the holder thereof over the life of such SMBS class from principal distributions of the underlying mortgage assets, which will be zero in the case of an IO class. Interest distributions allocable to a class of SMBS, if any, consist of interest at a specific rate of its principal amount, if any, or its notional principal amount in the case of an IO class. The notional principal amount is used solely for purposes of the determination of interest distributions and certain other rights of holders of such IO class and does not represent an interest in principal distributions of the mortgage assets.

     Yield on SMBS will be extremely sensitive to the prepayment experience on the underlying mortgage loans, and there are other associated risks. For IO classes of SMBS and SMBS that were purchased at prices exceeding their principal amounts there is a risk that the Fund may not fully recover its initial investment.

     The determination of whether a particular government-issued IO or PO backed by fixed-rate mortgages is liquid may be made under guidelines and standards established by the Board of Trustees. Such securities may be deemed liquid if they can be disposed of promptly in the ordinary course of business at a value reasonable close to that used in the calculation of the Fund's net asset value per share.

     SUPRANATIONAL BANK OBLIGATIONS. Supranational banks are international banking institutions designed or supported by national governments to promote economic reconstruction, development or trade between nations (e.g., The World Bank). Obligations of supranational banks may be supported by appropriated but unpaid commitments of their member countries and there is no assurance these commitments will be undertaken or met in the future.

     U.S. GOVERNMENT OBLIGATIONS. The Fund may purchase obligations issued or guaranteed by the U.S. Government and U.S. Government agencies and instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Treasury.
 Others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the U.S. Treasury; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the agency or instrumentality issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to U.S. government-sponsored instrumentalities if it is not obligated to do so by law. Examples of the types of U.S. Government obligations that may be acquired by the Funds include U.S. Treasury Bills, Treasury Notes and Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Federal National Mortgage Association, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks and Maritime Administration.

     VARIABLE AND FLOATING RATE INSTRUMENTS. Debt instruments may be structured to have variable or floating interest rates. Variable and floating rate obligations purchased by the Fund may have stated maturities in excess of the Fund's maturity limitation if the Fund can demand payment of the principal of the instrument at least once during such period on not more than thirty days' notice (this demand feature is not required if the instrument is guaranteed by the U.S. Government or an agency thereof). These instruments may include variable amount master demand notes that permit the indebtedness to vary in addition to providing for periodic adjustments in the interest rates. The Sub-Advisor will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instrument is subject to a demand feature, will continuously monitor their financial ability to meet payment on demand. Where necessary to ensure that a variable or floating rate instrument is equivalent to the quality standards applicable to the Fund, the issuer's obligation to pay the principal of the instrument will be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend.

     In determining average weighted portfolio maturity of the Fund, an instrument will usually be deemed to have a maturity equal to the longer of the period remaining until the next interest rate adjustment or the time the Fund involved can recover payment of principal as specified in the instrument. Variable rate U.S. Government obligations held by the Fund, however, will be deemed to have maturities equal to the period remaining until the next interest rate adjustment.

     The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and the Fund could suffer a loss if the issuer defaulted or during periods that the Fund is not entitled to exercise its demand rights.

     Variable and floating rate instruments held by the Fund will be subject to the Fund's limitation on illiquid investments when the Fund may not demand payment of the principal amount within seven days absent a reliable trading market.

     WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS (DELAYED-DELIVERY TRANSACTIONS). When-issued purchases and forward commitments (delayed-delivery transactions) are commitments by the Fund to purchase or sell particular securities with payment and delivery to occur at a future date (perhaps one or two months later). These transactions permit the Fund to lock-in a price or yield on a security, regardless of future changes in interest rates.

     When the Fund agrees to purchase securities on a when-issued or forward commitment basis, the Fund will segregate cash or liquid portfolio securities equal to the amount of the commitment. Normally, the Fund will segregate portfolio securities to satisfy a purchase commitment, and in such a case the Fund may be required subsequently segregate additional assets in order to ensure that the value of the account remains equal to the amount of the Fund's commitments. It may be expected that the market value of the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because the Fund's liquidity and ability to manage its portfolio might be affected when it sets aside cash or portfolio securities to cover such purchase commitments, the Sub-Advisor expects that its commitments to purchase when-issued securities and forward commitments will not exceed 25% of the value of the Fund's total assets absent unusual market conditions.

     The Fund will purchase securities on a when-issued or forward commitment basis only with the intention of completing the transaction and actually purchasing the securities. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund may realize a taxable capital gain or loss.

     When the Fund engages in when-issued and forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

     The market value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their market value, are taken into account when determining the market value of the Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

     REAL ESTATE SECURITIES. The Fund may invest in shares of real estate investment trusts ("REITs"). REITs pool investors' funds for investment primarily in income producing real estate loans or interests. A REIT is not taxed on income distributed to shareholders if it complies with several requirements relating to its organization, ownership, assets, and income and a requirement that it distribute to its shareholders at least 95% of its taxable income (other than net capital gains) for each taxable year. REITs can generally be classified as Equity REIT's, Mortgage REITs and Hybrid REITs. Equity REITs and Mortgage REITs, which invest the majority of their assets directly in real property, derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs, which invest the majority of their assets in real estate mortgages, derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity REITs and Mortgage REITs. The Fund will not invest in real estate directly, but only in securities issued by real estate companies.

     In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, Equity and Mortgage REITs could possibly fail to qualify for the beneficial tax treatment available to real estate investment trusts under the Internal Revenue Code of 1986, as amended (the "Code") or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrowers or a lessee's ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgage or lessor and may incur substantial costs associated with protecting investments.

     SHORT SALES.   The Fund may make Short Sales of securities.  A short
sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When the Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may also sell securities that it owns or has the right to acquire at no additional cost but does not intend to deliver to the buyer, a practice known as selling short "against-the-box." The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any payments received on such borrowed securities. The Fund's obligation to replace the borrowed security will be secured by collateral deposited with the broker-dealer, usually cash, U.S. Government securities or other highly liquid securities similar to those borrowed. The Fund will also be required to deposit similar collateral with its Sub-Custodian to the extent necessary so that the value of both collateral deposits in the aggregate is at all time equal to at least 100% of the current market value of the security sold short. Depending on arrangements made with the broker-dealer from which it borrowed the security regarding payment over any received by the Fund on such security, the Fund may not receive any payments (including interest) on its collateral deposited with such broker-dealer.

     If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain is limited to the price at which it sold the security short, its potential loss is theoretically unlimited.

     YIELDS AND RATINGS. The yields on certain obligations, including the money market instruments in which the Fund may invest (such as commercial paper and bank obligations), are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of S&P, Moody's, Duff & Phelps Credit Rating Co., Thomson Bank Watch, Inc., and other nationally recognized statistical NRSROs represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices.

     OTHER. Subsequent to its purchase by the Fund, a rated security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Board of Trustees or the Sub-Advisor, pursuant to guidelines established by the Board, will consider such an event in determining whether the Fund should continue to hold the security in accordance with the interests of the Fund and applicable regulations of the SEC.

     It is possible that unregistered securities purchased by the Fund in reliance upon Rule 144A under the Securities Act of 1933, as amended, could have the effect of increasing the level of the Fund's illiquidity to the extent that qualified institutional buyers become, for a period, uninterested in purchasing these securities.

                               INVESTMENT LIMITATIONS

     The Fund is subject to the investment limitations enumerated in this section which may be changed only by a vote of the holders of a majority of the Fund's outstanding shares (as defined under "Miscellaneous - Shareholder Approvals").

     The Fund may not:

     1. Purchase securities (except U.S. Government securities) if more than 5% of its total assets will be invested in the securities of any one issuer, except that up to 25% of the assets of the Fund may be invested without regard to this 5% limitation;

     2. Invest 25% or more of its total assets in securities issued by one or more issuers conducting their principal business activities in the same industry (except that the Fund will invest more than 25% of its total assets in securities of issuers conducting their principal business activities in the financial services industry);

     3. Borrow money or enter into reverse repurchase agreements except that the Fund may (i) borrow money or enter into reverse repurchase agreements for temporary purposes in amounts not exceeding 5% of its total assets and (ii) borrow money for the purpose of meeting redemption requests, in amounts (when aggregated with amounts borrowed under clause (i)) not exceeding 33 1/3% of its total assets;

     4. Pledge, mortgage or hypothecate its assets other than to secure borrowings permitted by restriction 3 above (collateral arrangements with respect to margin requirements for options and futures transactions are not deemed to be pledges or hypothecations for this purpose);

     5. Make loans of securities to other persons in excess of 25% of the Fund's total assets; provided the Fund may invest without limitation in short-term debt obligations (including repurchase agreements) and publicly distributed debt obligations;

     6. Underwrite securities of other issuers, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, in selling portfolio securities;

     7. Purchase or sell real estate or any interest therein, including interests in real estate limited partnerships, except securities issued by companies (including real estate investment trusts) that invest in real estate or interests therein;

     8. Purchase securities on margin, [or make short sales of securities], except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities, but the Fund may make margin deposits in connection with transactions in options, futures and options on futures;

     9.   Make investments for the purpose of exercising control or management;

     10. Invest in commodities or commodity futures contracts, provided that this limitation shall not prohibit the purchase or sale by the Fund of forward foreign currency exchange contracts, financial futures contracts and options on financial futures contracts, foreign currency contracts, and options on securities, foreign currencies and securities indices, as permitted by the Fund's Prospectuses; or

     11.  Issue senior securities, except as permitted by the 1940 Act.

     Additional investment restrictions adopted by the Fund, which may be changed by the Board of Trustees, provide that the Fund may not:

     1.   Invest more than 15% of its net assets in illiquid securities;

     2. Own more than 10% (taken at market value at the time of purchase) of the outstanding voting securities of any single issuer; or

     3. Invest in other investment companies except as permitted under the 1940 Act.


     If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of the Fund's investments will not constitute a violation of such limitation, except that any borrowing by the Fund that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act (currently three days). Otherwise, the Fund may continue to hold a security even though it causes the Fund to exceed a percentage limitation because of fluctuation in the value of the Fund's assets.

                               TRUSTEES AND OFFICERS

     The trustees and executive officers of Framlington, and their business addresses and principal occupations during the past five years, are:

                                                      PRINCIPAL OCCUPATION
 NAME, ADDRESS AND AGE     POSITION WITH FRAMLINGTON  DURING PAST FIVE YEARS
 ---------------------     -------------------------  ----------------------
 Charles W. Elliott        Chairman of the Board of   Senior Advisor to the
 3338 Bronson Boulevard    Trustees                   President - Western
 Kalamazoo, MI  49008                                 Michigan University since
 Age:  65                                             July 1995; Executive Vice
                                                      President -
                                                      Administration & Chief
                                                      Financial Officer,
                                                      Kellogg Company from
                                                      January 1987 through June
                                                      1995; before that Price
                                                      Waterhouse.  Board of
                                                      Directors, Steelcase
                                                      Financial Corporation.

 John Rakolta, Jr.         Trustee and Vice Chairman  Chairman and Chief
 1876 Rathmor              of the Board of Trustees   Executive Officer,
 Bloomfield Hills, MI                                 Walbridge Aldinger
 48304                                                Company (construction
 Age:  50                                             company).


                                                      PRINCIPAL OCCUPATION
 NAME, ADDRESS AND AGE     POSITION WITH FRAMLINGTON  DURING PAST FIVE YEARS
 ---------------------     -------------------------  ----------------------

 Thomas B. Bender          Trustee                    Investment Advisor,
 7 Wood Ridge Road                                    Financial & Investment
 Glen Arbor, MI 49636                                 Management Group (since
 Age:  64                                             April, 1991); Vice
                                                      President Institutional
                                                      Sales, Kidder, Peabody &
                                                      Co. (Retired April,
                                                      1991); Trustee, Vining
                                                      Real Estate Investment
                                                      Trust.

 David J. Brophy           Trustee                    Professor, University of
 1025 Martin Place                                    Michigan; Director, River
 Ann Arbor, MI 48104                                  Place Financial Corp.
 Age:  61

 Dr. Joseph E. Champagne   Trustee                    Dean, University Center,
 319 East Snell Road                                  Macomb College since
 Rochester, MI  48306                                 September 1997; Corporate
 Age:  59                                             and Executive Consultant
                                                      since September 1995;
                                                      prior to that Chancellor,
                                                      Lamar University from
                                                      September 1994 until
                                                      September 1995; before
                                                      that Consultant to
                                                      Management; President and
                                                      Chief Executive Officer,
                                                      Crittenton Corporation
                                                      (holding company that
                                                      owns healthcare
                                                      facilities) and
                                                      Crittenton Development
                                                      Corporation until August
                                                      1993; before that
                                                      President Oakland
                                                      University of Rochester,
                                                      MI, until August 1991;
                                                      Chairman, Board of
                                                      Directors, Ross Controls
                                                      of Troy, MI.

 Thomas D. Eckert          Trustee                    President and Chief
 10726 Falls Pointe Drive                             Executive Officer,
 Great Falls, VA 22066                                Capital Automotive REIT
 Age:  50                                             from November 1997 to
                                                      present (real estate
                                                      investment trust
                                                      specializing in retail
                                                      automotive properties);
                                                      prior to that President
                                                      and COO, Mid-Atlantic
                                                      Group of Pulte Home
                                                      Corporation (developer of
                                                      residential land and
                                                      construction of housing
                                                      units) from 1983 until
                                                      1997.


                                                      PRINCIPAL OCCUPATION
 NAME, ADDRESS AND AGE     POSITION WITH FRAMLINGTON  DURING PAST FIVE YEARS
 ---------------------     -------------------------  ----------------------

 Lee P. Munder*            Trustee and President      Chairman of the Advisor
 480 Pierce Street                                    since February 1998;
 Suite 300                                            Chief Executive Officer
 Birmingham, MI 48009                                 of World Asset Management
 Age:  52                                             since January 1995; Chief
                                                      Executive Officer of Old
                                                      MCM (predecessor of
                                                      Advisor) since 1985; and
                                                      Director, LPM Investment
                                                      Services, Inc. ("LPM").

 Terry H. Gardner          Vice President, Chief      Vice President and Chief
 480 Pierce Street         Financial Officer and      Financial Officer of the
 Suite 300                 Treasurer                  Advisor, and Chief
 Birmingham, MI 48009                                 Financial Officer of Old
 Age:  37                                             MCM (February 1993 to
                                                      present); Secretary of
                                                      LPM.

 Paul Tobias               Vice President             Chief Executive Officer
 480 Pierce Street                                    of the Advisor (since
 Birmingham, MI 48009                                 February 1998); Chief
 Suite 300                                            Operating Officer of the
 Age:  45                                             Advisor; Executive Vice
                                                      President (April 1995-
                                                      February 1998); and
                                                      Executive Vice President
                                                      of Comerica, Inc.

 Gerald Seizert            Vice President             Chief Executive Officer
 480 Pierce Street                                    of the Advisor (since
 Suite 300                                            February 1998); Chief
 Birmingham, MI 48009                                 Investment
 Age:  45                                             Officer/Equities of the
                                                      Advisor; Executive Vice
                                                      President (April 1995-
                                                      February 1998); Managing
                                                      Director (1991-1995),
                                                      Director (1992-1995) and
                                                      Vice President (1984-
                                                      1991) of Loomis, Sayles
                                                      and Company, L.P.

 Elyse G. Essick           Vice President             Vice President and
 480 Pierce Street                                    Director of Marketing for
 Suite 300                                            the Advisor; Vice
 Birmingham, MI 48009                                 President and Director of
 Age:  38                                             Client Services of Old
                                                      MCM (August 1988 to
                                                      December 1994).

 James C. Robinson         Vice President             Vice President and Chief
 480 Pierce Street                                    Investment Officer/Fixed
 Suite 300                                            Income for the Advisor;
 Birmingham, MI 48009                                 Vice President and
 Age:  35                                             Director of Fixed Income
                                                      of Old MCM (1987-1994).

                                                      PRINCIPAL OCCUPATION
 NAME, ADDRESS AND AGE     POSITION WITH FRAMLINGTON  DURING PAST FIVE YEARS
 ---------------------     -------------------------  ----------------------

 Leonard J. Barr, II       Vice President             Vice President and
 480 Pierce Street                                    Director of Core Equity
 Suite 300                                            Research of the Advisor;
 Birmingham, MI 48009                                 Director and Senior Vice
 Age:  52                                             President of Old MCM
                                                      (since 1988); Director of
                                                      LPM.

 Lisa A. Rosen             Secretary, Assistant       General Counsel of the
 480 Pierce Street         Treasurer                  Advisor (since May 1996);
 Suite 300                                            formerly Counsel, First
 Birmingham, MI 48009                                 Data Investor Services
 Age:  30                                             Group, Inc.; Assistant
                                                      Vice President and
                                                      Counsel with The Boston
                                                      Company Advisors, Inc.;
                                                      Associate with Hutchins,
                                                      Wheeler & Dittmar.

 Ann F. Putallaz           Vice President             Vice President and
 480 Pierce Street                                    Director of Fiduciary
 Suite 300                                            Services of the Advisor
 Birmingham, MI 48009                                 (since January 1995);
 Age:  51                                             Director of Client and
                                                      Marketing Services of
                                                      Woodbridge.

 Therese Hogan             Assistant Secretary        Director, State
 53 State Street                                      Regulation Department,
 Boston, MA 02109                                     First Data Investor
 Age: 36                                              Services Group (June
                                                      1994-present); formerly
                                                      Senior Legal Assistant,
                                                      Palmer & Dodge (October
                                                      1993-June 1994); Blue Sky
                                                      Paralegal, Robinson &
                                                      Cole (February 1984-
                                                      October 1993).


* "Interested Person" of Framlington, as defined in the 1940 Act.

     Trustees of Framlington and The Munder Funds Trust (the "Trust") and the Directors of the Munder Funds, Inc. (the "Company") and St. Clair Funds, Inc. ("St. Clair") receive an aggregate fee from the Company, the Trust, Framlington and St. Clair for services on those organizations' respective Boards comprised of an annual retainer fee of $20,000 and a fee of $1,500 for each Board meeting attended, and are reimbursed for all out-of-pocket expenses relating to attendance at meetings.

     The following table summarizes the compensation paid by Framlington, the Trust, the Company and St. Clair, to their respective Trustees/Directors for the year ended June 30, 1997.



                           AGGREGATE       PENSION
                         COMPENSATION    RETIREMENT
                           FROM THE        BENEFITS    ESTIMATED
                         COMPANY, THE      ACCRUED       ANNUAL
        NAME OF        TRUST, ST. CLAIR   AS PART OF    BENEFITS    TOTAL FROM
         PERSON              AND             FUND        UPON        THE FUND
      AND POSITION       FRAMLINGTON       EXPENSES    RETIREMENT    COMPLEX
      ------------     ----------------  ------------  ----------   ----------
 Charles W. Elliott         $20,000          None         None       $20,000
 Chairman

 John Rakolta, Jr.          $18,500          None         None       $18,500
 Vice Chairman

 Thomas B. Bender           $20,000          None         None       $20,000
 Trustee and Director

 David J. Brophy            $20,000          None         None       $20,000
 Trustee and Director

 Dr. Joseph E.              $20,000          None         None       $20,000
 Champagne
 Trustee and Director

 Thomas D. Eckert           $20,000          None         None       $20,000
 Trustee and Director


     No officer, Trustee or employee of the Advisor, Comerica Incorporated ("Comerica"), the Sub-Custodian, the Distributor, the Administrator or the Transfer Agent currently receives any compensation from the Company, the Trust, St. Clair or Framlington. As of March 20, 1998, the Trustees and Officers of Framlington, as a group, owned less than 1% of outstanding shares of the Fund.

     SHAREHOLDER AND TRUSTEE LIABILITY. Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, Framlington's Declaration of Trust, as amended, provides that shareholders shall not be subject to any personal liability in connection with the assets of the Framlington for the acts or obligations of the Framlington, and that every note, bond, contract, order or other undertaking made by the Framlington shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Declaration of Trust, as amended, provides for indemnification out of the trust property of any shareholder held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or some other reason. The Declaration of Trust, as amended, also provides that Framlington shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Framlington, and shall satisfy any judgment thereon. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which Framlington itself would be unable to meet its obligations.

     The Declaration of Trust, as amended, further provides that all persons having any claim against the Trustees, of Framlington shall look solely to the trust property for payment; that no Trustee of Framlington shall be personally liable for or on account of any contract, debt, tort, claim, damage, judgment or decree arising out of or connected with the administration or preservation of the trust property or the conduct of any business of Framlington; and that no Trustee shall be personally liable to any person for any action or failure to act except by reason of his own bad faith, willful misfeasance, gross negligence or reckless disregard of his duties as a trustee. With the exception stated, the Declaration of Trust, as amended, provides that a Trustee is entitled to be indemnified against all liabilities and expenses reasonably incurred by him in connection with the defense or disposition of any proceeding in which he may be involved or with which he may be threatened by reason of being or having been a Trustee, and that the Trustees will indemnify officers, representatives and employees of Framlington to the same extent that Trustees are entitled to indemnification.

                 INVESTMENT ADVISORY AND OTHER SERVICE ARRANGEMENTS

     INVESTMENT ADVISOR. The Advisor of the Fund is Munder Capital Management, a Delaware general partnership. The general partners of the Advisor are WAM, Old MCM, and Munder Group, LLC. WAM is a wholly-owned subsidiary of Comerica Bank -- Ann Arbor, which, in turn is a wholly-owned subsidiary of Comerica Incorporated, a publicly-held bank holding company.

     The Investment Advisory Agreement between the Advisor and Framlington with respect to the Fund (the "Advisory Agreement") was approved by Framlington's Board of Trustee's on February 24, 1998 and by shareholders on May [ ], 1998. Under the terms of the Advisory Agreement, the Advisor furnishes continuing investment supervision to the Fund.

     For the advisory services provided and expenses assumed with regard to the Fund, the Advisor has agreed to a fee from the Fund, computed daily and payable monthly, at an annual rate of 0.75% of the average daily net assets of the Fund.

     The Advisory Agreement will continue in effect for a period of two years from its effective date. If not sooner terminated, the Advisory Agreement will continue in effect for successive one year periods thereafter, provided that each continuance is specifically approved annually by (a) the vote of a majority of the Board of Trustees who are not parties to the Advisory Agreement or interested persons (as defined in the 1940 Act), cast in person at a meeting called for the purpose of voting on approval, and (b) either (i) the vote of a majority of the outstanding voting securities of the Fund, or
(ii) the vote of a majority of the Board of Trustees. The Advisory Agreement is terminable by vote of the Board of Trustees, or by the holders of a majority of the outstanding voting securities of the Fund, at any time without penalty, upon 60 days' written notice to the Advisor. The Advisor may also terminate its advisory relationship with the Fund without penalty upon 90 days' written notice to Framlington. The Advisory Agreement terminates automatically in the event of its assignment (as defined in the 1940 Act).

     The Sub-Advisor is a subsidiary of Framlington Group Limited, which is incorporated in England and Wales and, through its subsidiaries, provides a wide range of investment services. Framlington Group Limited is a wholly owned subsidiary of Framlington Holdings Limited which is, in turn, owned 49% by the Advisor and 51% by Credit Commercial de France S.A., a French banking corporation listed on the Societe des Bourses Francaises.

     Under the terms of the sub-advisory agreement with the Sub-Advisor, the Sub-Advisor provides sub-advisory services to the Fund. Subject to supervision of the Advisor, the Sub-Advisor is responsible for the management of the Fund's portfolio, including all decisions regarding purchases and sales of portfolio securities by the Fund. The Sub-Advisor is also responsible for arranging the execution of all portfolio management decisions, including the selection of brokers to execute trades and the negotiation of brokerage commissions in connection therewith.

     Framlington's Sub-Advisory Agreement, with respect to the Fund, will continue in effect with respect to the Fund for a period of two years from its effective date. If not sooner terminated, the Sub-Advisory Agreement will continue in effect for successive one year periods thereafter, provided that each continuance is specifically approved annually by (a) the vote of a majority of the Board of Trustees who are not parties to the Sub-Advisory Agreement or interested persons (as defined in the 1940 Act), cast in person at a meeting called for the purpose of voting on approval, and (b) either (i) with respect to the Fund, the vote of a majority of the outstanding voting securities of the Fund, or (ii) the vote of a majority of the Board of Trustees. The Sub-Advisory Agreement is terminable by vote of the Board of Trustees, or, with respect to the Fund, by the holders of a majority of the outstanding voting securities of the Fund, at any time without penalty, on 60 days' written notice to the Sub-Advisor, or by the Advisor on 90 days' written notice to the Sub-Advisor. The Sub-Advisor may also terminate its sub-advisory relationship with the Fund without penalty on 90 days' written notice to Framlington. The Sub-Advisory Agreement terminates automatically in the event of its assignment (as defined in the 1940 Act).

[For its services, the Advisor pays the Sub-Advisor a monthly fee equal on an annual basis to up to 0.50% of average daily net assets up to $250 million, reduced to .375% of average daily net assets in excess of $250 million for the International Growth Fund and the Healthcare Fund, and up to .625% of average daily net assets for the Emerging Markets Fund.]

     DISTRIBUTION AGREEMENT. Framlington has entered into a distribution agreement, under which the Distributor, as agent, sells shares of the Fund on a continuous basis. The Distributor has agreed to use appropriate efforts to solicit orders for the purchase of shares of the Fund although it is not obligated to sell any particular amount of shares. The Distributor pays the cost of printing and distributing prospectuses to persons who are not holders of fund shares (excluding preparation and printing expenses necessary for the continued registration of the shares) and of printing and distributing all sales literature. The Distributor's principal offices are located at 60 State Street, Suite 1300, Boston, Massachusetts 02109.

     DISTRIBUTION SERVICES ARRANGEMENTS - CLASS A, CLASS B AND CLASS C SHARES. The Fund has adopted a Service and Distribution Plan with respect to its Class A Shares pursuant to which it uses its assets to finance activities relating to the provision of certain shareholder services. Under the Service and Distribution Plan for Class A Shares, the Distributor is paid an annual service fee at the rate of up to 0.25% of the value of average daily net assets of the Class A Shares of the Fund. The Fund has also adopted a Service and Distribution Plan with respect to its Class B and Class C Shares, pursuant to which it uses its assets to finance activities relating to the distribution of its shares to investors and provision of certain shareholder services. Under the Service and Distribution Plans for Class B and Class C Shares, the Distributor is paid an annual service fee of up to 0.25% of the value of average daily net assets of the Class B and Class C Shares of the Fund and an annual distribution fee at the rate of up to 0.75% of the value of average daily net assets of the Class B and Class C Shares of the Fund.

     Under the terms of the Service and Distribution Plans (collectively, the "Plans"), each Plan continues from year to year, provided such continuance is approved annually by vote of the Board of Trustees, including a majority of the Board of Trustees who are not interested persons of Framlington, and who have no direct or indirect financial interest in the operation of that Plan (the "Non-Interested Plan Trustees"). The Plans may not be amended to increase the amount to be spent for the services provided by the Distributor without shareholder approval, and all amendments of the Plans also must be approved by the Trustees in the manner described above. Each Plan may be terminated at any time, without penalty, by vote of a majority of the Non-Interested Plan Trustees or by a vote of a majority of the outstanding voting securities of the relevant class of the Fund (as defined in the 1940
Act) on not more than 30 days' written notice to any other party to the Plan. Pursuant to each Plan, the Distributor will provide the Board of Trustees periodic reports of amounts expended under the Plan and the purpose for which such expenditures were made.

     The Trustees have determined that the Plans will benefit Framlington and its shareholders by (i) providing an incentive for broker or bank personnel to provide continuous shareholder servicing after the time of sale; (ii) retention of existing accounts; (iii) facilitating portfolio management flexibility through continued cash flow into the Fund; and (iv) maintaining a competitive sales structure in the mutual fund industry.

     With respect to Class B and Class C Shares of the Fund, the Distributor expects to pay sales commissions to dealers authorized to sell the Fund's Class B and Class C Shares at the time of sale. The Distributor will use its own funds (which may be borrowed) to pay such commissions pending reimbursement by the relevant Service and Distribution Plan. In addition, the Advisor may use its own resources to make payments to the Distributor or dealers authorized to sell the Funds shares to support their sales efforts.

     SHAREHOLDER SERVICING ARRANGEMENTS - CLASS K SHARES. As stated in the Fund's Prospectus for Class K Shares, Class K Shares are sold to investors through institutions which enter into Shareholder Servicing Agreements with Framlington to provide support services to their Customers who beneficially own Class K Shares in consideration of the Fund's payment of not more than
 .25% (on an annualized basis) of the average daily net asset value of the Class K Shares beneficially owned by the Customers.

     Services provided by institutions under their service agreements may include: (i) aggregating and processing purchase and redemption requests for Class K Shares from Customers and placing net purchase and redemption orders with the Distributor; (ii) providing Customers with a service that invests the assets of their accounts in Class K Shares pursuant to specific or pre-authorized instructions; (iii) processing dividend payments on behalf of Customers; (iv) providing information periodically to Customers showing their positions in Class K Shares; (v) arranging for bank wires; (vi) responding to Customer inquiries relating to the services performed by the institutions; (vii) providing subaccounting with respect to Class K Shares beneficially owned by Customers or the information necessary for subaccounting; (viii) if required by law, forwarding shareholder communications from Framlington (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to Customers; (ix) forwarding to Customers proxy statements and proxies containing any proposals regarding Framlington's arrangements with institutions; and (x) providing such other similar services as Framlington may reasonably request to the extent the institutions are permitted to do so under applicable statutes, rules and regulations.

     Pursuant to Framlington's agreements with such institutions, the Board of Trustees will review, at least quarterly, a written report of the amounts expended under Framlington's agreements with Institutions and the purposes for which the expenditures were made. In addition, the arrangements with Institutions must be approved annually by a majority of the Board of Trustees, including a majority of the Trustees who are not "interested persons" as defined in the 1940 Act, and have no direct or indirect financial interest in such arrangements.

     The Board of Trustees have approved the arrangements with Institutions based on information provided by the service contractors that there is a reasonable likelihood that the arrangements will benefit the Fund and their shareholders by affording the Fund greater flexibility in connection with the servicing of the accounts of the beneficial owners of its shares in an efficient manner.

     ADMINISTRATION AGREEMENT. State Street Bank and Trust Company ("State Street") located at 225 Franklin Street, Boston, Massachusetts 02110, serves as administrator for Framlington pursuant to an administration agreement (the "Administration Agreement"). State Street has agreed to maintain office facilities for Framlington; oversee the computation of each Fund's net asset value, net income and realized capital gains, if any; furnish statistical and research data, clerical services, and stationery and office supplies; prepare and file various reports with the appropriate regulatory agencies; and prepare various materials required by the SEC or any state securities commission having jurisdiction over Framlington. State Street may enter into an agreement with one or more third parties pursuant to which such third parties will provide administrative services on behalf of the Funds.

     The Administration Agreement provides that the Administrator performing services thereunder shall not be liable under the Agreement except for its willful misfeasance, bad faith or negligence in the performance of its duties or from the reckless disregard by it of its duties and obligations thereunder.

     CUSTODIAN, SUB-CUSTODIAN AND TRANSFER AGENCY AGREEMENTS. Comerica Bank, whose principal business address is One Detroit Center, 500 Woodward Avenue, Detroit, MI 48226, is the custodian of the Fund pursuant to a custodian agreement ("Custody Agreement") with Framlington. The Custodian receives no compensation for such services. State Street serves as the sub-custodian to the Fund pursuant to a sub-custodian agreement (the "Sub-Custodian Contract") among Framlington, Comerica Bank and State Street. State Street is also the Sub-Custodian with respect to the custody of foreign securities held by the Fund. State Street has in turn entered into additional agreements with financial institutions and depositories located in foreign countries with respect to the custody of such securities. Under the Sub-Custodian Contract, the Sub-Custodian (i) maintains a separate account in the name of the Fund,
(ii) holds and transfers portfolio securities on account of the Fund, (iii) accepts receipts and makes disbursements of money on behalf of the Fund, (iv) collects and receives all income and other payments and distributions on account of the Fund's securities and (v) makes periodic reports to the Board of Trustees concerning the Fund's operations.

     First Data Investor Services Group, Inc. ("Investor Services Group") serves as the transfer and dividend disbursing agent for the Fund pursuant to a transfer agency agreement (the "Transfer Agency Agreement") with Framlington, under which Investor Services Group (i) issues and redeems shares of the Fund, (ii) addresses and mails all communications by the Fund to its record owners, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders,
(iii) maintains shareholder accounts, (iv) responds to correspondence by shareholders of the Fund and (v) makes periodic reports to the Board of Trustees concerning the operations of the Fund.

     OTHER INFORMATION PERTAINING TO ADMINISTRATION, TRANSFER AGENCY AND SUB-CUSTODIAN AGREEMENTS. As stated in the Prospectuses, the Administrator, the Transfer Agent and the Sub-Custodian each receives a separate fee for its services. In approving the Administration Agreement, the Sub-Custodian Contract and the Transfer Agency Agreement, the Board of Trustees did consider the services that are to be provided under their respective agreements, the experience and qualifications of the respective service contractors, the reasonableness of the fees payable by Framlington in comparison to the charges of competing vendors, the impact of the fees on the estimated total ordinary operating expense ratio of the Fund and the fact that neither the Administrator, the Sub-Custodian nor the Transfer Agent is affiliated with Framlington or the Advisor. The Board also considered its responsibilities under federal and state law in approving these agreements.

     COMERICA. As stated in the Fund's Class K Shares Prospectus, Class K Shares of the Fund are sold to customers of banks and other institutions. Such banks and institutions may include Comerica Incorporated (a publicly-held bank holding company), its affiliates and subsidiaries ("Comerica") and other institutions that have entered into agreements with Framlington providing for shareholder services for their customers.

     Banking laws and regulations currently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling or distributing the shares of a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from underwriting securities, but such banking laws and regulations do not prohibit such a holding company or affiliate or banks generally from acting as investment advisor, administrator, transfer agent or custodian to such an investment company, or from purchasing shares of such a company as agent for and upon the order of customers. The Advisor and the Custodian are subject to such banking laws and regulations.

     The Advisor and the Custodian believe they may perform the services for Framlington contemplated by its respective agreements with Framlington without violation of applicable banking laws and regulations. It should be noted, however, that there have been no cases deciding whether bank and non-bank subsidiaries of a registered bank holding company may perform services comparable to those that are to be performed by these companies, and future changes in either Federal or state statutes and regulations relating to permissible activities of banks and their subsidiaries or affiliates, as well as future judicial or administrative decisions or interpretations of current and future statutes and regulations, could prevent these companies from continuing to perform certain services for the Fund.

     Should future legislative, judicial or administrative action prohibit or restrict the activities of such companies in connection with the provision of services on behalf Framlington, Framlington might be required to alter materially or discontinue the arrangements with the institutions and change the method of operations. It is not anticipated, however, that any change in the Fund's method of operations would affect the net asset value per share of the Fund or result in a financial loss to any shareholder of the Fund.

     It should be noted that future changes in either Federal or state statutes and regulations relating to permissible activities of banks and their subsidiaries or affiliates, as well as future judicial or administrative decisions or interpretations of current and future statutes and regulations, could prevent Comerica and certain other institutions from continuing to perform certain services for Class K shares of the Fund.

     Should future legislative, judicial or administrative action prohibit or restrict the activities of Comerica and/or other institutions in connection with the provision of services on behalf of Class K shares of the Fund, Framlington might be required to alter materially or discontinue the arrangements with the institutions and change the method of operations with respect to Comerica and certain other institutions. It is not anticipated, however, that any change in the Fund's method of operations would affect the net asset value per share of the Fund or result in a financial loss to any holder of Class K shares of the Fund.

                               PORTFOLIO TRANSACTIONS

     Subject to the general supervision of the Board of Trustees, the Sub-Advisor makes decisions with respect to and places orders for all purchases and sales of portfolio securities for the Fund.

     Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. Transactions on foreign stock exchanges involve payment for brokerage commissions which are generally fixed.

     Over-the-Counter issues, including corporate debt and government securities, are normally traded on a "net" basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument. With respect to over-the-counter transactions, the Sub-Advisor will normally deal directly with dealers who make a market in the instruments involved except in those circumstances where more favorable prices and execution are available elsewhere. The cost of foreign and domestic securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down.

     The Fund may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. The Fund will engage in this practice, however, only when the Sub-Advisor believes such practice to be in the Fund's interests.

     The portfolio turnover rate of the Fund is calculated by dividing the lesser of the Fund's annual sales or purchases of portfolio securities (exclusive of purchase or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities held by the Fund during the year. The Fund may engage in short-term trading to achieve its investment objective. Portfolio turnover may vary greatly from year to year as well as within a particular year.

     In the Sub-Advisory Agreement, the Sub-Advisor agrees to select broker-dealers in accordance with guidelines established by the Board of Trustees from time to time and in accordance with applicable law. In assessing the terms available for any transaction, the Sub-Advisor shall consider all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker-dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. In addition, the Sub-Advisory Agreement authorizes the Sub-Advisor, subject to the prior approval of the Board of Trustees, to cause the Fund to pay a broker-dealer which furnishes brokerage and research services a higher commission than that which might be charged by another broker-dealer for effecting the same transaction, provided that the Sub-Advisor determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the overall responsibilities of the Sub-Advisor to the Fund. Such brokerage and research services might consist of reports and statistics on specific companies or industries, general summaries of groups of bonds and their comparative earnings and yields, or broad overviews of the securities markets and the economy.

     Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by the Sub-Advisor and does not reduce the advisory fees payable to the Sub-Advisor. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other investment companies or other accounts for which investment discretion is exercised. Conversely, the Fund may be the primary beneficiary of the research or services received as a result of portfolio transactions effected for such other account or investment company.

     Portfolio securities will not be purchased from or sold to the Advisor, Sub-Adviser or Distributor or any affiliated person (as defined in the 1940
Act) of the foregoing entities except to the extent permitted by SEC exemptive order or by applicable law.

     Investment decisions for the Fund and for other investment accounts managed by the Sub-Advisor are made independently of each other in the light of differing conditions. However, the same investment decision may be made for two or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated as to amount in a manner deemed equitable to each such account. While in some cases this practice could have a detrimental effect on the price or value of the security as far as the Fund is concerned, in other cases it is believed to be beneficial to the Fund. To the extent permitted by law, the Advisor may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other investment companies or accounts in executing transactions.

     The Fund will not purchase securities during the existence of any underwriting or selling group relating to such securities of which the Advisor, Sub-Adviser or any affiliated person (as defined in the 1940 Act) thereof is a member except pursuant to procedures adopted by Framlington's Board of Trustees in accordance with Rule 10f-3 under the 1940 Act.

     Except as noted in the Prospectuses and this Statement of Additional Information the Fund's service contractors bear all expenses in connection with the performance of their services and the Fund bears the expenses incurred in its operations. These expenses include, but are not limited to, fees paid to the Advisor, Administrator, Sub-Custodian and Transfer Agent; fees and expenses of officers and Trustees; taxes; interest; legal and auditing fees; brokerage fees and commissions; certain fees and expenses in registering and qualifying the Fund and its shares for distribution under Federal and state securities laws; expenses of preparing prospectuses and statements of additional information and of printing and distributing prospectuses and statements of additional information to existing shareholders; the expense of reports to shareholders, shareholders' meetings and proxy solicitations; fidelity bond and directors' and officers' liability insurance premiums; the expense of using independent pricing services; and other expenses which are not assumed by the Administrator. Any general expenses of Framlington that are not readily identifiable as belonging to a particular investment portfolio of Framlington are allocated among all investment portfolios of the Framlington by or under the direction of the Board of Trustees in a manner that the Board of Trustees determines to be fair and equitable, taking into consideration whether it is appropriate for expenses to be borne by the Fund in addition to Framlington's other funds. The Advisor, Administrator, Sub-Custodian and Transfer Agent may voluntarily waive all or a portion of their respective fees from time to time.

                   ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     Purchases and redemptions are discussed in the Fund's prospectuses and such information is incorporated herein by reference.

     PURCHASES. As described in the Prospectuses, shares of the Fund may be purchased in a number of different ways. Such alternative sales arrangements permit an investor to choose the method of purchasing shares that is more beneficial depending on the amount of the purchase, the length of time the investor expects to hold shares and other relevant circumstances. An investor may place orders directly through the Transfer Agent or the Distributor or through arrangements with his/her authorized broker.

     RETIREMENT PLANS. Shares of the Fund may be purchased in connection with various types of tax deferred retirement plans, including individual retirement accounts ("IRAs"), qualified plans, deferred compensation for public schools and charitable organizations (403(b) plans) and simplified employee pension IRAs. An individual or organization considering the establishment of a retirement plan should consult with an attorney and/or an accountant with respect to the terms and tax aspects of the plan. A $10.00 annual custodial fee is also charged on IRAs. This custodial fee is due by December 15 of each year and may be paid by check or shares liquidated from a shareholder's account.

     REDEMPTIONS. As described in the Fund's Prospectuses, shares of the Fund may be redeemed in a number of different ways:

     -    By Mail
     -    By Telephone
     -    Automatic Withdrawal Plan

The redemption price for Fund shares is the net asset value next determined after receipt of the redemption request in proper order. The redemption proceeds will be reduced by the amount of any applicable contingent deferred sales charge ("CDSC").

     CONTINGENT DEFERRED SALES CHARGE - CLASS B SHARES. Class B Shares redeemed within six years of purchase are subject to a CDSC. The CDSC is based on the original net asset value at the time of investment or the net asset value at the time of redemption, whichever is lower.

     The CDSC Schedule for Class B Shares of the Trust Funds purchased before June 27, 1995 is set forth below. The Prospectuses describe the CDSC Schedule for Class B Shares of Funds of the Trust, the Company and Framlington purchased after June 27, 1995.


                         CLASS B SHARES OF THE TRUST FUNDS
                       PURCHASED ON OR BEFORE JUNE 27, 1995



Redemption During                                CDSC
-----------------                                ----

1st Year Since Purchase......................... 4.00%
2nd Year Since Purchase......................... 4.00%
3rd Year Since Purchase......................... 3.00%
4th Year Since Purchase......................... 3.00%
5th Year Since Purchase......................... 2.00%
6th Year Since Purchase......................... 1.00%

     CDSC WAIVERS - CLASS B SHARES OF THE TRUST FUNDS PURCHASED ON OR BEFORE JUNE 27, 1995. The CDSC will be waived with respect to Class B Shares of the Trust Funds purchased on or before June 27, 1995 in the following circumstances:

     (1) total or partial redemptions made within one year following the death or disability of a shareholder or registered joint owner;

     (2) minimum required distributions made in connection with an IRA or other retirement plan following attainment of age 59 1/2; and

     (3) redemptions pursuant to a Fund's right to liquidate a shareholder's account involuntarily.

     CDSC WAIVERS - CLASS B SHARES OF THE COMPANY PURCHASED ON OR BEFORE
JUNE 27, 1995. The CDSC will be waived on the following types of redemptions with respect to Class B Shares of Company Funds purchased on or before June 27, 1995:

     (1) redemptions by investors who have invested a lump sum amount of $1 million or more in the Fund;

     (2) redemptions by the officers, Trustees, and employees of the Advisor or the Distributor and such persons' immediate families;

     (3) dealers or brokers who have a sales agreement with the Distributor, for their own accounts, or for retirement plans for their employees or sold to registered representatives or full time employees (and their families) that certify to the Distributor at the time of purchase that such purchase is for their own account (or for the benefit of their families);

     (4) involuntary redemptions effected pursuant to the Fund's right to liquidate shareholder accounts having an aggregate net asset value of less than $500; and

     (5) redemptions the proceeds of which are reinvested in the Fund within 90 days of the redemption.

     CONTINGENT DEFERRED SALES CHARGE - CLASS A AND CLASS C SHARES. The Prospectuses describe the CDSC for Class A or C Shares of the Funds of the Trust, the Company and Framlington purchased after June 27, 1995.

     Class A Shares of the Trust Funds purchased on or before June 27, 1995 without a sales charge by reason of a purchase of $500,000 or more are subject to a CDSC of 1.00% of the lower of the original purchase price or the net asset value at the time of redemption if such shares are redeemed within two years of the date of purchase. Class A Shares of the Trust Funds purchased on or before June 27, 1995 that are redeemed will not be subject to the CDSC to the extent that the value of such shares represents: (1) reinvestment of dividends or other distributions; (2) Class A Shares redeemed more than two years after their purchase; (3) a minimum required distribution made in connection with IRA or other retirement plans following attainment of age 59 1/2; or (4) total or partial redemptions made within one year following the death or disability of a shareholder or registered joint owner.

     No CDSC is imposed to the extent that the current market value of the shares redeemed does not exceed (a) the current net asset value of shares purchased through reinvestment of dividends or capital gain distributions plus (b) the current net asset value of shares purchased more than one year prior to the redemption, plus (c) increases in the net asset value of the shareholder's shares above the purchase payments made during the preceding one year.

     The holding period of Class A or Class C Shares of a Fund acquired through an exchange of the corresponding class of shares of the Munder Money Market Fund (which are available only by exchange of Class A or Class C Shares of the Fund, as the case may be) and the Company Funds and the non-money market funds of the Trust will be calculated from the date that the Class A or Class C Shares of the Fund were initially purchased.

     In determining whether a CDSC is applicable to a redemption, the calculation will be made in a manner that results in the lowest possible rate. It will be assumed that the redemption is made first of amounts representing all Class A Shares on which a front-end sales charge has been assessed; then of shares acquired pursuant to the reinvestment of dividends and distributions; and then of amounts representing the cost of shares purchased one year or more prior to the redemption.

     OTHER INFORMATION. Redemption proceeds are normally paid in cash; however, the Fund may pay the redemption price in whole or part by a distribution in kind of securities from the portfolio of the Fund, in lieu of cash, in conformity with applicable rules of the SEC. If shares are redeemed in kind, the redeeming shareholder might incur transaction costs in converting the assets into cash. The Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of its net assets during any 90-day period for any one shareholder.

     The Fund reserve the right to suspend or postpone redemptions during any period when: (i) trading on the New York Stock Exchange (the "Stock Exchange") is restricted by applicable rules and regulations of the SEC; (ii) the Stock Exchange is closed for other than customary weekend and holiday closings; (iii) the SEC has by order permitted such suspension or postponement for the protection of the shareholders; or (iv) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.

     The Fund may involuntarily redeem an investor's shares if the net asset value of such shares is less than $500; provided that involuntary redemptions will not result from fluctuations in the value of an investor's shares. A notice of redemption, sent by first-class mail to the investor's address of record, will fix a date not less than 30 days after the mailing date, and shares will be redeemed at the net asset value at the close of business on that date unless sufficient additional shares are purchased to bring the aggregate account value up to $500 or more. A check for the redemption proceeds payable to the investor will be mailed to the investor at the address of record.

     EXCHANGES. In addition to the method of exchanging shares described in the Fund's Prospectuses, a shareholder exchanging at least $1,000 of shares (for which certificates have not been issued) and who has authorized expedited exchanges on the application form filed with the Transfer Agent may exchange shares by telephoning the Fund at (800) 438-5789. Telephone exchange instructions must be received by the Transfer Agent by 4:00 p.m., Eastern time. The Fund, the Distributor and the Transfer Agent reserve the right at any time to suspend or terminate the expedited exchange procedure or to impose a fee for this service. During periods of unusual economic or market changes, shareholders may experience difficulties or delays in effecting telephone exchanges. Neither the Funds nor the Transfer Agent will be responsible for any loss, damages, expense or cost arising out of any telephone exchanges effected upon instructions believed by them to be genuine. The Transfer Agent has instituted procedures that it believes are reasonably designed to insure that exchange instructions communicated by telephone are genuine, and could be liable for losses caused by unauthorized or fraudulent instructions in the absence of such procedures. The procedures currently include a recorded verification of the shareholder's name, social security number and account number, followed by the mailing of a statement confirming the transaction, which is sent to the address of record.

                                  NET ASSET VALUE

     In determining the approximate market value of portfolio investments, Framlington may employ outside organizations, which may use matrix or formula methods that take into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula methods not been used. All cash, receivables and current payables are carried on Framlington's books at their face value. Other assets, if any, are valued at fair value as determined in good faith under the supervision of the Board Members.

IN-KIND PURCHASES

     Payment for shares may, in the discretion of the Advisor, be made in the form of securities that are permissible investments for the Fund as described in the Prospectuses. For further information about this form of payment please contact the Transfer Agent. In connection with an in-kind securities payment, the Fund will require, among other things, that the securities (a) meet the investment objectives and policies of the Funds; (b) are acquired for investment and not for resale; (c) are liquid securities that are not restricted as to transfer either by law or liquidity of markets; (d) have a value that is readily ascertainable by a listing on a nationally recognized securities exchange; and (e) are valued on the day of purchase in accordance with the pricing methods used by the Fund and that the Fund receive satisfactory assurances that (i) it will have good and marketable title to the securities received by it; (ii) that the securities are in proper form for transfer to the Fund; and (iii) adequate information will be provided concerning the basis and other tax matters relating to the securities.

                              PERFORMANCE INFORMATION

     The Fund, in advertising its "average annual total return" computes its return by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment according to the following formula:

              P (1 + T)n = ERV

     Where:    T     =   average annual total return;

               ERV   =   ending redeemable value of a hypothetical $1,000
                         payment made at the beginning of the 1, 5, or 10 year
                         (or other) periods at the end of the applicable period and of any CDSC deduction (or a fractional portion thereof);

               P     =   hypothetical initial payment of $1,000;

               n     =   number of years and portion of a year

     The Fund, in advertising its "aggregate total return" computes its return by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                                         (ERV)    - 1
                                         -----
          Aggregate Total Return  =        P

     The calculations are made assuming that (1) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per share existing on the reinvestment date, (2) all recurring fees charged to all shareholder accounts are included, and (3) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all non-recurring charges at the end of the measuring period. The Fund's average annual total return and load adjusted aggregate total return quotations for Class A Shares will reflect the deduction of the maximum sales charge charged in connection with the purchase of such shares; and the Fund's load adjusted average annual total return and load adjusted aggregate total return quotations for Class B Shares will reflect any applicable CDSC; provided that the Fund may also advertise total return data without reflecting any applicable CDSC sales charge imposed on the purchase of Class A Shares or Class B Shares in accordance with the views of the SEC. Quotations which do not reflect the sales charge will, of course, be higher than quotations which do.


     The performance of any investment is generally a function of portfolio quality and maturity, type of investment and operating expenses.

     From time to time, in advertisements or in reports to shareholders, the Fund's total returns may be quoted and compared to those of other mutual funds with similar investment objectives and to stock or other relevant indices.

                                       TAXES

     The following summarizes certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Fund's Prospectuses. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectuses is not intended as a substitute for careful tax planning. Potential investors should consult their tax advisors with specific reference to their own tax situations.

     GENERAL. The Fund intends to elect and qualify annually to be taxed separately as a regulated investment company under Subchapter M, of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, the Fund generally is exempt from Federal income tax on its net investment income and realized capital gains which it distributes to its shareholders, provided that it distributes an amount equal to the sum of (a) at least 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss), if any, for the year and (b) at least 90% of its net tax-exempt interest income, if any, for the year (the "Distribution Requirement") and satisfies certain other requirements of the Code that are described below. Distributions of investment company taxable income and net tax-exempt interest income made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year will satisfy the Distribution Requirement.

     In addition to satisfaction of the Distribution Requirement, the Fund must derive with respect to a taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or from other income derived with respect to its business of investing in such stock, securities, or currencies (the "Income Requirement").

     In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of its total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer) and no more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

     Certain debt instruments acquired by the Fund may include "original issue discount" or "market discount". As a result, the Fund may be deemed under tax law rules to have earned discount income in taxable periods in which it does not actually receive any payments on the particular debt instruments involved. This income, however, will be subject to the Distribution Requirements and must also be distributed in accordance with the excise tax distribution rules discussed below, which may cause the Fund to have to borrow or liquidate securities to generate cash in order to timely meet these requirements (even though such borrowing or liquidating securities at that time may be detrimental from the standpoint of optimal portfolio management). Gain from the sale of a debt instrument having market discount may be treated for tax purposes as ordinary income to the extent that market discount accrued during the Fund's ownership of that instrument.

     Distributions of net investment income received by the Fund and any net realized short-term capital gains distributed by the Fund will be taxable to shareholders as ordinary income and will be eligible for the dividends received deduction for corporations.

     The Fund intends to distribute to shareholders any excess of net long-term capital gain over net short-term capital loss ("net capital gain") for each taxable year. Such gain is distributed as a capital gain dividend and is taxable to shareholders as gain from the sale or exchange of a capital asset held for more than one year, regardless of the length of time the shareholder has held the Fund shares, and regardless of whether the distribution is paid in cash or reinvested in shares. The Fund expects that capital gain dividends will be taxable to shareholders as long-term gains. Capital gain dividends are not eligible for the dividends received deduction.

     In the case of corporate shareholders, distributions of the Fund for any taxable year generally qualify for the dividends received deductions to the extent of the gross amount of "qualifying dividends" received by such Fund for the year and if certain holding period requirements are met. Generally, a dividend will be treated as a "qualifying dividend" if it has been received from a domestic corporation.

     If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In such event, all distributions (whether or not derived from exempt-interest income) would be taxable as ordinary income and would be eligible for the dividends received deduction in the case of corporate shareholders to the extent of the Fund's current and accumulated earnings and profits.

     Shareholders will be advised annually as to the Federal income tax consequences of distributions made by the Fund each year.

     Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, the Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses, as prescribed by the Code) for the one-year period ending on October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that was not distributed during those years. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To prevent application of the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement.

     DISPOSITION OF SHARES. Upon the redemption, sale or exchange of shares of the Fund, a shareholder may realize a capital gain or loss depending upon his or her basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares and treated as long-term capital gains. Furthermore a loss realized by a shareholder on the redemption, sale or exchange of shares of the Fund with respect to which exempt-interest dividends have been paid will, to the extent of such exempt-interest dividends, be disallowed if such shares have been held by the shareholder for six months or less.

     In some cases, shareholders will not be permitted to take sales charge into account for purposes of determining the amount of gain or loss realized on the disposition of their stock. This prohibition generally applies where
(1) the shareholder incurs a sales charge in acquiring the stock of the Fund,
(2) the stock is disposed of before the 91st day after the date on which it was acquired, and (3) the shareholder subsequently acquires the stock on the same or another fund and the otherwise applicable sales charge is reduced under a "reinvestment right" received upon the initial purchase of the regulated investment company shares. The term "reinvestment right" means any right to acquire stock of one or more funds without the payment of a sale charge or with the payment of a reduced sales charge. Sales charges affected by this rule are treated as if they were incurred with respect to the stock acquired under the reinvestment right. This provision may be applied to successive acquisitions of Fund shares.

     Although the Fund expects to qualify as a "regulated investment company" and to be relieved of all or substantially all Federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.

     Income received by the Fund from sources within foreign countries may be subject to withholding and other foreign taxes. The payment of such taxes will reduce the amount of dividends and distributions paid to the Fund's shareholders. So long as the Fund qualifies as a regulated investment company, certain distribution requirements are satisfied, and more than 50% of the value of the Fund's assets at the close of the taxable year consists of securities of foreign corporations, the Fund may elect, subject to limitation, to pass through its foreign tax credits to its shareholders. The Fund may qualify for and make this election in some, but not necessarily all, of its taxable years. If the Fund were to make an election, an amount equal to the foreign income taxes paid by the Fund would be included in the income of its shareholders and the shareholders would be entitled to credit their portions of this amount against their U.S. tax due, if any, or to deduct such portions from their U.S. taxable income, if any. Shortly after any year for which it makes such an election, the Fund will report to its shareholders, in writing, the amount per share of such foreign tax that must be included in each shareholder's gross income and the amount which will be available for deduction or credit. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Certain limitations are imposed on the extent to which the credit (but not the deduction) for foreign taxes may be claimed.

     Shareholders who choose to utilize a credit (rather than a deduction)for foreign taxes will be subject to limitations, including the restriction that the credit may not exceed the shareholder's United States tax (determined without regard to the availability of the credit) attributable to his or her total foreign source taxable income. For this purpose, the portion of dividends and distributions paid by the Fund from its foreign source income will be treated as foreign source income. The Fund's gains and losses from the sale of securities will generally be treated as derived from United States sources and certain foreign currency gains and losses likewise will be treated as derived from United States sources. The limitation on the foreign tax credit is applied separately to foreign source "passive income", such as the portion of dividends received from the Fund which qualifies as foreign source income. In addition, only a portion of the foreign tax credit will be allowed to offset any alternative minimum tax imposed on corporations and individuals. Because of these limitations, shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income taxes paid by the Fund.

     HEDGING TRANSACTIONS. The taxation of equity options and over-the-counter options on debt securities is governed by Code section 1234.
 Pursuant to Code section 1234, the premium received by the Fund for selling a put or call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to the Fund. If the Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss. If a call option written by the Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term depending upon the holding period of the security. With respect to a put or call option that is purchased by the Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long-term or short-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

     Any regulated futures contracts and certain options (namely, non-equity options and dealer equity options) in which the Fund may invest are "section 1256 contracts." Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses; however, foreign currency gains or losses (as discussed below) arising from certain section 1256 contracts may be treated as ordinary income or loss.  Also, section 1256
contracts held by a Portfolio at the end of each taxable year (and, generally, for purposes of the 4% excise tax, on October 31 of each year) are "marked-to-market" (that is, treated as sold at fair market value), resulting in unrealized gains or losses being treated as though they were realized.

     Generally, the hedging transactions undertaken by the Fund may result in "straddles" for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund. In addition, losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to the Fund of engaging in hedging transactions are not entirely clear. Hedging transactions may increase the amount of short-term capital gain realized by the Fund which is taxed as ordinary income when distributed to shareholders.

     The Fund may make one or more of the elections available under the Code which are applicable to straddles. If the Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

     Because the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which may be distributed to shareholders, and which will be taxed to them as ordinary income or long-term capital gain, may be increased or decreased as compared to a fund that did not engage in such hedging transactions.

     The diversification requirements applicable to the Fund's assets may limit the extent to which the Fund will be able to engage in transactions in options, futures or forward contracts.

     CONSTRUCTIVE SALES. Recently enacted rules may affect the timing and character of gain if the Fund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If the Fund enters into certain transactions in property while holding substantially identical property, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund's holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund's holding period and the application of various loss deferral provisions of the Code.

     CURRENCY FLUCTUATIONS - "SECTION 988" GAINS OR LOSSES. Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues receivables or liabilities denominated in a foreign currency, and the time the Fund actually collects such receivables or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain options and futures contracts, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

     PASSIVE FOREIGN INVESTMENT COMPANIES. The Fund may invest in shares of foreign corporations that may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross income investment-type income. If the Fund receives a so-called "excess distribution" with respect to PFIC stock, the Fund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC shares. The Fund will itself be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

     The Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, the Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions were received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, another election would involve marking to market the Fund's PFIC shares at the end of each taxable year, with the result that unrealized gains would be treated as though they were realized and reported as ordinary income. Any mark-to-market losses and loss from an actual disposition of Fund shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years.

     Income received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries.

     Framlington will be required in certain cases to withhold and remit to the United States Treasury 31% of taxable distributions paid to any shareholder (i) who has provided either an incorrect tax identification number or no number at all, (ii) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of taxable interest or dividend income properly, or (iii) who has failed to certify to Framlington that he is not subject to backup withholding or that he is an "exempt recipient."

     Fund shareholders may be subject to state, local and foreign taxes on their Fund distributions. In many states, Fund distributions which are derived from interest on certain U.S. Government obligations are exempt from taxation. The tax consequences to a foreign shareholder of an investment in the Fund may be different from those described herein. Foreign shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

OTHER TAXATION

     The foregoing general discussion of Federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

                      ADDITIONAL INFORMATION CONCERNING SHARES

     Framlington is a Massachusetts business trust. Under its Declaration of Trust, the beneficial interest in Framlington may be divided into an unlimited number of full and fractional transferable shares. Framlington's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any unissued shares of Framlington into one or more classes by setting or changing, in any one or more respects, their respective designations, preferences, conversion or other rights, voting powers, restrictions, limitations, qualifications and terms and conditions of redemption. Pursuant to the authority of Framlington's Declaration of Trust, the Trustees have authorized the issuance of an unlimited number of shares of beneficial interest in Framlington representing interest in four series of shares. The Fund is currently offered in five separate classes: Class A, Class B, Class C, Class K and Class Y Shares.

     At a meeting on February 24, 1998, Framlington adopted a Multi-Class Plan ("Multi-Class Plan") on behalf of the Fund. The Multi-Class Plan provides that shares of each class of the Fund are identical, except for one or more expense variables, certain related rights, exchange privileges, class designation and sales loads assessed due to differing distribution methods.

     In the event of a liquidation or dissolution of Framlington or the Fund, shareholders of the Fund would be entitled to receive the assets available for distribution belonging to the Fund, and a proportionate distribution, based upon the relative net asset values of the Fund, of any general assets not belonging to the Fund which are available for distribution. Shareholders of the Fund are entitled to participate in the net distributable assets of the Fund on liquidation, based on the number of shares of the Fund that are held by each shareholder.

     Shareholders of the Fund, as well as those of any other investment portfolio now or hereafter offered by Framlington, will vote together in the aggregate and not by class on all matters, except that only Class A Shares of the Fund will be entitled to vote on matters submitted to a vote of shareholders pertaining to the Fund's Class A Plan, only Class B Shares will be entitled to vote on matters submitted to a vote of shareholders pertaining to the Fund's Class B Plan, only Class C Shares of the Fund will be entitled to vote on matters submitted to a vote of shareholders pertaining to the Fund's Class C Plan, and only Class K Shares of the Fund will be entitled to vote on matters submitted to a vote of shareholders pertaining to the Class K Plan. Further, shareholders of the Fund, as well as those of any other investment portfolio now or hereafter offered Framlington, will vote together in the aggregate and not separately on a Fund-by-Fund basis, except as otherwise required by law or when permitted by the Board of Trustees. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as Framlington shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of the Fund affected by such matter. The Fund is affected by such a matter, unless
(i) it is clear that the interests of the Fund in the matter are substantially identical, or (ii) the matter does not affect any interest of the Fund. Under the Rule, the approval of an investment advisory agreement, sub-advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to the Fund only if approved by a majority of the outstanding shares of the Fund. However, the Rule also provides that the ratification of the appointment of independent auditors, the approval of principal underwriting contracts and the election of trustees may be effectively acted upon by shareholders of Framlington voting together in the aggregate without regard to a particular fund.

     Shares of Framlington have noncumulative voting rights and, accordingly, the holders of more than 50% of Framlington's outstanding shares
(irrespective of class) may elect all of the trustees. Shares have no preemptive rights and only such conversion and exchange rights as the Board may grant in its discretion. When issued for payment as described in the applicable Prospectus, shares will be fully paid and non-assessable by Framlington.

     Shareholder meetings to elect trustees will not be held unless and until such time as required by law. At that time, the trustees then in office will call a shareholders' meeting to elect trustees. Except as set forth above, the trustees will continue to hold office and may appoint successor trustees. Meetings of the shareholders of Framlington shall be called by the trustees upon the written request of shareholders owning at least 10% of the outstanding shares entitled to vote.

     Framlington's Declaration of Trust, as amended, authorizes the Board of Trustees, without shareholder approval (unless otherwise required by applicable law), to (i) sell and convey the assets belonging to a class of shares to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding shares of such class to be redeemed at a price which is equal to their net asset value and which may be paid in cash or by distribution of the securities or other consideration received from the sale and conveyance; (ii) sell and convert the assets belonging to one or more classes of shares into money and, in connection therewith, to cause all outstanding shares of such class to be redeemed at their net asset value; or
(iii) combine the assets belonging to a class of share with the assets belonging to one or more other classes of shares if the Board of Trustees reasonable determines that such combination and, in connection therewith, to cause all outstanding shares of any such class to be redeemed or converted into shares of another class of shares at their net asset value. However, the exercise of such authority may be subject to certain restrictions under the 1940 Act. Framlington's Board of Trustees may authorize the termination of any class of shares after the assets belonging to such class have been distributed to shareholders.

                                   MISCELLANEOUS

     COUNSEL. The law firm of Dechert Price & Rhoads, 1775 Eye Street, N.W., Washington, DC 20006, has passed upon certain legal matters in connection with the shares offered by the Fund and serves as counsel to Framlington.

     INDEPENDENT AUDITORS. Ernst & Young LLP, 200 Clarendon Street, Boston, Massachusetts 02116, serves as Framlington's independent auditors.

     As of [June __, 1998], Funds Distributor, Inc. held all of the shares of the Fund.

     SHAREHOLDER APPROVALS. As used in this Statement of Additional Information and in the Prospectus, a "majority of the outstanding shares" of the Fund means the lesser of (a) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of the outstanding shares of such Fund are present in person or by proxy, or (b) more than 50% of the outstanding shares of such Fund.

                               REGISTRATION STATEMENT

     This Statement of Additional Information and the Fund's Prospectuses do not contain all the information included in the Fund's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statement, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C.

     Statements contained herein and in the Fund's Prospectuses as to the contents of any contract of other documents referred to are not necessarily complete, and, in such instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Fund's registration statement, each such statement being qualified in all respects by such reference.

                                     APPENDIX A

                               - RATED INVESTMENTS -

CORPORATE BONDS

     Excerpts from MOODY'S INVESTORS SERVICES, INC. ("MOODY'S") description of its bond ratings:

     "Aaa": Bonds that are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     "Aa": Bonds that are rated "Aa" are judged to be of high-quality by all standards. Together with the "Aaa" group they comprise what are generally known as "high-grade" bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

     "A": Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     "Baa": Bonds that are rated "Baa" are considered as medium grade obligations, I.E., they are neither highly protected nor poorly secured. Interest payments and principal security appears adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     "Ba": Bonds that are rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     "B": Bonds that are rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     "Caa": Bonds that are rated "Caa" are of poor standing. These issues may be in default or present elements of danger may exist with respect to principal or interest.

     Moody's applies numerical modifiers (1, 2 and 3) with respect to bonds rated "Aa" through "B". The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

     Excerpts from STANDARD & POOR'S CORPORATION ("S&P") description of its bond ratings:

     "AAA": Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     "AA": Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from "AAA" issues by a small degree.

     "A": Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     "BBB": Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

     "BB", "B" AND "CCC": Bonds rated "BB" and "B" are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligations.
 "BB" represents a lower degree of speculation than "B" and "CCC" the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     To provide more detailed indications of credit quality, the "AA" or "A" ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

COMMERCIAL PAPER

     The rating "PRIME-1" is the highest commercial paper rating assigned by MOODY'S. These issues (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issues rated "PRIME-2" (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of "Prime-1" rated issues, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     Commercial paper ratings of S&P are current assessments of the likelihood of timely payment of debt having original maturities of no more than 365 days. Commercial paper rated "A-1" by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted "A-1+." Commercial paper rated "A-2" by S&P indicates that capacity for timely payment is strong. However, the relative degree of safety is not as high as for issues designated "A-1."

                                     APPENDIX A

                               - RATED INVESTMENTS -

COMMERCIAL PAPER

     Rated commercial paper purchased by the Fund must have (at the time of purchase) the highest quality rating assigned to short-term debt securities or, if not rated, or rated by only one agency, are determined to be of comparative quality pursuant to guidelines approved by the Fund's Board of Trustees. Highest quality ratings for commercial paper for Moody's and S&P are as follows:

     MOODY'S: The rating "PRIME-1" is the highest commercial paper rating category assigned by Moody's. These issues (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations.

     S&P: Commercial paper ratings of S&P are current assessments of the likelihood of timely payment of debts having original maturities of no more than 365 days. Commercial paper rated in the "A-1" category by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted "A-1+".

                                     APPENDIX B

     As stated in the Prospectuses, the Fund may enter into certain futures transactions and options for hedging purposes. Such transactions are described in this Appendix.

I.  INDEX FUTURES CONTRACTS

     GENERAL. A stock index assigns relative values to the stocks included in the index and the index fluctuates with changes in the market values of the stocks included. Some stock index futures contracts are based on broad market indexed, such as the Standard & Poor's 500 or the New York Stock Exchange Composite Index. In contrast, certain exchanges offer futures contracts on narrower market indexes, such as the Standard & Poor's 100 or indexes based on an industry or market segment, such as oil and gas stocks.

     Futures contracts are traded on organized exchanges regulated by the Commodity Futures Trading Commission. Transactions on such exchanges are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

     The Fund will sell index futures contracts in order to offset a decrease in market value of its portfolio securities that might otherwise result from a market decline. The Fund will purchase index futures contracts in anticipation of purchases of securities. In a substantial majority of these transactions, the Fund will purchase such securities upon termination of the long futures position, but a long futures position may be terminated without a corresponding purchase of securities.

     In addition, the Fund may utilize index futures contracts in anticipation of changes in the composition of its portfolio holdings. For example, in the event that the Fund expects to narrow the range of industry groups represented in its holdings it may, prior to making purchases of the actual securities, establish a long futures position based on a more restricted index, such as an index comprised of securities of a particular industry group. The Fund may also sell futures contracts in connection with this strategy, in order to protect against the possibility that the value of the securities to be sold as part of the restructuring of the portfolio will decline prior to the time of sale.

     EXAMPLES OF STOCK INDEX FUTURES TRANSACTIONS. The following are examples of transactions in stock index futures (net of commissions and premiums, if any).

                    ANTICIPATORY PURCHASE HEDGE:  Buy the Future
                 Hedge Objective:  Protect Against Increasing Price

     Portfolio                                           Futures
     ---------                                           -------
                                                   -Day Hedge is Placed-
Anticipate buying $62,500 in Equity Securities     Buying 1 Index Futures at 125
                                                   Value of Futures = $62,500/Contract

                                                   -Day Hedge is Lifted-
Buy Equity Securities with Actual Cost = $65,000   Sell 1 Index Futures at 130
Increase in Purchase Price = $2,500                Value of Futures = $65,000/Contract
                                                   Gain on Futures = $2,500

                    HEDGING A STOCK PORTFOLIO:  Sell the Future
                    Hedge Objective:  Protect Against Declining
                               Value of the Portfolio

Factors:

Value of Stock Portfolio = $1,000,000
Value of Futures Contract - 125 X $500 = $62,500
Portfolio Beta Relative to the Index = 1.0

     Portfolio                                             Futures
     ---------                                             -------
                                                     -Day Hedge is Placed-
Anticipate Selling $1,000,000 in Equity Securities   Sell 16 Index Futures at 125
                                                     Value of Futures = $1,000,000

                                                     -Day Hedge is Lifted-
Equity Securities - Own Stock                        Buy 16 Index Futures at 120
     with Value = $960,000                           Value of Futures = $960,000
Loss in Portfolio Value = $40,000                    Gain on Futures = $40,000


II.  MARGIN PAYMENTS

     Unlike purchase or sales of portfolio securities, no price is paid or received by the Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the broker or in a segregated account with the Custodian an amount of cash or cash equivalents, known as initial margin, based on the value of the contract. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract assuming all contractual obligations have been satisfied.
Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates making the long and short positions in the futures contract more or less valuable, a process known as marking-to-the-market. For example, when the Fund has purchased a futures contract and the price of the contract has risen in response to a rise in the underlying instruments, that position will have increased in value and the Fund will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where the Fund has purchased a futures contract and the price of the futures contract has declined in response to a decrease in the underlying instruments, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker. At any time prior to expiration of the futures contract, the Advisor may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain.

III.  RISKS OF TRANSACTIONS IN FUTURES CONTRACTS

     There are several risks in connection with the use of futures by the Fund as hedging devices. One risk arises because of the imperfect correlation between movements in the price of the futures and movements in the price of the instruments which are the subject of the hedge. The price of the future may move more than or less than the price of the instruments being hedged. If the price of the futures moves less than the price of the instruments which are the subject of the hedge, the hedge will not be fully effective but, if the price of the instruments being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the instruments being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the futures. If the price of the futures moves more than the price of the hedged instruments, the Fund will experience either a loss or gain on the futures which will not be completely offset by movements in the price of the instruments which are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of instruments being hedged and movements in the price of futures contracts, the Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of instruments being hedged if the volatility over a particular time period of the prices of such instruments has been greater than the volatility over such time period of the futures, or if otherwise deemed to be appropriate by the Advisor. Conversely, the Fund may buy or sell fewer futures contracts if the volatility over a particular time period of the prices of the instruments being hedged is less than the volatility over such time period of the futures contract being used, or if otherwise deemed to be appropriate by the Advisor.
 It is also possible that, when the Fund had sold futures to hedge its portfolio against a decline in the market, the market may advance and the value of instruments held in the Fund may decline. If this occurred, the Fund would lose money on the futures and also experience a decline in value in its portfolio securities.

     Where futures are purchased to hedge against a possible increase in the price of securities before the Fund is able to invest its cash (or cash equivalents) in an orderly fashion, it is possible that the market may decline instead; if the Fund then concludes not to invest its cash at that time because of concern as to possible further market decline or for other reasons, the Fund will realize a loss on the futures contract that is not offset by a reduction in the price of the instruments that were to be purchased.

     In instances involving the purchase of futures contracts by the Fund, an amount of cash and cash equivalents, equal to the market value of the futures contracts, will be deposited in a segregated account with the Sub-Custodian and/or in a margin account with a broker to collateralize the position and thereby insure that the use of such futures is unleveraged.

     In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the instruments being hedged, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions.
 Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions which could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the Advisor may still not result in a successful hedging transaction over a short time frame.

     Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Fund intends to purchase or sell futures only on exchanges or boards of trade where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures investment position, and in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge portfolio securities, such securities will not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset on a futures contract.

     Further, it should be noted that the liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

     Successful use of futures by the Fund is also subject to the Advisor's ability to predict correctly movements in the direction of the market. For example, if the Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market.
 The Fund may have to sell securities at a time when it may be disadvantageous to do so.

IV.  OPTIONS ON FUTURES CONTRACTS

     The Fund may purchase and write options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss. The Fund will be required to deposit initial margin and variation margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above. Net option premiums received will be included as initial margin deposits.

     Investments in futures options involve some of the same considerations that are involved in connection with investments in future contracts (for example, the existence of a liquid secondary market). In addition, the purchase or sale of an option also entails the risk that changes in the value of the underlying futures contract will not correspond to changes in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

V.  OTHER MATTERS

     Accounting for futures contracts will be in accordance with generally accepted accounting principles.

PART C.  OTHER INFORMATION

Item 24.  Financial Statements and Exhibits.
          ---------------------------------

     (a)  Included in Part A: None

          Included in Part B: None

     (b)  Exhibits:

     (1) (a) Declaration of Trust is incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Statement on Form N-1A filed with the Commission on December 19, 1996.

          (b) Certificate of Designation of New Shares and Classification of Shares with respect to the Munder Framlington Global Financial Services Fund to be filed by amendment.

     (2) By-Laws are incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed with the Commission on December 19, 1996.

     (3)  Not Applicable

     (4)  Not applicable.

     (5) (a) Form of Investment Advisory Agreement is incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed with the Commission on December 19, 1996.

          (b) Form of Investment Advisory Agreement for the Munder Framlington Global Financial Services Fund is filed herein.

          (c) Form of Sub-Advisory Agreement is incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed with the Commission on December 19, 1996.

          (d) Form of Sub-Advisory Agreement for the Munder Framlington Global Financial Services Fund is filed herein.

     (6) (a) Form of Distribution Agreement is incorporated herein by reference to Pre-Effective Amendment No. to Registrant's Registration Statement on Form N-1A filed with the Commission on December 19, 1996.

          (b) Form of Distribution Agreement for the Munder Framlington Global Financial Services Fund is filed herein.

     (7)  Not Applicable

     (8) (a) Form of Custodian Agreement is incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed with the Commission on December 19, 1996.

          (b) Form of Amendment to Custodian Agreement is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed with the Commission on June 27, 1997.

          (c) Form of Notice to Custodian Agreement with respect to the Munder Framlington Global Financial Services Fund is filed herein.

          (d) Form of Sub-Custodian Agreement with respect to the Munder Framlington International Growth Fund, Munder Framlington Emerging Markets Fund and the Munder Framlington Healthcare Fund is filed herein.

          (e) Form of Notice to Sub-Custodian Agreement with respect to the Munder Framlington Global Financial Services Fund is filed herein.

     (9) (a) Form of Transfer Agency and Registrar Agreement is incorporated herein by reference to Pre-Effective
               Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed with the Commission on December 19, 1996.

          (b) Form of Notice to Transfer Agency and Registrar Agreement with respect to the Munder Framlington Global Financial Services Fund is filed herein.

          (c) Form of Amendment to Transfer Agency and Registrar Agreement with respect to the Munder Framlington Global Financial Series Fund is filed herein.

          (d) Administration Agreement with respect to The Munder Framlington Funds Trust is filed herein.

          (e) Form of Notice to Administration Agreement with respect to the Munder Framlington Global Financial Services Fund is filed herein.

     (10) (a) Opinion and Consent of Counsel is incorporated by reference to the Rule 24f-2 Notice filed on August 28, 1997, Accession Number 0000927405-97-000311.

          (b) Opinion and Consent of Counsel with respect to the Munder Framlington Global Financial Services Fund to be filed by amendment.

          (a)  Powers of Attorney are filed herein.

          (b) Certified Resolution of Board authorizing signature on behalf of Registrant pursuant to power of attorney is filed herein.

     (12) Not Applicable

     (13) (a) Purchase Agreement is incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed with the Commission on December 19, 1996.

          (b) Form of Purchase Agreement for The Munder Framlington Funds Trust, on behalf of the Munder Framlington Global Financial Services Fund is filed herein.

     (14) Not Applicable

     (15) (a) Service and Distribution Plan for the Munder Framlington Funds Trust Class A, B and C Shares is incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed with the Commission on December 19, 1996.

          (b) Form of Service and Distribution Plan for Class A, B and C Shares with respect to the Munder Framlington Global Financial Services Fund is incorporated herein by reference; material provisions of this exhibit are substantially similar to those of the corresponding exhibit to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed with the Commission on December 19, 1996.

          (c) Service Plan for The Munder Framlington Funds Trust Class K Shares is incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed with the Commission on December 19, 1996.

          (d) Form of Service Plan for Class K Shares with respect to the Munder Framlington Global Financial Services Fund is incorporated herein by reference; material provisions of this exhibit are substantially similar to those of the corresponding exhibit to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed with the Commission on December 19, 1996.

     (16) Schedule for Computation of Performance Quotations is incorporated herein by reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 28, 1997.

     (17) Not applicable.

     (18) (a) Form of Amended and Restated Multi-Class Plan is incorporated herein by reference to Post-Effective
               Amendment No. to Registrant's Registration Statement on Form N-1A filed with the Commission on June 27, 1997.

          (b) Form of Amended and Restated Multi-Class Plan with respect to the Munder Framlington Global Financial Services Fund is incorporated herein by reference; material provisions of this exhibit are substantially similar to those of the corresponding exhibit to Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed with the Commission on June 27, 1997.

Item 25.  Persons Controlled by or Under Common Control with Registrant.
          --------------------------------------------------------------

          Not Applicable.

Item 26.  Number of Holders of Securities.
          -----------------------------------------

          As of March 19, 1998, the number of shareholders of record of each Class of shares of each Series of the Registrant that was offered as of that date was as follows:

                            Class A   Class B   Class C   Class K   Class Y
 Munder Framlington         25        6         9         1         34
 International Growth Fund

 Munder Framlington         65        23        9         3         45
 Emerging Markets Fund

 Munder Framlington         120       319       48        1         33
 Healthcare Fund

Framlington Global Financial Services Fund- As of the date of this filing, the Fund had not commenced operations.

Item 27.  Indemnification.
          --------------------

     Section 4.3 of the Fund's Declaration of Trust provides that Trustees and Officers shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred with any claim, action, suit or proceeding in which they become involved by virtue of being or having been a Trustee or Officer. However, no indemnification may be provided: (i) against any liability to the Trust, a Series thereof or the Shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of a Trustee or Officer; (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust or a Series thereof; (iii) in the event of a settlement or other disposition not involving a final adjudication as provided above resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office: (A) by the court or other body approving the settlement or other disposition; or (B) based upon a review of readily available facts (as opposed to a full trial-type inquiry) by (x) vote of a majority of the Non-interested Trustees acting on the matter (provided that a majority of the Non-interested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this
Section 4.3 may be advanced by the Trust or a Series thereof prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that a Trustee or Officer is not entitled to indemnification under this Section 4.3, provided that either: (i) such undertaking is secured by surety bond or some other appropriate security provided by the recipient, or the Trust or Series thereof shall be insured against losses arising out of any such advances; or
(ii) a majority of the Non-interested Trustees acting on the matter (provided that a majority of the Non-interested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Trustees, Officers and controlling persons of the Registrant by the Registrant pursuant to the Trust's Declaration of Trust, its By-Laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such Trustees, officers or controlling persons in connection with shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 28.  Business and Other Connections of Investment Advisor and Sub-Advisor.
          ---------------------------------------------------------------------

          Munder Capital Management
          -----------------------------------

 Name                  Position with Advisor
 ----                  ---------------------
 Old MCM, Inc.         Partner
 Munder Group LLC      Partner
 WAM Holdings, Inc.    Partner
 Lee P. Munder         President and Chairman
 Leonard J. Barr, II   Senior Vice President and Director of Research
 Clark Durant          Vice President and Co-Director of The Private Management Group
 Terry H. Gardner      Vice President and Chief Financial Officer
 Elyse G. Essick       Vice President and Director of Client Services
 Sharon E. Fayolle     Vice President and Director of Money Market Trading
 Otto G. Hinzmann      Vice President and Director of Equity Portfolio Management
 Anne K. Kennedy       Vice President and Director of Corporate Bond Trading
 Richard R. Mullaney   Vice President and Director of The Private Management Group
 Ann F. Putallaz       Vice President and Director of Fiduciary Services
 Peter G. Root         Vice President and Director of Government Securities Trading
 Lisa A. Rosen         General Counsel and Director of Mutual Fund Operations
 James C. Robinson     Vice President and Chief Investment Officer/Fixed Income
 Gerald L. Seizert     Chief Executive Officer and Chief Investment Officer/Equity
 Paul D. Tobias        Chief Executive Officer and Chief Operating Officer

For further information relating to the Investment Advisor's officers, reference is made to Form ADV filed under the Investment Advisers Act of 1940 by Munder Capital Management, SEC File No. 801-32415.

          Framlington Overseas Investment Management Limited
          --------------------------------------------------

          Name                     Position with Sub-Advisor
          ----                     -------------------------
          Warren J. Coleman             Director
          Gary C. Fitzgerald            Director
          Jean-Luc Schilling            Director
          Michael A. Vogel              Director
          Robert Jenkins           Portfolio Manager

For more information relating to the Sub-Advisor's officers, reference is made to Form ADV filed under the Investment Advisers Act of 1940 by Framlington Overseas Investment Management Limited, SEC File No. 801-42074.

Item 29.  Principal Underwriters.
          -----------------------

          (a) Funds Distributor, Inc. ("FDI"), located at 60 State Street, Suite 1300, Boston, Massachusetts 02109. FDI is an indirectly wholly-owned subsidiary of Boston Institutional Group, Inc. a holding company, all of whose outstanding shares are owned by key employees. FDI is a broker dealer registered under the Securities Exchange Act of 1934, as amended. FDI acts as principal underwriter of the following investment companies other than the Registrant:

 Harris Insight Funds Trust                      RCM Capital Funds, Inc.
 The Munder Funds Trust                          Monetta Fund, Inc.
 St. Clair Funds, Inc.                           Monetta Trust
 The Munder Funds, Inc.                          The JPM Series Trust
 BJB Investment Funds                            The JPM Series Trust II
 The PanAgora Institutional Funds                HT Insight Funds, Inc.
 RCM Equity Funds, Inc.                          d/b/a Harris Insight Funds
 Waterhouse Investors Family of Funds, Inc.      The Brinson Funds
 J.P. Morgan Funds                               WEBS Index Fund, Inc.
 The J.P. Morgan Institutional Funds             The Montgomery Funds
 The Skyline Funds                               The Montgomery Funds II
 Orbitex Group of Funds

          (b) The following is a list of the executive officers, directors and partners of Funds Distributor, Inc.

 Director, President and Chief Executive Officer      -Marie E. Connolly
 Executive Vice President                             -Richard W. Ingram
 Executive Vice President                             -Donald R. Roberson
 Senior Vice President                                -Michael S. Petrucelli
 Director, Senior Vice President, Treasurer and       -Joseph F. Tower, III
 Chief Financial Officer
 Senior Vice President                                -Paula R. David


                                                                             6




 Senior Vice President                                -Bernard A. Whalen
 Director                                             -William J. Nutt
 Senior Vice President                                -A. Bayard Closser
 Executive Vice President                             -William S. Nichols

     (c)  Not Applicable.

Item 30.  Location of Accounts and Records
          -----------------------------------------

          The account books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of:

          (1) Munder Capital Management, 480 Pierce Street or 255 East Brown Street, Birmingham, Michigan 48009 (records relating to its function as investment advisor);

          (2) First Data Investor Services Group, Inc., 53 State Street, Exchange Place, Boston, Massachusetts 02109 or 4400 Computer Drive, Westborough, Massachusetts 01581 (records relating to its functions transfer agent);

          (3) State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110 or 150 Newport Avenue, North Quincy, Massachusetts 02171 (records relating to its function as administrator and subcustodian);

          (4)  Funds Distributor, Inc., 60 State Street, Boston,
               Massachusetts 02109 (records relating to its function as distributor); and

          (5) Comerica Bank, 1 Detroit Center, 500 Woodward Avenue, Detroit, Michigan 48226 (records relating to its function as custodian).

Item 31.  Management Services.
          ----------------------------

          Not Applicable

Item 32.  Undertakings.
          -----------------

          (a)  Not Applicable.

          (b) Registrant undertakes to file a Post-Effective Amendment relating to the Munder Framlington Global Financial Services Fund, using reasonably current financial statements which need not be certified, within four to six months from the effective date of the Registration Statement describing the Fund.

          (c) Registrant undertakes to call a meeting of Shareholders for the purpose of voting upon the question of removal of a Trustee or Trustees when requested to do so by the holders of at least 10% of the Registrant's outstanding shares of beneficial interest and in connection with such meeting to comply with the shareholders' communications provisions of Section 16(c) of the Investment Company Act of 1940.

          (d) Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders upon request and without charge.

                                     SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 4 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Quincy and The Commonwealth of Massachusetts, on the 30th day of March 1998.

THE MUNDER FRAMLINGTON FUNDS TRUST

By:  *
      ---------------------
      Lee P. Munder

* By: /s/ Cynthia Surprise
      ---------------------
      Cynthia Surprise
      as Attorney-in-Fact


                                     SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 4 to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

SIGNATURES                         TITLE               DATE
*_____________________        Director and        March 30, 1998
 Lee P. Munder                President

*_____________________        Director            March 30, 1998
 Charles W. Elliott

*_____________________        Director            March 30, 1998
 Joseph E. Champagne

*_____________________        Director            March 30, 1998
 Thomas B. Bender

*_____________________        Director            March 30, 1998
 Thomas D. Eckert

*_____________________        Director            March 30, 1998
 John Rakolta, Jr.

*_____________________        Director            March 30, 1998
 David J. Brophy


                                                                             9




*_____________________        Vice President,     March 30, 1998
 Terry H. Gardner             Treasurer and
                              Chief Financial
                              Officer


*By: /s/ Cynthia Surprise
     --------------------
     Cynthia Surprise
     as Attorney-in-Fact


                                   EXHIBIT INDEX

Exhibit No.       Description
-----------       -----------
 5(b)             Form  of  Investment  Advisory  Agreement  with  respect to the Munder
                  Framlington Global Financial Services Fund
 5(d)             Form  of Sub-Advisory Agreement with respect to the Munder Framlington
                  Global Financial Services Fund
 6(b)             Form  of Distribution Agreement with respect to the Munder Framlington
                  Global Financial Services Fund
 8(c)             Form  of  Notice  to  Custodian  Agreement  with respect to the Munder
                  Framlington Global Financial Services Fund
 8(d)             Form of Sub-Custodian   Agreement  with  respect  to  the  Munder
                  Framlington International  Growth  Fund,  Munder Framlington Emerging
                  Markets Fund and the Munder Framlington Healthcare Fund
 8(e)             Form  of  Notice to Sub-Custodian Agreement with respect to the Munder
                  Framlington International Growth Fund
 9(b)             Form of Notice to Transfer Agency and Registrar Agreement with respect to the Munder Framlington Global Financial Services Fund
 9(c)             Form of Amendment to Transfer Agency and Registrar Agreement with respect to the Munder Framlington Global Financial Services Fund
 9(d)             Administration  Agreement with respect to The Munder Framlington Funds
                  Trust
 9(e)             Form  of  Notice  to  Administration Agreement with respect the Munder
                  Framlington Global Financial Services Fund
 11(a)            Powers of Attorney
 11(b)            Certified  Resolution  of  Board  authorizing  signature  on behalf of
                  Registrant pursuant to power of attorney
 13(b)            Form of Purchase Agreement with respect to the Munder Framlington
                  Global Financial Services Fund




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